Registration No. 033-42180

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 25


                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                          ----------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA

                              COLUMBUS, OHIO 43215

              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Financial Statements, and Part II.

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2003


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                 CAPTION IN PROSPECTUS

  1.........................................Nationwide Life Insurance Company
                                            The Variable Account

  2.........................................Nationwide Life Insurance Company
  4.........................................Distribution of The Policies
  5.........................................The Variable Account and Underlying
                                            Mutual Fund

  6.........................................Not Applicable
  7.........................................Not Applicable
  8.........................................Not Applicable
  9.........................................Legal Proceedings
10..........................................Information About The Policies; How
                                            The Cash Value Varies; Right to
                                            Exchange for a Fixed Benefit Policy;
                                            Reinstatement; Other Policy
                                            Provisions

11..........................................The Variable Account and Underlying
                                            Mutual Fund
12..........................................The Variable Account and Underlying
                                            Mutual Funds

13..........................................Policy Charges
                                            Reinstatement
14..........................................Underwriting and Issuance -
                                            Premium Payments
                                            Minimum Requirements for
                                            Issuance of a Policy

15..........................................The Variable Account and Underlying
                                            Mutual Fund; Premium Payments

16..........................................Underwriting and Issuance -
                                            Allocation of Cash Value
17..........................................Surrendering The Policy for Cash
18..........................................Reinvestment
19..........................................Not Applicable
20..........................................Not Applicable
21..........................................Policy Loans
22..........................................Not Applicable
23..........................................Not Applicable
24..........................................Not Applicable
25..........................................Nationwide Life Insurance Company
26..........................................Not Applicable
27..........................................Nationwide Life Insurance Company
28..........................................Company Management
29..........................................Company Management
30..........................................Not Applicable
31..........................................Not Applicable
32..........................................Not Applicable
33..........................................Not Applicable
34..........................................Not Applicable
35..........................................Nationwide Life Insurance Company
36..........................................Not Applicable
37..........................................Not Applicable

38..........................................Distribution of The Policies

N-8B-2 ITEM                                 CAPTION IN PROSPECTUS


39..........................................Distribution of The Policies
40..........................................Not Applicable
41(a).......................................Distribution of The Policies
42..........................................Not Applicable
43..........................................Not Applicable
44..........................................Variations in Cash Value
45..........................................Not Applicable
46..........................................Variations in Cash Value
47..........................................Not Applicable
48..........................................Custodian of Assets
49..........................................Not Applicable
50..........................................Not Applicable
51..........................................Summary of The Policies;

                                            Information About The Policies

52..........................................Substitution of Securities
53..........................................Tax Matters
54..........................................Not Applicable
55..........................................Not Applicable
56..........................................Not Applicable
57..........................................Not Applicable
58..........................................Not Applicable
59..........................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies

             Issued by Nationwide Life Insurance Company through its
                       Nationwide VLI Separate Account-2


                   The date of this prospectus is May 1, 2003


THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE POLICIES BEFORE INVESTING - THE INSURANCE POLICY IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

NOT ALL BENEFITS, PROGRAMS, FEATURES AND INVESTMENT OPTIONS DESCRIBED IN THIS PROSPECTUS ARE AVAILABLE OR APPROVED FOR USE IN EVERY STATE.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:


AIM VARIABLE INSURANCE FUNDS, INC.

o AIM V.I. Basic Value Fund - Series I Shares
o AIM V.I. Capital Appreciation Fund - Series I Shares
o AIM V.I. Capital Development Fund - Series I Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

o AllianceBernstein Growth & Income Portfolio - Class A
o AllianceBernstein Small Cap Value Portfolio - Class A


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A
MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

o American Century VP Income & Growth Fund: Class I
o American Century VP International Fund: Class I
o American Century VP Ultra Fund: Class I
o American Century VP Value Fund: Class I


AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

o American Century VP Inflation Protection Fund:
  Class II


DREYFUS

o Dreyfus Investment Portfolios - Small Cap Stock Index Portfolios:
  Service Shares
o Dreyfus Stock Index Fund, Inc.: Initial Shares

DREYFUS VARIABLE INVESTMENT FUND

o Appreciation Portfolio: Initial Shares
o Developing Leaders Portfolio: Initial Shares


FEDERATED INSURANCE SERIES

o Federated American Leaders Fund II: Primary Shares
o Federated Capital Appreciation Fund II: Primary Shares
o Federated Quality Bond Fund II: Primary Shares


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

o VIP Equity-Income Portfolio: Initial Class
o VIP Growth Portfolio: Initial Class
o VIP Overseas Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

o VIP II Contrafund(R) Portfolio: Initial Class
o VIP II Investment Grade Bond Portfolio: Service Class


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

o VIP III Mid Cap Portfolio: Service Class
o VIP III Value Strategies Portfolio: Service Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

o Franklin Rising Dividends Securities Fund: Class 1
o Franklin Small Cap Value Securities Fund: Class 1
o Templeton Foreign Securities Fund: Class 1


GARTMORE VARIABLE INSURANCE TRUST

o Comstock GVIT Value Fund: Class I
o Dreyfus GVIT International Value Fund: Class I
o Dreyfus GVIT Mid Cap Index Fund: Class I
o Federated GVIT High Income Bond Fund: Class I
o Gartmore GVIT Emerging Markets Fund: Class I
o Gartmore GVIT Global Financial Services Fund: Class I
o Gartmore GVIT Global Health Sciences Fund: Class I

     Class I

o Gartmore GVIT Global Technology and Communications Fund: Class I
o Gartmore GVIT Global Utilities Fund: Class I
o Gartmore GVIT Government Bond Fund: Class I
o Gartmore GVIT Investor Destinations Funds
>>   Gartmore GVIT Investor Destinations Conservative Fund
>>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
>>   Gartmore GVIT Investor Destinations Moderate Fund

>>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
>>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Money Market Fund: Class I
o Gartmore GVIT Nationwide(R)Fund: Class I (formerly, Gartmore GVIT Total Return Fund: Class I)

o Gartmore GVIT U.S. Growth Leaders Fund: Class I

o GVIT Small Cap Growth Fund: Class I (subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company)
o GVIT Small Cap Value Fund: Class I (subadviser: The Dreyfus Corporation, Banc One Investment Advisors Corporation)
o GVIT Small Company Fund: Class I (subadviser: The Dreyfus Corporation, Neuberger Berman, LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)
o GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I* (formerly, MAS GVIT Multi Sector Bond Fund: Class I) (subadviser: Van Kampen
  Asset Management, Inc.)
o Gartmore GVIT Mid Cap Growth Fund: Class I (formerly, Strong GVIT Mid Cap Growth Fund)


JANUS ASPEN SERIES

o Balanced Portfolio: Service Shares
o Capital Appreciation Portfolio: Service Shares
o International Growth Portfolio: Service Shares
o Risk-Managed Large Cap Core Portfolio: Service Shares

MFS(R) VARIABLE INSURANCE TRUST

o MFS Investors Growth Stock Series: Initial Class
o MFS Value Series: Initial Class

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST

o AMT Balanced Portfolio
o AMT Fasciano Portfolio: Class S
o AMT Limited Maturity Bond Portfolio: Class I
o AMT Mid Cap Growth Portfolio: Class S
o AMT Socially Responsive Portfolio


OPPENHEIMER VARIABLE ACCOUNTS FUNDS

o Oppenheimer Capital Appreciation Fund/VA: Initial Class
o Oppenheimer Global Securities Fund/VA: Initial Class
o Oppenheimer High Income Fund/VA: Initial Class
o Oppenheimer Main Street(R)Fund/VA: Initial Class (formerly,
  Oppenheimer Main Street(R)Growth & Income Fund/VA: Initial Class)
o Oppenheimer Main Street(R) Small Cap Fund/VA: Initial Class
o Oppenheimer Multiple Strategies Fund/VA: Initial Class

PUTNAM VARIABLE TRUST

o Putnam VT Growth & Income Fund: Class IB
o Putnam VT International Equity Fund: Class IB
o Putnam VT Voyager Fund: Class IB


VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

o Core Plus Fixed Income Portfolio: Class I
o Emerging Markets Debt Portfolio: Class I
o U.S. Real Estate Portfolio: Class I


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

o American Century VP Capital Appreciation Fund: Class I


CREDIT SUISSE TRUST

o Global Post-Venture Capital Portfolio
o International Focus Portfolio


STRONG VARIABLE INSURANCE FUNDS, INC.

o Strong Discovery Fund II, Inc.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST

o Turner GVIT Growth Focus Fund: Class I

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

o VIP III Growth Opportunities Portfolio: Initial Class

VAN ECK WORLDWIDE INSURANCE TRUST

o Worldwide Bond Fund
o Worldwide Emerging Markets Fund
o Worldwide Hard Assets Fund


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

o American Century VP Balanced Fund: Class I

CREDIT SUISSE TRUST

o Small Cap Growth Portfolio


DREYFUS

o The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

DREYFUS VARIABLE INVESTMENT FUND

o Growth & Income Portfolio: Initial Shares*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

o VIP High Income Portfolio: Initial Class*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

o VIP II Asset Manager Portfolio: Initial Class

GARTMORE VARIABLE INSURANCE TRUST

o Gartmore GVIT Growth Fund: Class I
o Gartmore GVIT International Growth Fund: Class I
o Gartmore GVIT Nationwide Leaders Fund: Class I

JANUS ASPEN SERIES

o Global Technology Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TURST

o AMT Growth Portfolio
o AMT Guardian Portfolio
o AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

o Oppenheimer Aggressive Growth Fund/VA: Initial Class
o Oppenheimer Bond Fund/VA: Initial Class
o Oppenheimer Multiple Strategies Fund/VA: Initial Class

STRONG OPPORTUNITY FUND II, INC.


*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

For general information or to obtain FREE copies of the:

o Nationwide's privacy statement;
o prospectus, annual report or semi-annual report for any underlying mutual fund; and
o any required Nationwide forms,

call:

                  1-800-547-7548
             TDD  1-800-238-3035
or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             ONE NATIONWIDE PLAZA, RR1-04-D4
             COLUMBUS, OHIO 43215

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   WWW.SEC.GOV

Information about this and other Best of America Products can be found on the world-wide web at:

                              WWW.BESTOFAMERICA.COM

THIS POLICY:

o IS NOT A BANK DEPOSIT
o IS NOT FDIC INSURED
o IS NOT INSURED OR ENDORSED BY A BANK OR ANY
   FEDERAL GOVERNMENT AGENCY
o IS NOT AVAILABLE IN EVERY STATE
o MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility with the amount and frequency of premium payments.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-2 or the fixed account, depending on how premium payments are invested.

DECLINING VALUES OR NEGATIVE INVESTMENT RESULTS MAY RESULT IN REDUCTIONS IN DEATH BENEFITS, CASH VALUES, AND THE LOSS OF INSURANCE COVERAGE IF ADDITIONAL PREMIUMS ARE NOT PAID.

Investors assume certain risks when investing in the policies, including the risk losing of money.

Nationwide guarantees the death benefit for as long as the policy is in force. Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

BREAK POINT PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-2, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS





GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF POLICY EXPENSES....................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

SYNOPSIS OF THE POLICIES......................................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION..............................................

INVESTING IN THE POLICY.......................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES................................

     Issuance of Policies
     Premium Payments
     Pricing


POLICY CHARGES................................................
     Sales Load
     Tax Load
     Surrender Charges
     Reductions to Surrender Charges
     Monthly Cost of Insurance Charge
     Monthly Administrative Charge
     Increase Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH..............................
     Surrender (Redemption)
     Income Tax Withholding

VARIATION IN CASH VALUE.......................................
     Error in Age or Sex

POLICY PROVISIONS.............................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.......................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE...............................................

POLICY LOANS..................................................
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT....................................................

POLICY OWNER SERVICES.........................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.....................................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds


RIGHT OF CONVERSION...........................................


GRACE PERIOD..................................................
     Reinstatement

TAX MATTERS...................................................
     Policy Proceeds
     Withholding
     Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS..........................................

STATE REGULATION..............................................

REPORTS TO POLICY OWNERS......................................

ADVERTISING...................................................

LEGAL PROCEEDINGS.............................................

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS......................

REGISTRATION STATEMENT........................................

DISTRIBUTION OF THE POLICIES..................................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE...............................................


NATIONWIDE INVESTMENT  SERVICES CORPORATION...................

COMPANY MANAGEMENT............................................


APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: ILLUSTRATIONS OF SURRENDER CHARGES................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a tax load from premium payments.

The sales load is guaranteed never to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium (see "Sales Load").

The tax load is approximately 3.5% of premiums for all states (see "Tax Expense Charge").

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 0.80% of the daily net assets of the variable account. For each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to an annualized rate of 0.50% of the daily net assets of the variable account. For policies issued in New York, the reduction occurs regardless of the cash surrender value.

Nationwide deducts an administrative expense charge of $12.50 per month in the first year, and $5 per month in renewal years. Nationwide guarantees this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

Nationwide deducts the following charges from the cash value of the policy:

o a monthly cost of insurance charge;

o a monthly cost of any additional benefits provided by riders to the policy;

o an increase charge (applied to increases in the specified amount); and

o a surrender charge.

The increase charge is comprised of an underwriting and administration component of $1.50 per year per $1,000 and a sales component of $0.54 per year per $1,000 (see "Increase Charge").

A surrender charge is assessed for policies surrendered during the first 9 policy years (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
 (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)
----------------------------------------------------------------------------------------------------------------
                                                MANAGEMENT     OTHER EXPENSES    12B-1        TOTAL MUTUAL
                                                   FEES                          FEES         FUND EXPENSES
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc. - AIM             0.73%         0.43%         0.00%              1.16%
V.I. Basic Value Fund: Series I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc. - AIM             0.61%         0.24%         0.00%              0.85%
V.I. Capital Appreciation Fund: Series I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc. - AIM             0.75%         0.39%         0.00%              1.14%
V.I. Capital Development Fund: Series I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series           0.63%         0.05%         0.00%              0.68%
Fund, Inc. - AllianceBernstein Growth &
Income Portfolio: Class A

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series           0.79%         0.41%         0.00%              1.20%
Fund, Inc. - AllianceBernstein Small Cap
Value Portfolio: Class A

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.           0.90%         0.00%         0.00%              0.90%
- American Century VP Balanced Fund:
Class I
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.           1.00%         0.00%         0.00%              1.00%
- American Century VP Capital Appreciation
Fund: Class I
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.           0.70%         0.00%         0.00%              0.70%
- American Century VP Income & Growth
Fund: Class I
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios II,             0.51%         0.00%         0.25%              0.76%
Inc. - American Century VP Inflation
Protection Fund: Class II

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.           1.30%         0.00%         0.00%              1.30%
- American Century VP International Fund:

Class I
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.           1.00%         0.00%         0.00%              1.00%
- American Century VP Ultra Fund: Class I
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.           0.95%         0.00%         0.00%              0.95%
- American Century VP Value Fund: Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Post-Venture            0.94%         0.46%         0.00%              1.40%
Capital Portfolio

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Credit Suisse Trust -International Focus             1.00%         0.42%         0.00%              1.42%
Portfolio

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Small Cap Growth               0.90%         0.24%         0.00%              1.14%
Portfolio

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap            0.35%         0.00%         0.25%              0.60%
Stock Index Portfolio: Service Shares
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth              0.75%         0.05%         0.00%              0.80%
Fund, Inc.: Initial Shares

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Initial              0.25%         0.02%         0.00%              0.27%
Shares

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-                    0.75%         0.03%         0.00%              0.78%
Appreciation Portfolio: Initial Shares
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund-                    0.75%         0.06%         0.00%              0.81%
Developing Leaders Portfolio: Initial
Shares

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth &           0.75%         0.05%         0.00%              0.80%
Income Portfolio: Initial Shares
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Federated Insurance Series - Federated               0.75%         0.13%         0.00%              0.88%
American Leaders Fund II: Primary Shares

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Federated Insurance Series - Federated               0.00%         0.90%         0.00%              0.90%
Capital Appreciation Fund II: Primary
Shares

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Federated Insurance Series - Federated               0.57%         0.13%         0.00%              0.70%
Quality Bond Fund II: Primary Shares

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:                0.48%         0.10%         0.00%              0.58%
Initial Class
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Initial               0.58%         0.10%         0.00%              0.68%
Class
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------




                                       9




----------------------------------------------------------------------------------------------------------------
                                                MANAGEMENT     OTHER EXPENSES    12B-1        TOTAL MUTUAL
                                                   FEES                          FEES         FUND EXPENSES
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:                  0.58%         0.13%         0.00%              0.71%
Initial Class
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Initial             0.73%         0.19%         0.00%              0.92%
Class
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio:             0.53%         0.11%         0.00%              0.64%
Initial Class
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:              0.58%         0.10%         0.00%              0.68%
Initial Class
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Fidelity VIP II Investment Grade Bond                0.64%         0.00%         0.00%              0.64%
Portfolio: Service Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities                0.58%         0.11%         0.00%              0.69%
Portfolio: Initial Class
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Fidelity VIP III Mid Cap Portfolio:                  0.80%         0.00%         0.00%              0.80%
Service Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies                    0.58%         0.26%         0.10%              0.94%
Portfolio: Service Class
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance                0.74%         0.04%         0.00%              0.78%
Products Trust - Franklin Rising Dividends
Securities Fund: Class 1

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance                0.56%         0.20%         0.00%              0.76%
Products Trust - Franklin Small Cap Value
Securities Fund: Class 1

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance                0.68%         0.20%         0.00%              0.88%
Products Trust - Templeton Foreign
Securities Fund: Class 1

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Comstock GVIT Value Fund: Class I               0.80%         0.31%         0.00%              1.11%

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT - Dreyfus GVIT International Value              0.75%         0.26%         0.00%              1.01%
Fund: Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Dreyfus GVIT Mid Cap Index Fund:                0.50%         0.25%         0.00%              0.75%
Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Emerging Markets Fund:            1.15%         0.26%         0.00%              1.41%
Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Federated GVIT High Income Bond Fund:           0.70%         0.28%         0.00%              0.98%
Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Gartmore GVIT Global Financial Services              1.00%         0.40%         0.00%              1.40%
Fund: Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Gartmore GVIT Global Health Sciences Fund:           1.00%         0.30%         0.00%              1.30%
Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Global Technology and             0.97%         0.41%         0.00%              1.38%
Communications Fund: Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Gartmore GVIT Global Utilities Fund:                 0.76%         0.44%         0.00%              1.20%
Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Government Bond Fund:             0.49%         0.24%         0.00%              0.73%
Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Growth Fund: Class I              0.60%         0.25%         0.00%              0.85%

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT International Growth              0.97%         0.33%         0.00%              1.30%
Fund: Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Investor Destinations             0.13%         0.18%         0.00%              0.31%
Conservative Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Investor Destinations             0.13%         0.18%         0.00%              0.31%
Moderately Conservative Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Investor Destinations             0.13%         0.18%         0.00%              0.31%
Moderate Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Investor Destinations             0.13%         0.18%         0.00%              0.31%
Moderately Aggressive Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Investor Destinations             0.13%         0.18%         0.00%              0.31%
Aggressive Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Mid Cap Growth Fund:              0.90%         0.26%         0.00%              1.16%
Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Money Market Fund:                0.38%         0.24%         0.00%              0.62%
Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Nationwide(R)Fund: Class           0.59%         0.25%         0.00%              0.84%
I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                MANAGEMENT     OTHER EXPENSES    12B-1        TOTAL MUTUAL
                                                   FEES                          FEES         FUND EXPENSES
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------


Gartmore GVIT Nationwide Leaders Fund:               0.90%         0.28%         0.00%              1.18%
Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Gartmore GVIT U.S. Growth Leaders Fund:              0.90%         0.28%         0.00%              1.18%
Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT GVIT Small Cap Growth Fund: Class I             1.10%         0.25%         0.00%              1.35%

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT GVIT Small Cap Value Fund: Class I              0.87%         0.24%         0.00%              1.11%

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT GVIT Small Company Fund: Class I                0.93%         0.25%         0.00%              1.18%

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Turner GVIT Growth Focus Fund: Class I          0.80%         0.25%         0.00%              1.05%

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GVIT Van Kampen GVIT Multi Sector Bond               0.75%         0.27%         0.00%              1.02%
Fund: Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Janus Aspen Series - Balanced Portfolio:             0.65%         0.02%         0.25%              0.92%
Service Shares

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Janus Aspen Series - Capital Appreciation            0.65%         0.02%         0.25%              0.92%
Portfolio: Service Shares

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Janus Aspen Series - Global Technology               0.65%         0.07%         0.25%              0.97%
Portfolio: Service Shares

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Janus Aspen Series - International Growth            0.65%         0.09%         0.25%              0.99%
Portfolio: Service Shares

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Janus Aspen Series - Risk-Managed Large              0.65%         0.44%         0.25%              1.34%
Cap Core Portfolio: Service Shares

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

MFS(R)Variable Insurance Trust - MFS                  0.75%         0.13%         0.00%              0.88%
Investors Growth Stock Series: Initial
Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

MFS(R)Variable Insurance Trust - MFS Value            0.75%         0.15%         0.00%              0.90%
Series: Initial Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Balanced Portfolio              0.85%         0.27%         0.00%              1.12%

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio:             1.15%         0.00%         0.25%              1.40%
Class S

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Growth Portfolio                0.85%         0.11%         0.00%              0.96%

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Guardian Portfolio              0.85%         0.13%         0.00%              0.98%

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Limited Maturity Bond           0.65%         0.11%         0.00%              0.76%
Portfolio: Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid Cap Growth                  0.84%         0.14%         0.25%              1.23%
Portfolio: Class S

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Partners Portfolio              0.83%         0.08%         0.00%              0.91%

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Socially Responsive             1.30%         0.00%         0.00%              1.30%
Portfolio

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -                 0.67%         0.01%         0.00%              0.68%
Oppenheimer Aggressive Growth Fund/VA:
Initial Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -                 0.71%         0.02%         0.00%              0.73%
Oppenheimer Bond Fund/VA: Initial Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -                 0.65%         0.01%         0.00%              0.66%
Oppenheimer Capital Appreciation Fund/VA:
Initial Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -                 0.65%         0.02%         0.00%              0.67%
Oppenheimer Global Securities Fund/VA:
Initial Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -                 0.74%         0.03%         0.00%              0.77%
Oppenheimer High Income Fund/VA: Initial
Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -                 0.75%         0.25%         0.00%              1.00%
Oppenheimer Main Street(R)Small Cap
Fund/VA: Initial Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -                 0.68%         0.01%         0.00%              0.69%
Oppenheimer Main Street(R)Fund/VA: Initial
Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------



                                       11

----------------------------------------------------------------------------------------------------------------
                                                MANAGEMENT     OTHER EXPENSES    12B-1        TOTAL MUTUAL
                                                   FEES                          FEES         FUND EXPENSES
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------


Oppenheimer Variable Account Funds -                 0.72%         0.02%         0.00%              0.74%
Oppenheimer Multiple Strategies Fund/VA:
Initial Class

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Putnam Variable Trust - Putnam VT Growth &           0.48%         0.04%         0.25%              0.77%
Income Fund: Class IB

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Putnam Variable Trust - Putnam VT                    0.77%         0.22%         0.25%              1.24%
International Equity Fund: Class IB

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Putnam Variable Trust - Putnam VT Voyager            0.54%         0.06%         0.25%              0.85%
Fund: Class IB

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Strong Opportunity Fund II, Inc.                     0.75%         0.34%         0.00%              1.09%

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Strong Variable Insurance Funds, Inc. -              1.00%         0.09%         0.00%              1.09%
International Stock Fund II

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Strong Variable Insurance Funds, Inc. -              1.00%         0.19%         0.00%              1.19%
Strong Discovery Fund II, Inc.

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -            0.37%         0.33%         0.00%              0.70%
Core Plus Fixed Income Portfolio: Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -            0.80%         0.42%         0.00%              1.22%
Emerging Markets Debt Portfolio: Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -            0.78%         0.32%         0.00%              1.10%
U.S. Real Estate Portfolio: Class I

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust -                  1.00%         0.00%         0.21%              1.21%
Worldwide Bond Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust -                  1.00%         0.00%         0.30%              1.30%
Worldwide Emerging Markets Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust -                  1.00%         0.00%         0.20%              1.20%
Worldwide Hard Assets Fund

----------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

             (as a percentage of underlying mutual fund net assets,
                       before reimbursements and waivers)


Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


------------------------------------------------------- --------------- -------------- --------- ----------------------
                                                          Management        Other      12b-1       Total Underlying
                                                             Fees         Expenses       Fees    Mutual Fund Expenses
------------------------------------------------------- --------------- -------------- --------- ----------------------
------------------------------------------------------- --------------- -------------- --------- ----------------------

AllianceBernstein Variable Products Series Fund, Inc.-      1.00%           0.41%       0.00%            1.41%
AllianceBernstein Small Cap Value Portfolio: Class A

------------------------------------------------------- --------------- -------------- --------- ----------------------
------------------------------------------------------- --------------- -------------- --------- ----------------------

Credit Suisse Trust - Global Post-Venture Capital           1.25%           0.46%       0.00%            1.71%
Portfolio

------------------------------------------------------- --------------- -------------- --------- ----------------------
------------------------------------------------------- --------------- -------------- --------- ----------------------

Federated Insurance Series - Federated Quality Bond         0.60%           0.13%       0.25%            1.25%
Fund II: Primary Shares

------------------------------------------------------- --------------- -------------- --------- ----------------------
------------------------------------------------------- --------------- -------------- --------- ----------------------

Strong Opportunity Fund II, Inc.                            0.75%           0.63%       0.00%            1.38%

------------------------------------------------------- --------------- -------------- --------- ----------------------
------------------------------------------------------- --------------- -------------- --------- ----------------------

The Universal Institutional Funds, Inc. - U.S. Real         0.80%           0.32%       0.00%            1.12%
Estate Portfolio: Class I

------------------------------------------------------- --------------- -------------- --------- ----------------------
------------------------------------------------------- --------------- -------------- --------- ----------------------

Van Eck Worldwide Insurance Trust - Worldwide Bond          1.00%           0.00%       0.24%            1.24%
Fund

------------------------------------------------------- --------------- -------------- --------- ----------------------
------------------------------------------------------- --------------- -------------- --------- ----------------------

Van Eck Worldwide Insurance Trust - Worldwide               1.00%           0.00%       0.36%            1.36%
Emerging Markets Fund

------------------------------------------------------- --------------- -------------- --------- ----------------------
------------------------------------------------------- --------------- -------------- --------- ----------------------

Van Eck Worldwide Insurance Trust - Worldwide Hard          1.00%           0.00%       0.23%            1.23%
Assets Fund

------------------------------------------------------- --------------- -------------- --------- ----------------------

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to the minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least equal to the minimum monthly premium.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:

o Maturity Extension Endorsement;

o Spouse Rider;

o Child Rider;

o Waiver of Monthly Deductions Rider;

o Accidental Death Benefit Rider;

o Base Insured Term Rider;

o Accelerated Death Benefit Rider;

o Change of Insured Rider; and

o Guaranteed Minimum Death Benefit Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers a wide array of investment products, including variable annuity and variable life insurance products. Each of these products has different charges, benefit features and underlying investment options. Investors are encouraged to compare and contrast the costs and benefits of the policies against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the investor's particular investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-2 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on May 7, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, they may make an irrevocable, one time election to transfer all sub-account cash values to the fixed account. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

(1) shares of a current underlying mutual fund option are no longer available for investment; or

(2)  further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than this and those in other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include: o the insured must be age 80 or younger; o Nationwide may require satisfactory evidence of insurability (including a medical exam); and o a minimum specified amount $50,000 ($100,000 in Pennsylvania and New Jersey).

PREMIUM PAYMENTS

Each premium payment must be at least equal to the minimum monthly premium. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

o Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

o during the first 3 policy years, the total premium payments, less any policy indebtedness, less any partial surrenders, less any partial surrender fee, must be greater than or equal to the minimum premium requirement in order to guarantee the policy remain in force. (The minimum premium requirement is shown on the policy data page.);

o premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and

o Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o   New Year's Day                 o   Independence Day
o   Martin Luther King, Jr. Day    o   Labor Day
o   Presidents' Day                o   Thanksgiving
o   Good Friday                    o   Christmas
o   Memorial Day

Nationwide also will not price premium payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the policy owner would not have access to their account.
POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed not to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the break point premium. The break point premium is located on the policy data page.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

TAX LOAD

Nationwide deducts a tax load equal to 3.5% from all premium payments. This charge is associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The tax load may not equal the assessment paid by Nationwide during any particular year.

Nationwide does not expect to make a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first 9 years. The charge will be deducted proportionally from the cash value in each sub-account and the fixed account. The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples).

     INITIAL SPECIFIED AMOUNT $50,000-$99,999
---------------------------------------------------------
            Male       Female
Issue    Non-Tobacco Non-Tobacco    Male       Female
  Age                             Standard    Standard
---------------------------------------------------------
   25       $7.776      $7.521      $8.369      $7.818
---------------------------------------------------------
---------------------------------------------------------
   35       $8.817      $8.398      $9.811      $8.891
---------------------------------------------------------
---------------------------------------------------------
   45      $12.191     $11.396     $13.887     $12.169
---------------------------------------------------------
---------------------------------------------------------
   55      $15.636     $14.011     $18.415     $15.116
---------------------------------------------------------
---------------------------------------------------------
   65      $22.295     $19.086     $26.577     $20.641
---------------------------------------------------------

     INITIAL SPECIFIED AMOUNT $100,000 OR MORE
--------------------------------------------------------
         Male         Female
Issue    Non-TobaccoNon-Tobacco    Male       Female
  Age                            Standard    Standard
--------------------------------------------------------
   25       $5.776     $5.521      $6.369      $5.818
--------------------------------------------------------
--------------------------------------------------------
   35       $6.817     $6.398      $7.811      $6.891
--------------------------------------------------------
--------------------------------------------------------
   45       $9.691     $8.896     $11.387      $9.669
--------------------------------------------------------
--------------------------------------------------------
   55      $13.136    $11.511     $15.915     $12.616
--------------------------------------------------------
--------------------------------------------------------
   65      $21.295    $18.086     $25.577     $19.641
--------------------------------------------------------

The surrender charge is comprised of two components:

o    an underwriting component; and

o    sales component.

The underwriting component varies by issue age in the following manner:

         $1,000 OF INITIAL SPECIFIED AMOUNT
-------------------------------------------------------
Issue Age   Specified Amounts     Specified Amounts
            less than $100,000     $100,000 or more
-------------------------------------------------------
   0-35           $6.00                  $4.00
-------------------------------------------------------
-------------------------------------------------------
  36-55           $7.50                  $5.00
-------------------------------------------------------
-------------------------------------------------------
  56-80           $7.50                  $6.50
-------------------------------------------------------

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

o    processing applications;

o    conducting medical exams;

o    determining insurability and the insured's underwriting class; and

o    establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26 1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for expenses incurred in the distribution of the policies.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

REDUCTIONS TO SURRENDER CHARGES

Surrender charges are reduced in subsequent policy years as follows:

------------------- -------------------------------
    COMPLETED         SURRENDER CHARGE AS A % OF
   POLICY YEARS       INITIAL SURRENDER CHARGES
------------------- -------------------------------
------------------- -------------------------------
        0                        100%
------------------- -------------------------------
------------------- -------------------------------
        1                        100%
------------------- -------------------------------
------------------- -------------------------------
        2                        90%
------------------- -------------------------------
------------------- -------------------------------
        3                        80%
------------------- -------------------------------
------------------- -------------------------------
        4                        70%
------------------- -------------------------------
------------------- -------------------------------
        5                        60%
------------------- -------------------------------
------------------- -------------------------------
        6                        50%
------------------- -------------------------------
------------------- -------------------------------
        7                        40%
------------------- -------------------------------
------------------- -------------------------------
        8                        30%
------------------- -------------------------------
------------------- -------------------------------
   9 and After                    0%
------------------- -------------------------------

The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in the specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

MONTHLY COST OF INSURANCE CHARGE

The cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value, each calculated at the beginning of the policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If Death Benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts of $100,000 or more are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

For policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for specified amounts less than $100,000 are based on 130% of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately to the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $12.50 per month in the first year and $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

INCREASE CHARGE

The increase charge is deducted proportionally from the cash value in the sub-accounts and the fixed account when the policy owner requests an increase in the specified amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000. The sales component is equal to $0.54 per year per $1,000. Nationwide does not expect to realize a profit from this charge.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. The charge is equivalent to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to 0.50% on an annualized basis. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

For policies issued in New York, the reduction occurs regardless of the cash surrender value.

All charges are guaranteed. Nationwide may realize a profit from the mortality and expense risk charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes assessed against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

o    the number of insureds;

o    the total premium expected to be paid;

o    total assets under management for the policy owner;

o    the nature of the relationship among individual insureds;

o    the purpose for which the policies are being purchased;

o    the expected persistency of individual policies; and

o any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflect differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

(1)  the minimum partial surrender is $500;

(2) partial surrenders may not reduce the specified amount to less than $50,000;

(3) after a partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

(4) maximum total partial surrenders in any policy year are limited to 10% of the total premium payments. Currently, this requirement is waived beginning in the 15th year if the cash surrender value is $10,000 or more after the withdrawal; and

(5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount.

Surrenders charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following: (1) the value each year of the life insurance protection provided; (2) an amount equal to any employer-paid premiums; or (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE
On any date during the policy year, the cash value equals the cash value on the preceding valuation period plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

(1)  the request must be applied for in writing;

(2)  satisfactory evidence of insurability must be provided;

(3)  the increase must be for a minimum of $10,000;

(4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

(5)  age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary date on or next following the date Nationwide receives the request. Any such decrease will reduce insurance in the following order:

(1)  against insurance provided by the most recent increase;

(2)  against the next most recent increases successively; and

(3)  against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

(1) reduce the specified amount to less than $50,000 ($100,000 in New Jersey and Pennsylvania); or

(2)  disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I during the period that a policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily mortality and expense risk charge. This factor is equal to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th the mortality and expense risk charge is reduced to 0.50% on an annualized basis of the daily net assets of the variable account if the cash surrender value is $25,000 or more each anniversary. For policies issued in New York, the charge is reduced regardless of the cash surrender value on each anniversary.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an annualized rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annualized credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

o Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;

o transfers made to the fixed account may not be made in the first policy year;

o Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account; and

o Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).

If Nationwide determines that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

o    10 days after receiving the policy;

o    45 days after signing the application; or

o    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy indebtedness is limited to 90% of the cash value in the sub-accounts and 100% of the cash value in the fixed account, less surrender charges and interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. Nationwide guarantees the rate will never be lower than 5.1%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account. ASSIGNMENT While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: GVIT Gartmore GVIT Government Bond Fund: Class I; GVIT Gartmore GVIT Money Market
Fund: Class I; and the Neuberger Berman AMT Limited Maturity Bond Portfolio:
Class I. Dollar Cost Averaging transfers may not be directed to the fixed account.


Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options:

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1 the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance may begin to affect death benefits, please see the illustrations.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

The term "applicable percentage" means:

(1) 250% when the insured is attained age 40 or less at the beginning of a policy year; and

(2) when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."




                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

---------------------------------------------------------------------------------------------
ATTAINED AGE   PERCENTAGE OF    ATTAINED AGE   PERCENTAGE OF    ATTAINED     PERCENTAGE OF
                 CASH VALUE                     CASH VALUE         AGE        CASH VALUE
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    0-40            250%             60            130%            80            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     41             243%             61            128%            81            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     42             236%             62            126%            82            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     43             229%             63            124%            83            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     44             222%             64            122%            84            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     45             215%             65            120%            85            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     46             209%             66            119%            86            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     47             203%             67            118%            87            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     48             197%             68            117%            88            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     49             191%             69            116%            89            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     50             185%             70            115%            90            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     51             178%             71            113%            91            104%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     52             171%             72            111%            92            103%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     53             164%             73            109%            93            102%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     54             157%             74            107%            94            101%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     55             150%             75            105%            95            100%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     56             146%             76            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     57             142%             77            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     58             138%             78            105%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     59             134%             79            105%
---------------------------------------------------------------------------------------------


CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

SUICIDE

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness. If the insured dies by suicide, while sane or insane, within 2 years from the date Nationwide accepts an application for an increase in the specified amount, Nationwide will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may, within 24 months of the policy date, make an irrevocable election to transfer all sub-account cash value to the fixed account. This election must be in writing and received at Nationwide's home office. This right of conversion may not be available in every state.



GRACE PERIOD

First Three Policy Years

The policies will not lapse during the first three policy years provided that on each monthly anniversary date (1) is greater than or equal to (2), where:

(1) is the sum of all premiums paid to date minus any policy indebtedness, minus any partial surrenders, and minus any partial surrender fee; and

(2) is the sum of monthly premiums required since the policy date, including the monthly minimum premium for the current monthly anniversary date.

If (1) is less than (2) and the cash surrender value is less than zero, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to satisfy the minimum premium requirement. If sufficient premium is not paid by the end of the grace period, the policy will lapse without value. In any event, the policy will not lapse as long as there is a positive cash surrender value.

Policy Years Four and After

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

All Policy Years

Nationwide will send a notice at the start of the grace period to the policy owner's last known address. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

(1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

(2)  providing evidence of insurability satisfactory to Nationwide;

(3) paying an amount of premium equal to the minimum monthly premiums missed since the beginning of the grace period, if the policy terminated in the first 3 policy years;


(4) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period if the policy terminated in the fourth or later policy year;

(5) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

(6) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

(1)  the cash value at the end of the grace period; or

(2) the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the income that is distributed. The mandatory backup withholding may arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy. Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability. The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on

Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.


In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted


The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, you should consult your independent legal, tax and/or financial adviser.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

o an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

o statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The financial statements of Nationwide VLI Separate Account-2 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


REGISTRATION STATEMENT

Nationwide has filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to the policy for additional information.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

o   Nationwide VLI Separate Account-2;
o   Nationwide VLI Separate Account-3;
o   Nationwide VLI Separate Account-4;
o   Nationwide VLI Separate Account-5;
o   Nationwide Multi-Flex Variable Account;
o   Nationwide Variable Account;
o   Nationwide Variable Account-II;
o   Nationwide Variable Account-4;
o   Nationwide Variable Account-5;
o   Nationwide Variable Account-6;
o   Nationwide Variable Account-7;
o   Nationwide Variable Account-8;
o   Nationwide Variable Account-9;
o   Nationwide Variable Account-10;
o   Nationwide VA Separate Account-A;
o   Nationwide VA Separate Account-B;
o   Nationwide VA Separate Account-C;
o   Nationwide VL Separate Account-C; and
o   Nationwide VL Separate Account-D.

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 4% of actual premium payment, and will not exceed 1% in policy years 11 and thereafter.

No underwriting commissions have been paid by Nationwide to NISC.

NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

The following is a list of Directors and Officers of NISC.


Joseph J. Gasper, Director and Chairman of the Board
Richard A. Karas, Director and Vice Chairman
Duane C. Meek, President
William G. Goslee, Senior Vice President
Mark R. Thresher, Director and Senior Vice President and Treasurer Kevin S. Crossett, Vice President
Trey Rouse, Vice President
Peter R. Salvator, Vice President
Barbara J. Shane, Vice President-Compliance Officer
Karen R. Tackett, Vice President
Alan A. Todryk, Vice President-Taxation
Carol L. Dove, Associate Vice President-Treasury Services and
        Assistant Treasurer
Glenn W. Soden, Associate Vice President and Secretary
Thomas E. Barnes, Associate Vice President
        and Assistant Secretary
John F. Delaloye, Assistant Secretary

Dina Tantra, Assistant Secretary
Mark D. Maxwell, Assistant Secretary
E. Gary Berndt, Assistant Treasurer
Terry C. Smetzer, Assistant Treasurer


The business address of the Directors and Officers listed above is One Nationwide Plaza, Columbus, Ohio 43215.



ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

o Nationwide Variable Account;
o Nationwide Variable Account-II;
o Nationwide Variable Account-3;
o Nationwide Variable Account-4;
o Nationwide Variable Account-5;
o Nationwide Variable Account-6;
o Nationwide Variable Account-7;
o Nationwide Variable Account-8;
o Nationwide Variable Account-9;
o Nationwide Variable Account-10;
o Nationwide Variable Account-13;
o MFS Variable Account;
o Nationwide Multi-Flex Variable Account;
o Nationwide VLI Separate Account;
o Nationwide VLI Separate Account-2;
o Nationwide VLI Separate Account-3;
o Nationwide VLI Separate Account-4; and
o Nationwide VLI Separate Account-5.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company. Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. The business address of the directors and officers listed below is One Nationwide Plaza, Columbus, Ohio 43215.


W. G. JURGENSEN has been Chief Executive Officer of Nationwide since August 2000, Chief Executive Officer-Elect from May to August 2000 and a Director of Nationwide since May 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to 2000. Mr. Jurgensen was Executive Vice President of First Chicago NBD Corporation and

Chairman of FCC National Bank from 1996 to 1998. Mr. Jurgensen has been with Nationwide for 3 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and a Director of Nationwide since April 1996. Previously, he was Executive Vice President-Property and Casualty Operations of Nationwide from April 1995 to April 1996. He was Senior Vice President-Property and Casualty Operations of Nationwide from September 1993 to April 1995. Prior to that time, Mr. Gasper held various management positions with the Nationwide companies. Mr. Gasper has been with Nationwide for 36 years.

GALEN R. BARNES has been a Director of Nationwide since May 2001. He served as President of Nationwide Insurance Enterprise from April 1996 to April 1999. He was Director and Vice Chairman of the Wausau Insurance Companies, a Nationwide affiliate, from September 1996 to December 1998; and Director, President and Chief Operating Officer from May 1993 to September 1996. Mr. Barnes was Senior Vice President of Nationwide from May 1993 to April 1996. Prior to that time, Mr. Barnes held several positions within Nationwide. Mr. Barnes has been with Nationwide for 26 years.

PATRICIA R. HATLER has been Executive Vice President, General Counsel and Secretary of Nationwide since March 2003, was Senior Vice President General Counsel and Secretary from April 2000 to March 2003 and was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999. Ms. Hatler has been with Nationwide for 4 years.

RICHARD D. HEADLEY has been Executive Vice President of Nationwide since July 2000. Previously, he was Executive Vice President-Chief Information Technology Officer of Nationwide from August 1999 to August 2000, and Senior Vice President-Chief Information Technology Officer of Nationwide from October 1997 to May 1999. Prior to that time, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. Mr. Headley has been with Nationwide for 5 years.


DONNA A. JAMES has been Executive Vice President-Chief Administrative Officer of Nationwide since July 2000 and a Director of Nationwide since May 2001. Ms. James was Senior Vice President-Chief Human Resources Officer from May 1999 to July 2000 and Senior Vice President-Human Resources of Nationwide from December 1997 to May 1999. Previously, she was Vice President-Human Resources of Nationwide from July 1996 to December 1997. Previously, Ms. James was Vice President-Assistant to the CEO of Nationwide from March 1996 to July 1996 and Associate Vice President-Assistant to the CEO from May 1994 to March 1996. Prior to that time, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 21 years.


MICHAEL C. KELLER has been Executive Vice President-Chief Information Officer of Nationwide since June 2001. Prior to that time, Mr. Keller was Senior Vice President of Bank One from January 1998 to June 2001, and held various management positions with IBM from July 1982 to December 1997. Mr. Keller has been with Nationwide for 2 years.

ROBERT A. ROSHOLT has been Executive Vice President- Finance and Investments since September 2002. Prior to that time he was Executive Vice President at AON and Chief Financial Officer of Bank One and First Chicago. Mr. Rosholt has been with Nationwide 1 year.

DOUGLAS C. ROBINETTE has been Executive Vice President- Corporate Strategy since March 2003 and was Senior Vice President-Claims from November 2000 to March 2003. Prior to joining Nationwide, he was a CPA with KPMG LLP. Mr. Robinette has been with Nationwide for 16 years.

JOHN R. COOK, JR. has been Senior Vice President-Chief Communications Officer of Nationwide since May 1997. Previously, Mr. Cook was Senior Vice President-Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 6 years.

DAVID A. DIAMOND has been Senior Vice President-Corporate Strategy since December 2000. Previously, he was Senior Vice President-Corporate Controller of Nationwide from August 1999 to December 2000. He was Vice President-Controller of Nationwide from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 14 years.


PHILIP C. GATH has been Senior Vice President-Chief Actuary-Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President-Product
Manager-Individual Variable Annuity from July 1997 to May 1998, and Vice President-Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 34 years.

DAVID K. HOLLINGSWORTH has been Senior Vice President-President Nationwide Insurance Sales since August 2001. Mr. Hollingsworth has been with Nationwide for 13 years.

DAVID R. JAHN has been Senior Vice President-Product Management since November 2000. Mr. Jahn has been with Nationwide for 31 years.

RICHARD A. KARAS has been Senior Vice President-Sales-Financial Services of Nationwide since March 1993. Previously, he was Vice President-Sales-Financial Services of Nationwide from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 38 years.

GREGORY S. LASHUTKA has been Senior Vice President-Corporate Relations of Nationwide since January 2000. Prior to that time, he was Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. Mr. Lashutka has been with Nationwide for 3 years.

GARY D. MCMAHAN has been President and Chief Operating Officer of Nationwide Life Insurance Company of America since October 2002. Prior to that, Mr. McMahan was Chairman, President and CEO of Electronic Direct Internet Transactions, Inc. Mr. McMahan has been with Nationwide for 1 year.

MICHAEL D. MILLER has been Senior Vice President-NI Finance since May 2001. Prior to joining Nationwide in 1985 he was P/C Accounting Manager with Celina Group. Mr. Miller has been with Nationwide for 18 years.

BRIAN W. NOCCO has been Senior Vice President and Treasurer of Nationwide since April 2001. Prior to that time, he was Executive Vice President of Imperial Bank and subsidiaries from May 1998 to June 2001. He was Senior Vice President-Chief Compliance Officer with The Chubb Corporation from 1994 to 1998 and Treasurer and Vice President-Finance of Continental Bank Corporation from 1986 to 1994. From 1974 to 1986 he held management positions in several companies. Mr. Nocco has been with Nationwide for 2 years.

MARK D. PHELAN has been Senior Vice President-Technology and Operations of Nationwide since December 2000. Prior to that time, he was Executive Vice President of Check Free Corporation from October 1992 to November 1997, Sales Vice President of AT&T Corporation from February 1982 to November 1992, and Operations Manager with IBM Corporation from April 1977 to February 1982. Mr. Phelan has been with Nationwide for 3 years.

KATHLEEN D. RICORD has been Senior Vice President - Marketing and Strategy since 1999. Previously, Ms. Ricord was Assistant to the CEO. Ms. Ricord has been with Nationwide 17 years.

JOHN S. SKUBIK has been Executive Vice President- Consumer Finance since March 2003 and was Senior Vice President-Strategic Initiatives from November 2001 to March 2003. Prior to joining Nationwide in 2001, Mr. Skubik was an Executive Vice President with Bank One. Mr Skubik has been with Nationwide for 2 years.

MARK R. THRESHER has been Senior Vice President- Chief Financial Officer-Nationwide Financial since November 2002 and was Senior Vice President-Finance-Nationwide Financial May 1999 to November 2002. Previously, he was Vice President-Controller of Nationwide from August 1996 to May 1999. He was Vice President and Treasurer of Nationwide from June 1996 to August 1996. Prior to that time, Mr. Thresher served as a partner with KPMG LLP from July 1988 to May 1996. Mr. Thresher has been with Nationwide for 7 years.

RICHARD M. WAGGONER has been Senior Vice President-Operations since August 1999. Mr. Waggoner has been with Nationwide for 19 years.

SUSAN A. WOLKEN has been Senior Vice President-Product Management and Nationwide Financial Marketing since May 1999. Previously, she was Senior Vice President-Life Company Operations of Nationwide from June 1997 to May 1999. She was Senior Vice President-Enterprise Administration of Nationwide from July 1996 to June 1997. Prior to that time, she was Senior Vice President-Human Resources of Nationwide from April 1995 to July 1996, Vice President-Human Resources of Nationwide from September 1993 to April 1995, and Vice President-Individual Life and Health Operations from September 1993 to April 1995. Ms. Wolken has been with Nationwide for 28 years.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information

AIM VARIABLE INSURANCE FUNDS, INC.

     AIM V.I. BASIC VALUE FUND: SERIES I SHARES
     Investment Objective:  Long-term growth of capital.

     AIM V.I. CAPITAL APPRECIATION FUND: SERIES I SHARES
     Investment Objective:  Growth of capital.

     AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
     Investment Objective:  Long-term capital growth.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

     ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: CLASS A
     Investment Objective:  Current income and capital appreciation.

     ALLIANCEBERNSTEIN SMALLCAP VALUE PORTFOLIO: CLASS A
     Investment Objective:  Long-term growth of capital.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.,
A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS


     AMERICAN CENTURY VP BALANCED FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective: Capital growth and current income.


     AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I
     (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Capital growth.

     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
     Investment Objective:  Capital growth.

     AMERICAN CENTURY VP INTERNATIONAL FUND:
     CLASS I
     Investment Objective:  Capital growth.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I

     Investment Objective:  Long-term capital growth.


     AMERICAN CENTURY VP VALUE FUND: CLASS I

     Investment Objective:  Long-term capital growth.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

     AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
     Investment Objective:  Long-term total return using a strategy that seeks to protect against U.S. inflation.


CREDIT SUISSE TRUST


     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term capital growth.

     INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term capital appreciation.

     SMALL CAP GROWTH PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective: Capital growth.


DREYFUS INVESTMENT PORTFOLIOS

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

     Investment Objective: To match the performance of the Standard & Poor's
                           SmallCap 600 Index.

     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective: Capital growth with current income as secondary goal.


     DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

     Investment Objective:  To match total return of S&P 500 Composite Stock
                            Price Index.


DREYFUS VARIABLE INVESTMENT FUND

     APPRECIATION PORTFOLIO: INITIAL SHARES

     Investment Objective:  Long-term capital growth.

     DEVELOPING LEADERS PORTFOLIO: INITIAL SHARES
     Investment Objective:  Maximum capital appreciation.

     GROWTH AND INCOME PORTFOLIO: INITIAL SHARES (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective: Long-term capital growth, current income and growth of income.


FEDERATED INSURANCE SERIES


     FEDERATED AMERICAN LEADERS FUND II: PRIMARY SHARES
     Investment Objective:  Long-term capital growth.

     FEDERATED CAPITAL APPRECIATION FUND II: PRIMARY SHARES
     Investment Objective:  Capital appreciation.


     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES

     Investment Objective:  Current income.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS

     Investment Objective:  Reasonable income.


     VIP GROWTH PORTFOLIO: INITIAL CLASS

     Investment Objective:  Capital appreciation.

     VIP HIGH INCOME PORTFOLIO: INITIAL CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective: High level of current income.


     VIP OVERSEAS PORTFOLIO: INITIAL CLASS
     Investment Objective: Long-term capital growth.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


     VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective: High total return.


     VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS

     Investment Objective:  Long-term capital appreciation.

     VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Capital growth.


     VIP III MID CAP PORTFOLIO: SERVICE CLASS
     Investment Objective:  Long-term capital growth.



     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 1
     Investment Objective:  Long-term capital appreciation.

     FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 1
     Investment Objective:  Long-term total return.

     TEMPLETON FOREIGN SECURITIES FUND: CLASS 1
     Investment Objective:  Long-term capital growth.


GARTMORE VARIABLE INSURANCE TRUST


     COMSTOCK GVIT VALUE FUND: CLASS I
     Investment Objective:  Capital growth and income.

     DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS I
     Investment Objective:  Long-term capital appreciation.


     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation.


     FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
     Investment Objective:  High current income.


     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I

     Investment Objective: Long-term capital appreciation.


     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I

     Investment Objective: Long term capital appreciation.


     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

     Investment Objective: High level of income.

     GARTMORE GVIT GROWTH FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective: Long-term capital appreciation.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term capital growth.Gartmore GVIT Investor
                           Destinations Funds

         GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
         Investment Objective:  Long-term growth of capital.


         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

         Investment Objective:  Growth of capital.


         GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

         Investment Objective:  Growth of capital.


         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

         Investment Objective:  Growth of capital.


         GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

         Investment Objective:  Growth of capital.

     GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective:  High level of current income.

     GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
     Investment Objective:  Capital appreciation.

     GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003) Investment Objective: High total return.


     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I

     Investment Objective:  Long-term capital growth.


     GVIT SMALL CAP GROWTH FUND: CLASS I

     Investment Objective:  Capital growth.


     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation.


     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore
                  Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002)
     Subadviser: Turner Investment Partners, Inc.

     Investment Objective: Long term capital appreciation.

     GVIT VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
     Subadviser:  Van Kampen Asset Management, Inc.
     Investment Objective: Above average total return.


JANUS ASPEN SERIES


     BALANCED PORTFOLIO: SERVICE SHARES
     Investment Objective:  Capital appreciation.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital.


     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital.


     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital.

     RISK-MANAGED LARGE CAP CORE PORTFOLIO: SERVICE SHARES
     Investment Objective:  Long-term growth of capital.

MFS(R) VARIABLE INSURANCE TRUST

     MFS INVESTORS GROWTH STOCK SERIES: INITIAL CLASS
     Investment Objective:  Long-term capital growth and future income.

     MFS VALUE SERIES: INITIAL CLASS
     Investment Objective:  Capital appreciation.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

     AMT BALANCED PORTFOLIO

     Investment Objective:  Growth of capital and reasonable current income.

     AMT GROWTH PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1,
     2003)
     Investment Objective: Capital growth.

     AMT GUARDIAN PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective: Long-term capital growth.

     AMT FASCIANO PORTFOLIO: CLASS S
     Investment Objective:  Long-term capital growth.

     AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
     Investment Objective:  Highest available current income.

     AMT MID CAP GROWTH PORTFOLIO: CLASS S
     Investment Objective:  Capital growth.

     AMT PARTNERS PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective: Capital growth.

     AMT SOCIALLY RESPONSIVE PORTFOLIO
     Investment Objective: Long term capital growth.


OPPENHEIMER VARIABLE ACCOUNT FUNDS


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective:  Capital appreciation.

     OPPENHEIMER BOND FUND/VA: INITIAL CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective: High level of current income.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation and current income.


     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS

     Investment Objective:  Long-term capital appreciation.

     OPPENHEIMER HIGH INCOME FUND/VA: INITIAL CLASS
     Investment Objective:  High level of current income.

     OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
     Investment Objective:  High total return.

     OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: INITIAL CLASS
     Investment Objective:  High total return.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA: INITIAL CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
     Investment Objective: Total investment return, current income and capital appreciation.

PUTNAM VARIABLE TRUST

     PUTNAM VT GROWTH & INCOME FUND: CLASS IB
     Investment Objective:  Capital growth and current income.

     PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
     Investment Objective:  Capital appreciation.

     PUTNAM VT VOYAGER FUND: CLASS IB
     Investment Objective:  Capital appreciation.

STRONG OPPORTUNITY FUND II, INC. (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003)
Investment Objective:  Capital appreciation.


STRONG VARIABLE INSURANCE FUNDS, INC.


     STRONG DISCOVERY FUND II, INC. (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective:  Capital growth.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.


     CORE PLUS FIXED INCOME PORTFOLIO: CLASS I
     Investment Objective:  Above-average total return.

     EMERGING MARKETS DEBT PORTFOLIO: CLASS I
     Investment Objective: High total return.


     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Above average current income and long-term capital appreciation.

VAN ECK WORLDWIDE INSURANCE TRUST


     WORLDWIDE BOND FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1,
     2002)
     Investment Objective: High total return.

     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital appreciation.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital appreciation.

APPENDIX B:  ILLUSTRATIONS OF SURRENDER CHARGES

Example 1. A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand, multiplied by the specified amount expressed in thousands, equals the total Surrender Charge of $569.80 ($11.396 x 50=569.80).

Example 2. A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies that are issued on a standard basis.



                    INITIAL SPECIFIED AMOUNT $50,000-$99,999
-----------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------------
          25                  $7.776               $7.521               $8.369               $7.818
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          35                   8.817                8.398                9.811                8.891
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          45                  12.191               11.396               13.887               12.169
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          55                  15.636               14.011               18.415               15.116
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          65                  22.295               19.086               26.577               20.641
-----------------------------------------------------------------------------------------------------------
                    INITIAL SPECIFIED AMOUNT $100,000 OR MORE
-----------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------------
          25                  $5.776               $5.521               $6.369               $5.818
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          35                   6.817                6.398                7.811                6.891
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          45                   9.691                8.896               11.387                9.669
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          55                  13.136               11.511               15.915               12.616
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          65                  21.295               18.086               25.577               19.641
-----------------------------------------------------------------------------------------------------------
                         REDUCTIONS TO SURRENDER CHARGES
-----------------------------------------------------------------------------------------------------------
                                     SURRENDER CHARGE                                SURRENDER CHARGE
           COMPLETED                 AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
          POLICY YEARS               SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
-----------------------------------------------------------------------------------------------------------
               0                             100%                   5                        60%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
               1                             100%                   6                        50%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
               2                              90%                   7                        40%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
               3                              80%                   8                        30%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
               4                              70%                    9+                       0%
-----------------------------------------------------------------------------------------------------------

The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner.



---------------------------------------------------------------------------------------------------------------

                  SURRENDER CHARGE                    SURRENDER CHARGE                     SURRENDER CHARGE
   COMPLETED     AS A % OF INITIAL     COMPLETED      AS A % OF INITIAL      COMPLETED     AS A % OF INITIAL
    POLICY           SURRENDER           POLICY           SURRENDER           POLICY           SURRENDER
     YEARS            CHARGES            YEARS             CHARGES             YEARS            CHARGES
---------------------------------------------------------------------------------------------------------------
       0                   100%            5                 60%                10                    20%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
       1                   100%            6                 50%                11                    15%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
       2                    90%            7                 40%                12                    10%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
       3                    80%            8                 30%                13                     5%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
       4                    70%            9                 25%                 14+                   0%
---------------------------------------------------------------------------------------------------------------



The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact the home office for an illustration.

Nationwide has no plans to change the current surrender charges.

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002


Assets:
   Investments at fair value:
      American Century VP Balanced Fund - Class I (ACVPBal)
         801,943 shares (cost $5,656,504) ............................................   $  4,659,290

      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         1,945,532 shares (cost $17,492,259) .........................................     11,498,096

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         587,665 shares (cost $3,353,202) ............................................      3,032,352

      American Century VP International Fund - Class I (ACVPInt)
         2,010,543 shares (cost $13,709,549) .........................................     10,474,929

      American Century VP Ultra Fund - Class I (ACVPUltra)
         11,715 shares (cost $89,451) ................................................         86,105

      American Century VP Value Fund - Class I (ACVPVal)
         1,779,551 shares (cost $12,300,551) .........................................     10,890,849

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
        198,879 shares (cost $1,295,745) .............................................      1,272,826

      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         755,859 shares (cost $6,311,048) ............................................      5,049,135

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         1,120,598 shares (cost $13,021,120) .........................................     10,410,356

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         348,652 shares (cost $4,251,187) ............................................      3,842,150

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         11,559 shares (cost $110,904) ...............................................        110,732

      Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)
         449,004 shares (cost $15,832,492) ...........................................      8,486,176

      Dreyfus Stock Index Fund (DryStkIx)
         2,840,236 shares (cost $92,131,093) .........................................     63,820,103

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         199,210 shares (cost $6,969,155) ............................................      5,733,255

      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         128,054 shares (cost $2,964,332) ............................................      2,056,554

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         107,824 shares (cost $1,223,432) ............................................      1,262,614

      Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         3,290,117 shares (cost $78,587,366) .........................................     59,748,530

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
         3,228,024 shares (cost $144,518,289) ........................................   $ 75,664,882

      Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
         3,491,745 shares (cost $21,254,491) .........................................     20,706,048

      Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         1,131,045 shares (cost $14,026,304) .........................................     12,418,870

      Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class (FidVIPAM)
         1,752,540 shares (cost $28,225,173) .........................................     22,344,890

      Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         2,435,055 shares (cost $58,919,728) .........................................     44,074,497

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOP)
         259,186 shares (cost $4,687,107) ............................................      3,035,073

      Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         12,126 shares (cost $100,369) ...............................................         95,795

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         45,721 shares (cost $265,471) ...............................................        273,866

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
         7,198 shares (cost $65,092) .................................................         64,493

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         19,013 shares (cost $160,513) ...............................................        155,718

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         109,247 shares (cost $297,708) ..............................................        261,099

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         4,838 shares (cost $35,931) .................................................         35,898

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,822,582 shares (cost $22,381,883) .........................................     22,381,304

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,783,486 shares (cost $35,389,535) .........................................     13,411,811

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         17,970 shares (cost $151,843) ...............................................        146,454

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         32,305 shares (cost $318,902) ...............................................        317,558

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         60,817 shares (cost $555,107) ...............................................        543,706

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         111,036 shares (cost $983,549) ..............................................        942,693

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         28,515 shares (cost $268,756) ...............................................        268,898

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         11,815 shares (cost $54,981) ................................................         55,060

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
           46,792,122 shares (cost $46,792,122) ......................................     46,792,122

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         12,186 shares (cost $119,650) ...............................................   $    115,036

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         130,327 shares (cost $1,258,761) ............................................      1,258,963

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         1,257,909 shares (cost $10,440,968) .........................................      9,270,789

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         1,303,370 shares (cost $25,439,211) .........................................     20,084,934

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         7,447,693 shares (cost $108,778,380) ........................................     60,326,315

      Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro)
         10,703 shares (cost $86,695) ................................................         80,916

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         130,734 shares (cost $2,547,268) ............................................      2,253,862

      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         365,018 shares (cost $1,330,443) ............................................        879,694

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         86,262 shares (cost $1,406,454) .............................................      1,481,988

      MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
         (MGVITMultiSec) 145,329 shares (cost $1,321,403) ............................      1,348,649

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         5,895 shares (cost $53,981) .................................................         46,042

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         1,639,255 shares (cost $18,156,068) .........................................     12,999,290

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         150,081 shares (cost $1,965,607) ............................................      1,605,870

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         499,371 shares (cost $6,637,610) ............................................      6,741,510

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         1,469,553 shares (cost $23,439,914) .........................................     16,752,910

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         39,629 shares (cost $1,194,611) .............................................      1,158,359

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         1,238,497 shares (cost $13,676,927) .........................................     14,007,406

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         436,418 shares (cost $14,624,748) ...........................................     11,617,436

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,354,751 shares (cost $34,505,876) .........................................     23,979,084

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         65,281 shares (cost $1,100,078) .............................................      1,000,105

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         931,561 shares (cost $14,862,945) ...........................................     12,259,340

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         161,396 shares (cost $1,224,382) ............................................      1,178,193

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Strong Opportunity Fund II, Inc.(StOpp2)
         2,062,101 shares (cost $43,507,913) .........................................   $ 28,601,343

      Strong VIF - Strong Discovery Fund II (StDisc2)
         632,953 shares (cost $6,163,997) ............................................      5,747,211

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         301,378 shares (cost $1,593,079) ............................................      1,600,317

      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         100,299 shares (cost $231,268) ..............................................        208,621

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         401,121 shares (cost $4,460,312) ............................................      4,596,845

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         482,795 shares (cost $3,574,826) ............................................      3,809,250

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         433,470 shares (cost $4,301,133) ............................................      4,464,742

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         207,695 shares (cost $1,505,361) ............................................      1,468,407

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         853,177 shares (cost $10,535,739) ...........................................      9,666,498
                                                                                         ------------
            Total Investments ........................................................    727,034,712

   Accounts Receivable ...............................................................             --
                                                                                         ------------
            Total Assets .............................................................    727,034,712

Accounts Payable .....................................................................         11,376
                                                                                         ------------
Contract Owners' Equity (note 7) .....................................................   $727,023,336
                                                                                         ============

See accompanying notes to financial statements.

================================================================================

================================================================================
NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total        ACVPBal      ACVPCapAp    ACVPIncGr
                                                       -------------   ----------   ----------   ----------
   Reinvested dividends ............................   $  11,224,371      129,042           --       40,246
   Mortality and expense risk charges (note 3) .....      (6,274,145)     (35,990)    (106,678)     (25,965)
                                                       -------------   ----------   ----------   ----------
      Net investment income (loss) .................       4,950,226       93,052     (106,678)      14,281
                                                       -------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     602,027,151      915,970    2,827,633    2,395,242
   Cost of mutual fund shares sold .................    (681,710,216)  (1,208,619)  (7,819,371)  (3,385,790)
                                                       -------------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (79,683,065)    (292,649)  (4,991,738)    (990,548)
   Change in unrealized gain (loss)
      on investments ...............................    (101,227,231)    (326,154)   1,749,350      154,381
                                                       -------------   ----------   ----------   ----------
      Net gain (loss) on investments ...............    (180,910,296)    (618,803)  (3,242,388)    (836,167)
                                                       -------------   ----------   ----------   ----------
   Reinvested capital gains ........................       3,918,828           --           --           --
                                                       -------------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(172,041,242)    (525,751)  (3,349,066)    (821,886)
                                                       =============   ==========   ==========   ==========

Investment activity:                                     ACVPInt     ACVPUltra     ACVPVal       CSGPVen
                                                       -----------   ---------   -----------   ----------
   Reinvested dividends ............................        99,034        197        104,776           --
   Mortality and expense risk charges (note 3) .....       (92,274)      (193)       (88,516)      (7,766)
                                                       -----------   ---------   -----------   ----------
      Net investment income (loss) .................         6,760          4         16,260       (7,766)
                                                       -----------   ---------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     6,025,094    675,095     16,069,044    1,310,207
   Cost of mutual fund shares sold .................   (10,012,861)  (683,848)   (16,462,825)  (2,143,494)
                                                       -----------   ---------   -----------   ----------
      Realized gain (loss) on investments ..........    (3,987,767)    (8,753)      (393,781)    (833,287)
   Change in unrealized gain (loss)
      on investments ...............................     1,109,135     (3,345)    (2,130,437)     398,641
                                                       -----------   ---------   -----------   ----------
      Net gain (loss) on investments ...............    (2,878,632)   (12,098)    (2,524,218)    (434,646)
                                                       -----------   --------    -----------   ----------
   Reinvested capital gains ........................            --         --        677,932           --
                                                       -----------   ---------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (2,871,872)   (12,094)    (1,830,026)    (442,412)
                                                       ===========   =========   ===========   ==========

Investment activity:                                     CSIntEq      CSSmCapGr    DryMidCapIx   DryEuroEq
                                                       -----------   -----------   -----------   ---------
   Reinvested dividends ............................   $        --            --       14,978          --
   Mortality and expense risk charges (note 3) .....       (44,098)      (96,995)     (30,539)       (420)
                                                       -----------   -----------   ----------    --------
      Net investment income (loss) .................       (44,098)      (96,995)     (15,561)       (420)
                                                       -----------   -----------   ----------    --------

   Proceeds from mutual fund shares sold ...........     9,327,428    11,367,712    7,708,678     847,954
   Cost of mutual fund shares sold .................    (9,158,449)  (17,523,948)  (8,080,966)   (866,141)
                                                       -----------   -----------   ----------    --------
      Realized gain (loss) on investments ..........       168,979    (6,156,236)    (372,288)    (18,187)
   Change in unrealized gain (loss)
      on investments ...............................    (1,412,977)      434,119     (455,988)       (639)
                                                       -----------   -----------   ----------    --------
      Net gain (loss) on investments ...............    (1,243,998)   (5,722,117)    (828,276)    (18,826)
                                                       -----------   -----------   ----------    --------
   Reinvested capital gains ........................            --            --       33,555          --
                                                       -----------   -----------   ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(1,288,096)   (5,819,112)    (810,282)    (19,246)
                                                       ===========   ===========   ==========    ========

Investment activity:                                   DrySmCapIxS    DrySRGro      DryStkIx     DryVIFApp
                                                       -----------   ----------   -----------   ----------
   Reinvested dividends ............................         151         22,787       999,637       71,007
   Mortality and expense risk charges (note 3) .....        (143)       (80,117)     (540,105)     (47,867)
                                                        --------     ----------   -----------   ----------
      Net investment income (loss) .................           8        (57,330)      459,532       23,140
                                                        --------     ----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     516,724      2,049,958    10,909,443    2,281,401
   Cost of mutual fund shares sold .................    (523,482)    (3,119,466)  (11,850,321)  (2,852,698)
                                                        --------     ----------   -----------   ----------
      Realized gain (loss) on investments ..........      (6,758)    (1,069,508)     (940,878)    (571,297)
   Change in unrealized gain (loss)
      on investments ...............................        (172)    (2,683,067)  (19,311,189)    (691,267)
                                                        --------     ----------   -----------   ----------
      Net gain (loss) on investments ...............      (6,930)    (3,752,575)  (20,252,067)  (1,262,564)
                                                        --------     ----------   -----------   ----------
   Reinvested capital gains ........................          --             --            --           --
                                                        --------     ----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (6,922)    (3,809,905)  (19,792,535)  (1,239,424)
                                                        ========     ==========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    DryVIFGrInc   FedQualBd     FidVIPEI      FidVIPGr
                                                        -----------   ---------   -----------   -----------
   Reinvested dividends .............................    $  14,860          --      1,208,679       246,550
   Mortality and expense risk charges (note 3) ......      (16,207)     (3,977)      (537,891)     (744,059)
                                                         ---------    --------    -----------   -----------
      Net investment income (loss) ..................       (1,347)     (3,977)       670,788      (497,509)
                                                         ---------    --------    -----------   -----------

   Proceeds from mutual fund shares sold ............      421,769     644,784      9,823,910    11,165,923
   Cost of mutual fund shares sold ..................     (553,233)   (627,123)   (11,656,529)  (17,641,401)
                                                         ---------    --------    -----------   -----------
      Realized gain (loss) on investments ...........     (131,464)     17,661     (1,832,619)   (6,475,478)
   Change in unrealized gain (loss)
      on investments ................................     (602,115)     39,181    (13,879,079)  (28,601,357)
                                                         ---------    --------    -----------   -----------
      Net gain (loss) on investments ................     (733,579)     56,842    (15,711,698)  (35,076,835)
                                                         ---------    --------    -----------   -----------
   Reinvested capital gains .........................           --          --      1,645,146            --
                                                         ---------    --------    -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    $(734,926)     52,865    (13,395,764)  (35,574,344)
                                                         =========    ========    ===========   ===========

Investment activity:                                      FidVIPHI     FidVIPOv      FidVIPAM     FidVIPCon
                                                        -----------   -----------   ----------   ----------
   Reinvested dividends .............................     1,734,540       122,990      972,983      410,513
   Mortality and expense risk charges (note 3) ......      (123,743)     (121,341)    (202,126)    (366,518)
                                                        -----------   -----------   ----------   ----------
      Net investment income (loss) ..................     1,610,797         1,649      770,857       43,995
                                                        -----------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold ............     9,869,641    17,038,725    2,868,341    7,324,604
   Cost of mutual fund shares sold ..................   (16,104,845)  (27,046,026)  (3,477,339)  (8,496,079)
                                                        -----------   -----------   ----------   ----------
      Realized gain (loss) on investments ...........    (6,235,204)  (10,007,301)    (608,998)  (1,171,475)
   Change in unrealized gain (loss)
      on investments ................................     5,128,915     6,676,168   (2,677,633)  (3,976,205)
                                                        -----------   -----------   ----------   ----------
      Net gain (loss) on investments ................    (1,106,289)   (3,331,133)  (3,286,631)  (5,147,680)
                                                        -----------   -----------   ----------   ----------
   Reinvested capital gains .........................            --            --           --           --
                                                        -----------   -----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........       504,508    (3,329,484)  (2,515,774)  (5,103,685)
                                                        ===========   ===========   ==========   ==========

Investment activity:                                    FidVIPGrOP   FidVIPValStS   GVITEmMrkts   GVITGIFin
                                                        ----------   ------------   -----------   ---------
   Reinvested dividends .............................   $  38,177            --             597         26
   Mortality and expense risk charges (note 3) ......     (24,743)         (316)         (3,838)      (145)
                                                         --------      --------     -----------    -------
      Net investment income (loss) ..................      13,434          (316)         (3,241)      (119)
                                                         --------      --------     -----------    -------

   Proceeds from mutual fund shares sold ............     601,596       406,712      19,418,119     40,488
   Cost of mutual fund shares sold ..................    (989,550)     (416,259)    (19,408,629)   (40,375)
                                                         --------      --------     -----------    -------
      Realized gain (loss) on investments ...........    (387,954)       (9,547)          9,490        113
   Change in unrealized gain (loss)
      on investments ................................    (537,034)       (4,574)        (24,239)      (599)
                                                         --------      --------     -----------    -------
      Net gain (loss) on investments ................    (924,988)      (14,121)        (14,749)      (486)
                                                         --------      --------     -----------    -------
   Reinvested capital gains .........................          --            --              --         --
                                                         --------      --------     -----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $(911,554)      (14,437)        (17,990)      (605)
                                                        =========      ========     ===========    =======

Investment activity:                                    GVITGIHlth   GVITGITech   GVITGlUtl    GVITGvtBd
                                                        ----------   ----------   ---------   -----------
   Reinvested dividends .............................          --         1,788         96        908,336
   Mortality and expense risk charges (note 3) ......        (397)       (2,238)       (63)      (167,720)
                                                          -------    ----------    --------   -----------
      Net investment income (loss) ..................        (397)         (450)        33        740,616
                                                          -------    ----------    --------   -----------

   Proceeds from mutual fund shares sold ............      93,707     4,145,126      9,712     37,174,051
   Cost of mutual fund shares sold ..................     (94,318)   (4,333,546)   (10,008)   (36,407,644)
                                                          -------    ----------    --------   -----------
      Realized gain (loss) on investments ...........        (611)     (188,420)      (296)       766,407
   Change in unrealized gain (loss)
      on investments ................................      (4,795)      (19,032)       (33)       254,202
                                                          -------    ----------    --------   -----------
      Net gain (loss) on investments ................      (5,406)     (207,452)      (329)     1,020,609
                                                          -------    ----------    --------   -----------
   Reinvested capital gains .........................          --            --         --        177,046
                                                          -------    ----------    --------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........      (5,803)     (207,902)      (296)     1,938,271
                                                          =======    ==========    =======    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                  GVITGrowth    GVITIDAgg   GVITIDCon   GVITIDMod
                                                     -----------   ----------   ---------   ---------
   Reinvested dividends ..........................   $        --        1,340     4,440        4,684
   Mortality and expense risk charges (note 3) ...      (115,653)        (965)     (731)      (1,253)
                                                     -----------   ----------    ------      -------
      Net investment income (loss) ...............      (115,653)         375     3,709        3,431
                                                     -----------   ----------    ------      -------

   Proceeds from mutual fund shares sold .........     1,208,840    1,114,097     4,761       35,931
   Cost of mutual fund shares sold ...............    (3,575,493)  (1,117,860)   (4,845)     (39,287)
                                                     -----------   ----------    ------      -------
      Realized gain (loss) on investments ........    (2,366,653)      (3,763)      (84)      (3,356)
   Change in unrealized gain (loss)
      on investments .............................    (3,021,176)      (5,389)   (1,344)     (11,401)
                                                     -----------   ----------    ------      -------
      Net gain (loss) on investments .............    (5,387,829)      (9,152)   (1,428)     (14,757)
                                                     -----------   ----------    ------      -------
   Reinvested capital gains ......................            --           22       154          436
                                                     -----------   ----------    ------      -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $(5,503,482)      (8,755)    2,435      (10,890)
                                                     ===========   ==========    ======      =======

Investment activity:                                 GVITIDModAgg   GVITIDModCon   GVITIntGro     GVITMyMkt
                                                     ------------   ------------   ----------   ------------
   Reinvested dividends ..........................        7,309           3,155           --         618,185
   Mortality and expense risk charges (note 3) ...       (3,289)           (781)        (333)       (383,850)
                                                       --------      ----------     --------    ------------
      Net investment income (loss) ...............        4,020           2,374         (333)        234,335
                                                       --------      ----------     --------    ------------

   Proceeds from mutual fund shares sold .........      219,780       1,141,624      274,737     155,367,677
   Cost of mutual fund shares sold ...............     (249,821)     (1,145,957)    (279,666)   (155,367,677)
                                                       --------      ----------     --------    ------------
      Realized gain (loss) on investments ........      (30,041)         (4,333)      (4,929)             --
   Change in unrealized gain (loss)
      on investments .............................      (40,857)            142         (759)             --
                                                       --------      ----------     --------    ------------
      Net gain (loss) on investments .............      (70,898)         (4,191)      (5,688)             --
                                                       --------      ----------     --------    ------------
   Reinvested capital gains ......................        1,303             402           --              --
                                                       --------      ----------     --------    ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      (65,575)         (1,415)      (6,021)        234,335
                                                       ========      ==========     ========    ============

Investment activity:                                 GVITLead    GVITSmCapGr   GVITSmCapVal   GVITSmComp
                                                     ---------   -----------   ------------   -----------
   Reinvested dividends ..........................   $     679            --          1,062            --
   Mortality and expense risk charges (note 3) ...        (455)       (9,005)       (93,187)     (166,099)
                                                     ---------    ----------    -----------   -----------
      Net investment income (loss) ...............         224        (9,005)       (92,125)     (166,099)
                                                     ---------    ----------    -----------   -----------

   Proceeds from mutual fund shares sold .........     131,535     2,824,398     22,556,068     8,458,813
   Cost of mutual fund shares sold ...............    (141,430)   (3,363,506)   (26,224,110)  (10,890,206)
                                                     ---------    ----------    -----------   -----------
      Realized gain (loss) on investments ........      (9,895)     (539,108)    (3,668,042)   (2,431,393)
   Change in unrealized gain (loss)
      on investments .............................      (4,614)      (10,392)    (1,169,384)   (2,049,393)
                                                     ---------    ----------    -----------   -----------
      Net gain (loss) on investments .............     (14,509)     (549,500)    (4,837,426)   (4,480,786)
                                                     ---------    ----------    -----------   -----------
   Reinvested capital gains ......................          --            --        308,760            --
                                                     ---------    ----------    -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $ (14,285)     (558,505)    (4,620,791)   (4,646,885)
                                                     =========    ==========    ===========   ===========

Investment activity:                                  GVITTotRt    GVITUSGro    JanCapAp     JanGITech
                                                     -----------   ---------   ----------   ----------
   Reinvested dividends ..........................       586,269         --         7,399           --
   Mortality and expense risk charges (note 3) ...      (523,210)      (119)      (17,694)      (8,887)
                                                     -----------    -------    ----------   ----------
      Net investment income (loss) ...............        63,059       (119)      (10,295)      (8,887)
                                                     -----------    -------    ----------   ----------

   Proceeds from mutual fund shares sold .........     4,850,756     14,868     1,664,649    1,622,565
   Cost of mutual fund shares sold ...............    (7,523,937)   (15,131)   (2,082,123)  (1,892,120)
                                                     -----------    -------    ----------   ----------
      Realized gain (loss) on investments ........    (2,673,181)      (263)     (417,474)    (269,555)
   Change in unrealized gain (loss)
      on investments .............................   (11,054,460)    (5,779)      (28,278)    (427,636)
                                                     -----------    -------    ----------   ----------
      Net gain (loss) on investments .............   (13,727,641)    (6,042)     (445,752)    (697,191)
                                                     -----------    -------    ----------   ----------
   Reinvested capital gains ......................            --         --            --           --
                                                     -----------    -------    ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   (13,664,582)    (6,161)     (456,047)    (706,078)
                                                     ===========    =======    ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                  JanIntGro     MGVITMultiSec   NBAMTBal     NBAMTGro
                                                     ------------   -------------   --------   -----------
   Reinvested dividends ............................   $     11,471        44,645       1,209             --
   Mortality and expense risk charges (note 3) .....        (16,107)       (5,749)       (346)      (127,464)
                                                       ------------    ----------      ------    -----------
      Net investment income (loss) .................         (4,636)       38,896         863       (127,464)
                                                       ------------    ----------      ------    -----------

   Proceeds from mutual fund shares sold ...........     22,746,381     2,246,256       2,045     10,571,945
   Cost of mutual fund shares sold .................    (23,154,096)   (2,253,457)     (2,388)   (15,486,936)
                                                       ------------    ----------      ------    -----------
      Realized gain (loss) on investments ..........       (407,715)       (7,201)       (343)    (4,914,991)
   Change in unrealized gain (loss)
      on investments ...............................        (16,485)       27,886      (8,064)    (1,658,364)
                                                       ------------    ----------      ------    -----------
      Net gain (loss) on investments ...............       (424,200)       20,685      (8,407)    (6,573,355)
                                                       ------------    ----------      ------    -----------
   Reinvested capital gains ........................             --            --          --             --
                                                       ------------    ----------      ------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   (428,836)       59,581      (7,544)    (6,700,819)
                                                       ============    ==========      ======    ===========

Investment activity:                                   NBAMTGuard    NBAMTLMat    NBAMTPart    OppAggGro
                                                       ----------   ----------   ----------   ----------
   Reinvested dividends ............................       16,715      287,017      107,193        9,567
   Mortality and expense risk charges (note 3) .....      (14,696)     (48,631)    (139,794)     (10,711)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................        2,019      238,386      (32,601)      (1,144)
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........    1,749,166    3,116,450    4,461,872    5,757,349
   Cost of mutual fund shares sold .................   (2,313,860)  (3,087,101)  (6,079,454)  (6,347,648)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (564,694)      29,349   (1,617,582)    (590,299)
   Change in unrealized gain (loss)
      on investments ...............................     (142,270)        (464)  (3,978,892)      91,747
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     (706,964)      28,885   (5,596,474)    (498,552)
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                       ----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (704,945)     267,271   (5,629,075)    (499,696)
                                                       ==========   ==========   ==========   ==========

Investment activity:                                     OppBdFd       OppCapAp      OppGlSec    OppMSGrInc
                                                       -----------   -----------   -----------   ----------
   Reinvested dividends ............................   $   983,059        90,717       160,367       6,068
   Mortality and expense risk charges (note 3) .....      (100,620)     (106,222)     (222,185)     (6,295)
                                                       -----------   -----------   -----------    --------
      Net investment income (loss) .................       882,439       (15,505)      (61,818)       (227)
                                                       -----------   -----------   -----------    --------

   Proceeds from mutual fund shares sold ...........     3,540,279     9,035,702    12,554,932     601,997
   Cost of mutual fund shares sold .................    (3,890,965)  (15,787,560)  (13,334,521)   (746,829)
                                                       -----------   -----------   -----------    --------
      Realized gain (loss) on investments ..........      (350,686)   (6,751,858)     (779,589)   (144,832)
   Change in unrealized gain (loss)
      on investments ...............................       535,188     2,058,407    (6,436,152)    (63,259)
                                                       -----------   -----------   -----------    --------
      Net gain (loss) on investments ...............       184,502    (4,693,451)   (7,215,741)   (208,091)
                                                       -----------   -----------   -----------    --------
   Reinvested capital gains ........................            --            --            --          --
                                                       -----------   -----------   -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 1,066,941    (4,708,956)   (7,277,559)   (208,318)
                                                       ===========   ===========   ===========    ========

Investment activity:                                   OppMultStr   SGVITMdCpGr      StOpp2       StDisc2
                                                       ----------   -----------   -----------   ----------
   Reinvested dividends ............................      482,824            --       134,661           --
   Mortality and expense risk charges (note 3) .....     (104,868)       (8,153)     (281,682)     (52,203)
                                                       ----------   -----------   -----------   ----------
      Net investment income (loss) .................      377,956        (8,153)     (147,021)     (52,203)
                                                       ----------   -----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........    1,923,628     9,929,998     6,815,816    2,521,635
   Cost of mutual fund shares sold .................   (2,389,427)  (10,327,868)   (8,983,726)  (2,784,109)
                                                       ----------   -----------   -----------   ----------
      Realized gain (loss) on investments ..........     (465,799)     (397,870)   (2,167,910)    (262,474)
   Change in unrealized gain (loss)
      on investments ...............................   (1,738,579)      (56,058)   (9,845,255)    (594,143)
                                                       ----------   -----------   -----------   ----------
      Net gain (loss) on investments ...............   (2,204,378)     (453,928)  (12,013,165)    (856,617)
                                                       ----------   -----------   -----------   ----------
   Reinvested capital gains ........................      200,398            --       644,398           --
                                                       ----------   -----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (1,626,024)     (462,081)  (11,515,788)    (908,820)
                                                       ==========   ===========   ===========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   StIntStk2    TurnGVITGro     VEWrldBd     VEWrldEMkt
                                                     ------------   -----------   -----------   -----------
   Reinvested dividends ..........................   $     78,570           --             --         7,400
   Mortality and expense risk charges (note 3) ...        (14,801)      (1,483)       (26,814)      (30,885)
                                                     ------------   ----------    -----------   -----------
      Net investment income (loss) ...............         63,769       (1,483)       (26,814)      (23,485)
                                                     ------------   ----------    -----------   -----------

   Proceeds from mutual fund shares sold .........     17,308,084    4,410,212     26,600,658    31,531,644
   Cost of mutual fund shares sold ...............    (18,102,623)  (4,528,531)   (26,107,130)  (31,914,730)
                                                     ------------   ----------    -----------   -----------
      Realized gain (loss) on investments ........       (794,539)    (118,319)       493,528      (383,086)
   Change in unrealized gain (loss)
      on investments .............................        177,975      (25,065)       184,996       111,183
                                                     ------------   ----------    -----------   -----------
      Net gain (loss) on investments .............       (616,564)    (143,384)       678,524      (271,903)
                                                     ------------   ----------    -----------   -----------
   Reinvested capital gains ......................             --           --             --            --
                                                     ------------   ----------    -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   (552,795)    (144,867)       651,710      (295,388)
                                                     ============   ==========    ===========   ===========

Investment activity:                                  VEWrldHAs      VKEmMkt    VKUSRealEst
                                                     -----------   ----------   -----------
   Reinvested dividends ..........................        26,316       94,838      305,222
   Mortality and expense risk charges (note 3) ...       (29,414)      (9,626)     (76,897)
                                                     -----------   ----------   ----------
      Net investment income (loss) ...............        (3,098)      85,212      228,325
                                                     -----------   ----------   ----------

   Proceeds from mutual fund shares sold .........    15,276,547    4,115,133    7,443,532
   Cost of mutual fund shares sold ...............   (15,676,332)  (4,125,475)  (7,377,098)
                                                     -----------   ----------   ----------
      Realized gain (loss) on investments ........      (399,785)     (10,342)      66,434
   Change in unrealized gain (loss)
      on investments .............................       176,398       14,386     (813,789)
                                                     -----------   ----------   ----------
      Net gain (loss) on investments .............      (223,387)       4,044     (747,355)
                                                     -----------   ----------   ----------
   Reinvested capital gains ......................            --           --      229,276
                                                     -----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (226,485)      89,256     (289,754)
                                                     ===========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                                Total                      ACVPBal
                                                    -----------------------------   ---------------------
Investment activity:                                    2002             2001          2002        2001
                                                    -------------   -------------   ---------   ---------
   Net investment income (loss) .................   $   4,950,226       7,051,683      93,052     109,967
   Realized gain (loss) on investments ..........     (79,683,065)    (95,706,913)   (292,649)   (149,134)
   Change in unrealized gain (loss)
      on investments ............................    (101,227,231)   (102,443,273)   (326,154)   (374,866)
   Reinvested capital gains .....................       3,918,828      59,973,994          --     177,314
                                                    -------------   -------------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................    (172,041,242)   (131,124,509)   (525,751)   (236,719)
                                                    -------------   -------------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      89,852,157     103,755,686     655,414     537,559
   Transfers between funds ......................              --              --     (19,192)    (18,553)
   Surrenders (note 6) ..........................     (68,413,303)    (47,591,030)   (261,495)   (274,881)
   Death benefits (note 4) ......................      (2,878,265)     (3,310,640)    (12,043)    (19,851)
   Policy loans (net of repayments) (note 5) ....      (1,274,925)     (8,284,301)    (29,194)     (7,043)
   Deductions for surrender charges (note 2d) ...      (3,761,910)     (4,259,124)    (14,379)    (24,600)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (47,105,562)    (46,802,944)   (278,409)   (264,440)
   Asset charges (note 3):
      MSP contracts .............................        (404,175)       (487,482)     (4,131)     (4,877)
      LSFP contracts ............................        (354,416)       (374,976)     (1,525)     (1,571)
                                                    -------------   -------------   ---------   ---------
         Net equity transactions ................     (34,340,399)     (7,354,811)     35,046     (78,257)
                                                    -------------   -------------   ---------   ---------

Net change in contract owners' equity ...........    (206,381,641)   (138,479,320)   (490,705)   (314,976)
Contract owners' equity beginning of period .....     933,404,977   1,071,884,297   5,149,974   5,464,950
                                                    -------------   -------------   ---------   ---------
Contract owners' equity end of period ...........   $ 727,023,336     933,404,977   4,659,269   5,149,974
                                                    =============   =============   =========   =========

CHANGES IN UNITS:
   Beginning units ..............................      44,510,163      44,184,383     275,968     280,165
                                                    -------------   -------------   ---------   ---------
   Units purchased ..............................       7,977,095       8,105,043      42,350      32,188
   Units redeemed ...............................      (9,292,490)     (7,779,263)    (41,028)    (36,385)
                                                    -------------   -------------   ---------   ---------
   Ending units .................................      43,194,768      44,510,163     277,290     275,968
                                                    =============   =============   =========   =========

                                                           ACVPCapAp                  ACVPIncGr
                                                    ------------------------   ----------------------
Investment activity:                                   2002          2001         2002         2001
                                                    ----------   -----------   ----------   ---------
   Net investment income (loss) .................     (106,678)     (157,084)      14,281       4,371
   Realized gain (loss) on investments ..........   (4,991,738)   (9,558,196)    (990,548)   (367,434)
   Change in unrealized gain (loss)
      on investments ............................    1,749,350    (5,254,647)     154,381     (36,896)
   Reinvested capital gains .....................           --     7,598,012           --          --
                                                    ----------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................   (3,349,066)   (7,371,915)    (821,886)   (399,959)
                                                    ----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    1,491,221     1,922,090      405,497     463,372
   Transfers between funds ......................   (1,137,628)   (3,106,083)    (269,573)    (30,266)
   Surrenders (note 6) ..........................     (823,146)     (994,264)    (341,450)   (128,813)
   Death benefits (note 4) ......................      (65,672)      (26,610)          --          --
   Policy loans (net of repayments) (note 5) ....       (9,534)     (266,547)     (16,672)       (177)
   Deductions for surrender charges (note 2d) ...      (45,263)      (88,981)     (18,776)    (11,528)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (853,298)     (917,212)    (177,476)   (171,662)
   Asset charges (note 3):
      MSP contracts .............................       (5,655)       (8,721)      (2,339)     (2,384)
      LSFP contracts ............................       (3,142)       (4,237)      (1,896)     (2,139)
                                                    ----------   -----------   ----------   ---------
         Net equity transactions ................   (1,452,117)   (3,490,565)    (422,685)    116,403
                                                    ----------   -----------   ----------   ---------

Net change in contract owners' equity ...........   (4,801,183)  (10,862,480)  (1,244,571)   (283,556)
Contract owners' equity beginning of period .....   16,299,104    27,161,584    4,276,892   4,560,448
                                                    ----------   -----------   ----------   ---------
Contract owners' equity end of period ...........   11,497,921    16,299,104    3,032,321   4,276,892
                                                    ==========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units ..............................      945,180     1,120,543      416,289     403,910
                                                    ----------   -----------   ----------   ---------
   Units purchased ..............................      116,117       114,186       56,087      56,641
   Units redeemed ...............................     (222,060)     (289,549)    (104,314)    (44,262)
                                                    ----------   -----------   ----------   ---------
   Ending units .................................      839,237       945,180      368,062     416,289
                                                    ==========   ===========   ==========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                             ACVPInt             ACVPUltra
                                                    ------------------------   --------------
Investment activity:                                   2002          2001       2002     2001
                                                    -----------   ----------   -------   ----
   Net investment income (loss) .................   $     6,760     (115,508)        4     --
   Realized gain (loss) on investments ..........    (3,987,767)  (6,339,097)   (8,753)    --
   Change in unrealized gain (loss)
      on investments ............................     1,109,135   (1,840,599)   (3,345)    --
   Reinvested capital gains .....................            --    1,789,528        --     --
                                                    -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................    (2,871,872)  (6,505,676)  (12,094)    --
                                                    -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     1,372,078    1,563,930     5,058     --
   Transfers between funds ......................      (973,520)  (1,610,440)  124,302     --
   Surrenders (note 6) ..........................      (877,609)    (411,527)  (26,672)    --
   Death benefits (note 4) ......................        (3,330)     (16,220)       --     --
   Policy loans (net of repayments) (note 5) ....      (127,897)    (123,790)       --     --
   Deductions for surrender charges (note 2d) ...       (48,258)     (36,829)   (1,467)    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................      (616,258)    (668,820)   (2,866)    --
   Asset charges (note 3):
      MSP contracts .............................        (4,054)      (7,104)      (25)    --
      LSFP contracts ............................        (7,145)     (10,541)     (136)    --
                                                    -----------   ----------   -------    ---
         Net equity transactions ................    (1,285,993)  (1,321,341)   98,194     --
                                                    -----------   ----------   -------    ---

Net change in contract owners' equity ...........    (4,157,865)  (7,827,017)   86,100     --
Contract owners' equity beginning
   of period ....................................    14,630,605   22,457,622        --     --
                                                    -----------   ----------   -------    ---
Contract owners' equity end of period ...........   $10,472,740   14,630,605    86,100     --
                                                    ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ..............................       950,787    1,027,636        --    --
                                                    -----------   ----------   -------   ---
   Units purchased ..............................       102,635       97,198    11,128    --
   Units redeemed ...............................      (192,984)    (174,047)     (368)   --
                                                    -----------   ----------   -------   ---
   Ending units .................................       860,438      950,787    10,760    --
                                                    ===========   ==========   =======   ===

                                                             ACVPVal                 CSGPVen
                                                    -----------------------   ----------------------
Investment activity:                                   2002         2001        2002         2001
                                                    ----------   ----------   ---------   ----------
   Net investment income (loss) .................       16,260       22,955      (7,766)     (15,488)
   Realized gain (loss) on investments ..........     (393,781)     272,565    (833,287)  (1,234,999)
   Change in unrealized gain (loss)
      on investments ............................   (2,130,437)     549,875     398,641      471,352
   Reinvested capital gains .....................      677,932           --          --           --
                                                    ----------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................   (1,830,026)     845,395    (442,412)    (779,135)
                                                    ----------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    1,048,504      582,884     123,418      175,113
   Transfers between funds ......................    1,006,877    4,815,841      70,901     (290,162)
   Surrenders (note 6) ..........................     (962,466)    (424,152)   (231,349)     (95,856)
   Death benefits (note 4) ......................       (6,357)     (32,416)         --       (2,390)
   Policy loans (net of repayments) (note 5) ....      (99,706)     258,803      98,610       36,298
   Deductions for surrender charges (note 2d) ...      (52,924)     (37,959)    (12,721)      (8,579)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (502,028)    (320,328)    (56,152)     (90,037)
   Asset charges (note 3):
      MSP contracts .............................       (7,417)      (5,886)       (394)        (952)
      LSFP contracts ............................       (7,578)      (4,940)       (512)        (980)
                                                    ----------   ----------   ---------   ----------
         Net equity transactions ................      416,905    4,831,847      (8,199)    (277,545)
                                                    ----------   ----------   ---------   ----------

Net change in contract owners' equity ...........   (1,413,121)   5,677,242    (450,611)  (1,056,680)
Contract owners' equity beginning
   of period ....................................   12,303,843    6,626,601   1,723,423    2,780,103
                                                    ----------   ----------   ---------   ----------
Contract owners' equity end of period ...........   10,890,722   12,303,843   1,272,812    1,723,423
                                                    ==========   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      721,884      435,109     154,238      176,075
                                                    ----------   ----------   ---------   ----------
   Units purchased ..............................      134,241      340,692      51,890       20,442
   Units redeemed ...............................     (120,528)     (53,917)    (31,794)     (42,279)
                                                    ----------   ----------   ---------   ----------
   Ending units .................................      735,597      721,884     174,334      154,238
                                                    ==========   ==========   =========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                CSIntEq                   CSSmCapGr
                                                       ------------------------   ------------------------
Investment activity:                                       2002         2001         2002          2001
                                                       -----------   ----------   ----------   -----------
   Net investment income (loss) ....................   $   (44,098)     (56,285)     (96,995)     (138,697)
   Realized gain (loss) on investments .............       168,979   (3,960,661)  (6,156,236)  (11,329,224)
   Change in unrealized gain (loss) on
      investments ..................................    (1,412,977)   2,099,268      434,119     7,104,902
   Reinvested capital gains ........................            --           --           --            --
                                                       -----------   ----------   ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    (1,288,096)  (1,917,678)  (5,819,112)   (4,363,019)
                                                       -----------   ----------   ----------   -----------
Equity transactions:
   Purchase payments received from contract owners
      (note 6) .....................................       716,930    1,047,183    1,742,231     2,168,671
   Transfers between funds .........................      (401,475)    (704,029)  (1,876,740)   (3,347,967)
   Surrenders (note 6) .............................      (411,253)    (368,264)  (1,026,223)     (805,855)
   Death benefits (note 4) .........................       (17,485)      (7,251)     (16,016)      (86,645)
   Policy loans (net of repayments) (note 5) .......        39,755      (66,856)      41,216        (1,349)
   Deductions for surrender charges (note 2d) ......       (22,614)     (32,958)     (56,430)      (72,120)
   Redemptions to pay cost of insurance charges and
      administration charges (notes 2b and 2c) .....      (329,478)    (361,742)    (794,609)     (922,151)
   Asset charges (note 3):
      MSP contracts ................................        (3,900)      (5,243)      (6,478)       (9,810)
      LSFP contracts ...............................        (4,265)      (4,614)      (6,974)       (8,705)
                                                       -----------   ----------   ----------   -----------
         Net equity transactions ...................      (433,785)    (503,774)  (2,000,023)   (3,085,931)
                                                       -----------   ----------   ----------   -----------

Net change in contract owners' equity ..............    (1,721,881)  (2,421,452)  (7,819,135)   (7,448,950)
Contract owners' equity beginning of period ........     6,770,955    9,192,407   18,229,025    25,677,975
                                                       -----------   ----------   ----------   -----------
Contract owners' equity end of period ..............   $ 5,049,074    6,770,955   10,409,890    18,229,025
                                                       ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .................................       679,600      711,440    1,084,722     1,272,956
                                                       -----------   ----------   ----------   -----------
   Units purchased .................................        89,777      110,791      144,963       137,229
   Units redeemed ..................................      (132,055)    (142,631)    (297,014)     (325,463)
                                                       -----------   ----------   ----------   -----------
   Ending units ....................................       637,322      679,600      932,671     1,084,722
                                                       ===========   ==========   ==========   ===========

                                                             DryMidCapIx             DryEuroEq
                                                       ---------------------   -----------------
Investment activity:                                     2002        2001        2002      2001
                                                       ---------   ---------   -------   -------
   Net investment income (loss) ....................     (15,561)     (4,071)     (420)     (736)
   Realized gain (loss) on investments .............    (372,288)   (255,703)  (18,187)    2,841
   Change in unrealized gain (loss) on
      investments ..................................    (455,988)    115,892      (639)     (878)
   Reinvested capital gains ........................      33,555      25,776        --        --
                                                       ---------   ---------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    (810,282)   (118,106)  (19,246)    1,227
                                                       ---------   ---------   -------   -------
Equity transactions:
   Purchase payments received from contract owners
      (note 6) .....................................     351,967     190,528     9,123    12,657
   Transfers between funds .........................   1,472,727   1,669,130   (69,351)  (35,400)
   Surrenders (note 6) .............................    (278,698)    (44,557)     (161)   (1,022)
   Death benefits (note 4) .........................      (1,826)     (7,174)       --        --
   Policy loans (net of repayments) (note 5) .......      (9,157)    (24,551)      117      (300)
   Deductions for surrender charges (note 2d) ......     (15,325)     (3,988)       (9)      (91)
   Redemptions to pay cost of insurance charges and
      administration charges (notes 2b and 2c) .....    (202,705)   (116,906)   (2,401)   (6,296)
   Asset charges (note 3):
      MSP contracts ................................      (3,190)     (1,953)       --       (46)
      LSFP contracts ...............................      (1,934)       (578)        1        (3)
                                                       ---------   ---------   -------   -------
         Net equity transactions ...................   1,311,859   1,659,951   (62,681)  (30,501)
                                                       ---------   ---------   -------   -------

Net change in contract owners' equity ..............     501,577   1,541,845   (81,927)  (29,274)
Contract owners' equity beginning of period ........   3,340,634   1,798,789    81,927   111,201
                                                       ---------   ---------   -------   -------
Contract owners' equity end of period ..............   3,842,211   3,340,634        --    81,927
                                                       =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units .................................     325,991     171,893    12,374    11,957
                                                       ---------   ---------   -------   -------
   Units purchased .................................     165,799     173,353     1,810     6,654
   Units redeemed ..................................     (45,969)    (19,255)  (14,184)   (6,237)
                                                       ---------   ---------   -------   -------
   Ending units ....................................     445,821     325,991        --    12,374
                                                       =========   =========   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         DrySmCapIxS             DrySRGro
                                                       ---------------   -----------------------
Investment activity:                                     2002     2001      2002         2001
                                                       --------   ----   ----------   ----------
   Net investment income (loss) ....................   $      8    --       (57,330)    (109,204)
   Realized gain (loss) on investments .............     (6,758)   --    (1,069,508)    (369,365)
   Change in unrealized gain (loss)
      on investments ...............................       (172)   --    (2,683,067)  (3,939,932)
   Reinvested capital gains ........................         --    --            --           --
                                                       --------   ----   ----------   ----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ................................     (6,922)   --    (3,809,905)  (4,418,501)
                                                       --------   ----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     35,798    --     1,704,096    2,143,427
   Transfers between funds .........................     96,048    --    (1,126,297)  (1,098,629)
   Surrenders (note 6) .............................    (12,292)   --      (924,256)    (891,852)
   Death benefits (note 4) .........................         --    --       (43,454)     (23,643)
   Policy loans (net of repayments) (note 5) .......        314    --       (20,791)    (372,581)
   Deductions for surrender charges (note 2d) ......       (676)   --       (50,823)     (79,816)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ............................     (1,475)   --      (847,059)    (968,162)
   Asset charges (note 3):
      MSP contracts ................................        (62)   --        (4,062)      (6,768)
      LSFP contracts ...............................         (3)   --        (3,757)      (5,485)
                                                       --------   ----   ----------   ----------
         Net equity transactions ...................    117,652    --    (1,316,403)  (1,303,509)
                                                       --------   ----   ----------   ----------

Net change in contract owners' equity ..............    110,730    --    (5,126,308)  (5,722,010)
Contract owners' equity beginning of period ........         --    --    13,612,330   19,334,340
                                                       --------   ----   ----------   ----------
Contract owners' equity end of period ..............   $110,730    --     8,486,022   13,612,330
                                                       ========   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................         --    --       573,971      629,857
                                                       --------   ----   ----------   ----------
   Units purchased .................................     14,878    --        87,917       83,928
   Units redeemed ..................................       (407)   --      (156,667)    (139,814)
                                                       --------   ----   ----------   ----------
   Ending units ....................................     14,471    --       505,221      573,971
                                                       ========   ====   ==========   ==========

                                                                DryStkIx                 DryVIFApp
                                                       -------------------------   ----------------------
Investment activity:                                       2002          2001         2002         2001
                                                       -----------   -----------   ----------   ---------
   Net investment income (loss) ....................       459,532       332,575       23,140       8,180
   Realized gain (loss) on investments .............      (940,878)        9,935     (571,297)    (93,890)
   Change in unrealized gain (loss)
      on investments ...............................   (19,311,189)  (13,687,873)    (691,267)   (617,829)
   Reinvested capital gains ........................            --       467,526           --          --
                                                       -----------   -----------   ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (19,792,535)  (12,877,837)  (1,239,424)   (703,539)
                                                       -----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     8,299,700    10,603,012      608,427     775,908
   Transfers between funds .........................    (4,186,916)    1,384,992      308,413     107,630
   Surrenders (note 6) .............................    (4,818,700)   (4,146,012)    (292,680)   (233,967)
   Death benefits (note 4) .........................      (104,303)     (431,669)     (12,604)       (642)
   Policy loans (net of repayments) (note 5) .......        60,616      (379,222)     (52,352)    (93,305)
   Deductions for surrender charges (note 2d) ......      (264,971)     (371,045)     (16,094)    (20,939)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ............................    (4,116,114)   (4,015,363)    (311,263)   (325,049)
   Asset charges (note 3):
      MSP contracts ................................       (28,802)      (40,868)      (2,257)     (2,606)
      LSFP contracts ...............................       (51,509)      (56,827)      (5,846)     (6,023)
                                                       -----------   -----------   ----------   ---------
         Net equity transactions ...................    (5,210,999)    2,546,998      223,744     201,007
                                                       -----------   -----------   ----------   ---------

Net change in contract owners' equity ..............   (25,003,534)  (10,330,839)  (1,015,680)   (502,532)
Contract owners' equity beginning of period ........    88,822,689    99,153,528    6,748,865   7,251,397
                                                       -----------   -----------   ----------   ---------
Contract owners' equity end of period ..............    63,819,155    88,822,689    5,733,185   6,748,865
                                                       ===========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .................................     3,551,969     3,460,355      520,418     503,469
                                                       -----------   -----------   ----------   ---------
   Units purchased .................................       427,978       525,479       82,728      85,636
   Units redeemed ..................................      (662,623)     (433,865)     (68,347)    (68,687)
                                                       -----------   -----------   ----------   ---------
   Ending units ....................................     3,317,324     3,551,969      534,799     520,418
                                                       ===========   ===========   ==========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          DryVIFGrInc             FedQualBd
                                                    ----------------------    ----------------
Investment activity:                                   2002         2001         2002     2001
                                                    ----------   ---------    ---------   ----
   Net investment income (loss) .................   $   (1,347)     (4,914)      (3,977)    --
   Realized gain (loss) on investments ..........     (131,464)     (7,978)      17,661     --
   Change in unrealized gain (loss)
      on investments ............................     (602,115)   (258,534)      39,181     --
   Reinvested capital gains .....................           --      45,863           --     --
                                                    ----------   ---------    ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................     (734,926)   (225,563)      52,865     --
                                                    ----------   ---------    ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      229,396     293,388       34,259     --
   Transfers between funds ......................      (67,132)    103,859    1,229,802     --
   Surrenders (note 6) ..........................      (99,306)   (217,868)     (24,623)    --
   Death benefits (note 4) ......................       (7,828)       (317)          --     --
   Policy loans (net of repayments) (note 5) ....       (3,538)    (34,479)       2,487     --
   Deductions for surrender charges (note 2d) ...       (5,461)    (19,498)      (1,354)   ---
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (138,671)   (138,857)     (30,500)    --
   Asset charges (note 3):
      MSP contracts .............................       (2,335)     (3,439)        (175)    --
      LSFP contracts ............................       (1,850)     (2,419)        (146)    --
                                                    ----------   ---------    ---------    ---
         Net equity transactions ................      (96,725)    (19,630)   1,209,750     --
                                                    ----------   ---------    ---------    ---
Net change in contract owners' equity ...........     (831,651)   (245,193)   1,262,615     --
Contract owners' equity beginning
   of period ....................................    2,888,177   3,133,370           --     --
                                                    ----------   ---------    ---------    ---
Contract owners' equity end of period ...........   $2,056,526   2,888,177    1,262,615     --
                                                    ==========   =========    =========    ===

CHANGES IN UNITS:
   Beginning units ..............................      217,273     220,323           --     --
                                                    ----------   ---------    ---------    ---
   Units purchased ..............................       26,066      34,265      122,888     --
   Units redeemed ...............................      (34,757)    (37,315)      (5,210)    --
                                                    ----------   ---------    ---------    ---
   Ending units .................................      208,582     217,273      117,678     --
                                                    ==========   =========    =========    ===

                                                           FidVIPEI                       FidVIPGr
                                                    ------------------------    --------------------------
Investment activity:                                    2002         2001           2002           2001
                                                    -----------   ----------    -----------    -----------
   Net investment income (loss) .................       670,788      720,232       (497,509)      (929,341)
   Realized gain (loss) on investments ..........    (1,832,619)      55,848     (6,475,478)    (4,273,764)
   Change in unrealized gain (loss)
      on investments ............................   (13,879,079)  (9,359,446)   (28,601,357)   (33,423,042)
   Reinvested capital gains .....................     1,645,146    3,782,228             --     10,107,480
                                                    -----------   ----------    -----------    -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................   (13,395,764)  (4,801,138)   (35,574,344)   (28,518,667)
                                                    -----------   ----------    -----------    -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     6,296,828    7,191,894     10,702,893     13,007,093
   Transfers between funds ......................    (1,326,155)   1,446,582     (5,909,456)    (8,018,175)
   Surrenders (note 6) ..........................    (4,013,742)  (3,544,539)    (6,576,671)    (5,631,639)
   Death benefits (note 4) ......................      (512,295)    (225,553)      (303,488)      (304,251)
   Policy loans (net of repayments) (note 5) ....      (325,234)    (805,494)        53,735     (1,189,965)
   Deductions for surrender charges (note 2d) ...      (220,708)    (317,216)      (361,638)      (504,000)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................    (3,720,031)  (3,630,378)    (5,684,040)    (6,302,082)
   Asset charges (note 3):
      MSP contracts .............................       (33,789)     (39,422)       (29,451)       (46,539)
      LSFP contracts ............................       (22,051)     (22,617)       (26,493)       (31,178)
                                                    -----------   ----------    -----------    -----------
         Net equity transactions ................    (3,877,177)      53,257     (8,134,609)    (9,020,736)
                                                    -----------   ----------    -----------    -----------
Net change in contract owners' equity ...........   (17,272,941)  (4,747,881)   (43,708,953)   (37,539,403)
Contract owners' equity beginning
   of period ....................................    77,024,402   81,772,283    119,372,389    156,911,792
                                                    -----------   ----------    -----------    -----------
Contract owners' equity end of period ...........    59,751,461   77,024,402     75,663,436    119,372,389
                                                    ===========   ==========    ===========    ===========

CHANGES IN UNITS:
   Beginning units ..............................     2,285,562    2,276,206      3,226,113      3,462,746
                                                     ----------   ----------    -----------    -----------
   Units purchased ..............................       239,009      280,800        408,396        354,493
   Units redeemed ...............................      (378,277)    (271,444)      (711,656)      (591,126)
                                                     ----------   ----------    -----------    -----------
   Ending units .................................    2,146,294     2,285,562      2,922,853      3,226,113
                                                     ==========   ==========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           FidVIPHI                   FidVIPOv
                                                   ------------------------   ------------------------
Investment activity:                                   2002         2001          2002         2001
                                                   -----------   ----------   -----------   ----------
   Net investment income (loss).................   $ 1,610,797    2,247,137         1,649      938,954
   Realized gain (loss) on investments..........    (6,235,204)  (4,705,027)  (10,007,301)  (2,848,287)
   Change in unrealized gain (loss)
      on investments............................     5,128,915      (27,924)    6,676,168   (4,902,933)
   Reinvested capital gains.....................            --           --            --    1,740,234
                                                   -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................       504,508   (2,485,814)   (3,329,484)  (5,072,032)
                                                   -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     1,686,100    2,363,311     1,803,973    2,097,571
   Transfers between funds......................     3,942,862      603,870    (1,055,151)  (1,327,939)
   Surrenders (note 6)..........................      (973,008)    (908,331)   (1,283,924)  (1,006,514)
   Death benefits (note 4)......................       (26,392)     (56,917)      (62,516)    (101,240)
   Policy loans (net of repayments) (note 5)....       (25,575)     (38,801)      (63,624)     (85,860)
   Deductions for surrender charges (note 2d)...       (53,504)     (81,290)      (70,600)     (90,077)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................      (970,512)    (953,764)     (781,093)    (832,760)
   Asset charges (note 3):
      MSP contracts.............................       (12,568)     (14,190)       (4,418)      (5,818)
      LSFP contracts............................        (8,051)      (8,038)       (5,086)      (6,533)
                                                   -----------   ----------   -----------   ----------
         Net equity transactions................     3,559,352      905,850    (1,522,439)  (1,359,170)
                                                   -----------   ----------   -----------   ----------

Net change in contract owners' equity...........     4,063,860   (1,579,964)   (4,851,923)  (6,431,202)
Contract owners' equity beginning
   of period....................................    16,642,189   18,222,153    17,277,545   23,708,747
                                                   -----------   ----------   -----------   ----------
Contract owners' equity end of period ..........   $20,706,049   16,642,189    12,425,622   17,277,545
                                                   ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units..............................     1,017,739      972,429     1,067,775    1,146,574
                                                   -----------   ----------   -----------   ----------
   Units purchased..............................       325,331      170,800       127,166      129,935
   Units redeemed...............................      (136,840)    (125,490)     (226,360)    (208,734)
                                                   -----------   ----------   -----------   ----------
   Ending units.................................     1,206,230    1,017,739       968,581    1,067,775
                                                   ===========   ==========   ===========   ==========

                                                          FidVIPAM                  FidVIPCon
                                                   -----------------------   ------------------------
Investment activity:                                  2002         2001         2002         2001
                                                   ----------   ----------   ----------   -----------
   Net investment income (loss).................      770,857      946,367       43,995        43,587
   Realized gain (loss) on investments..........     (608,998)    (197,074)  (1,171,475)     (197,444)
   Change in unrealized gain (loss)
      on investments............................   (2,677,633)  (2,656,974)  (3,976,205)   (9,738,153)
   Reinvested capital gains.....................           --      442,307           --     1,612,865
                                                   ----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................   (2,515,774)  (1,465,374)  (5,103,685)   (8,279,145)
                                                   ----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................    1,668,475    1,952,879    5,127,914     5,795,249
   Transfers between funds......................     (727,846)    (924,825)  (2,166,207)   (3,613,770)
   Surrenders (note 6)..........................   (1,466,623)  (1,051,266)  (3,296,014)   (2,048,334)
   Death benefits (note 4)......................      (24,631)     (24,025)    (105,306)     (148,293)
   Policy loans (net of repayments) (note 5)....       38,282     (139,132)    (145,249)     (442,265)
   Deductions for surrender charges (note 2d)...      (80,647)     (94,082)    (181,241)     (183,314)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................   (1,151,383)  (1,110,503)  (2,602,068)   (2,534,714)
   Asset charges (note 3):
      MSP contracts.............................       (8,709)     (10,168)     (22,569)      (28,667)
      LSFP contracts............................       (3,308)      (3,155)     (21,973)      (22,235)
                                                   ----------   ----------   ----------   -----------
         Net equity transactions................   (1,756,390)  (1,404,277)  (3,412,713)   (3,226,343)
                                                   ----------   ----------   ----------   -----------

Net change in contract owners' equity...........   (4,272,164)  (2,869,651)  (8,516,398)  (11,505,488)
Contract owners' equity beginning
   of period....................................   26,615,885   29,485,536   52,593,790    64,099,278
                                                   ----------   ----------   ----------   -----------
Contract owners' equity end of period ..........   22,343,721   26,615,885   44,077,392    52,593,790
                                                   ==========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units..............................    1,094,419    1,150,637    2,539,821     2,697,733
                                                   ----------   ----------   ----------   -----------
   Units purchased..............................       94,132       95,668      270,926       300,960
   Units redeemed...............................     (174,616)    (151,886)    (446,360)     (458,872)
                                                   ----------   ----------   ----------   -----------
   Ending units.................................    1,013,935    1,094,419    2,364,387     2,539,821
                                                   ==========   ==========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           FidVIPGrOp          FidVIPValStS        GVITEmMrkts        GVITGIFin
                                                   ------------------------   --------------   ------------------   -------------
Investment activity:                                  2002          2001        2002    2001     2002       2001     2002    2001
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
   Net investment income (loss).................   $    13,434      (13,820)     (316)   --      (3,241)       75     (119)   --
   Realized gain (loss) on investments..........      (387,954)    (634,796)   (9,547)   --       9,490   (24,506)     113    --
   Change in unrealized gain (loss)
      on investments............................      (537,034)    (126,832)   (4,574)   --     (24,239)   33,345     (599)   --
   Reinvested capital gains.....................            --           --        --    --          --        --       --    --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................      (911,554)    (775,448)  (14,437)   --     (17,990)    8,914     (605)   --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................       560,969      793,729     6,353    --      30,715     5,169      368    --
   Transfers between funds......................      (326,009)    (496,644)  107,296    --     (75,118)  413,987   66,328    --
   Surrenders (note 6)..........................      (159,570)    (258,771)       --    --     (25,350)   (2,213)      --    --
   Death benefits (note 4)......................        (4,698)        (237)       --    --      (1,829)       --       --    --
   Policy loans (net of repayments) (note 5)....       (22,423)     (39,475)     (930)   --     (40,241)      198     (972)   --
   Deductions for surrender charges (note 2d)...        (8,774)     (23,158)       --    --      (1,394)     (198)      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................      (218,076)    (236,312)   (2,342)   --     (21,884)   (7,221)    (625)   --
   Asset charges (note 3):
      MSP contracts.............................        (1,654)      (2,717)     (137)   --        (498)     (295)      (3)   --
      LSFP contracts............................        (2,257)      (2,557)       (5)   --        (121)       (7)      --    --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
         Net equity transactions................      (182,492)    (266,142)  110,235    --    (135,720)  409,420   65,096    --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
   Net change in contract owners' equity........    (1,094,046)  (1,041,590)   95,798    --    (153,710)  418,334   64,491    --
   Contract owners' equity beginning
      of period.................................     4,129,080    5,170,670        --    --     427,577     9,243       --    --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
   Contract owners' equity end of period........   $ 3,035,034    4,129,080    95,798    --     273,867   427,577   64,491    --
                                                   ===========   ==========   =======   ====   ========   =======   ======   ====

CHANGES IN UNITS:
   Beginning units..............................       420,111      446,913        --    --      52,012     1,063       --    --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
   Units purchased..............................        72,484       82,751    13,276    --      17,002    52,164    7,678    --
   Units redeemed...............................       (94,587)    (109,553)     (450)   --     (29,306)   (1,215)    (183)   --
                                                   -----------   ----------   -------   ----   --------   -------   ------   ----
   Ending units.................................       398,008      420,111    12,826    --      39,708    52,012    7,495    --
                                                   ===========   ==========   =======   ====   ========   =======   ======   ====

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      GVITGIHlth          GVITGITech         GVITGlUlt            GVITGvtBd
                                                   ---------------   -------------------   -------------   -----------------------
Investment activity:                                 2002     2001     2002       2001      2002    2001      2002         2001
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
   Net investment income (loss).................   $   (397)   --        (450)    (2,955)      33    --       740,616      682,702
   Realized gain (loss) on investments..........       (611)   --    (188,420)  (424,935)    (296)   --       766,407      690,349
   Change in unrealized gain (loss)
      on investments............................     (4,795)   --     (19,032)   215,502      (33)   --       254,202     (567,238)
   Reinvested capital gains.....................         --    --          --         --       --    --       177,046       25,190
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     (5,803)   --    (207,902)  (212,388)    (296)   --     1,938,271      831,003
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     17,502    --      45,556     75,992       75    --     1,267,894    1,047,084
   Transfers between funds......................    155,423    --     130,870    172,244   36,282    --     5,104,395    6,329,761
   Surrenders (note 6)..........................         --    --     (56,652)    (3,862)      --    --    (3,160,509)    (497,629)
   Death benefits (note 4)......................         --    --          --         --       --    --       (56,328)     (69,873)
   Policy loans (net of repayments) (note 5)....     (8,938)   --      26,213    (58,752)      --    --      (301,152)  (1,259,271)
   Deductions for surrender charges (note 2d)...         --    --      (3,115)      (346)      --    --      (173,790)     (44,535)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (2,414)   --     (23,648)   (29,002)    (152)   --      (897,183)    (627,606)
   Asset charges (note 3):
      MSP contracts.............................        (12)   --        (196)       (90)      (5)   --       (18,203)     (13,288)
      LSFP contracts............................        (50)   --          (9)        --       --    --        (8,831)      (8,008)
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
         Net equity transactions................    161,511    --     119,019    156,184   36,200    --     1,756,293    4,856,635
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------

Net change in contract owners' equity...........    155,708    --     (88,883)   (56,204)  35,904    --     3,694,564    5,687,638
Contract owners' equity beginning
   of period....................................         --    --     349,973    406,177       --    --    18,686,828   12,999,190
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
Contract owners' equity end of period...........   $155,708    --     261,090    349,973   35,904    --    22,381,392   18,686,828
                                                   ========   ====   ========   ========   ======   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units..............................         --    --     102,616     67,646       --    --       940,162      696,947
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
   Units purchased..............................     20,531    --      61,493     65,702    4,184    --       256,619      377,562
   Units redeemed...............................     (1,726)   --     (29,460)   (30,732)     (20)   --      (172,710)    (134,347)
                                                   --------   ----   --------   --------   ------   ----   ----------   ----------
   Ending units.................................     18,805    --     134,649    102,616    4,164    --     1,024,071      940,162
                                                   ========   ====   ========   ========   ======   ====   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          GVITGrowth             GVITIDAgg       GVITIDCon        GVITIDMod
                                                   ------------------------   --------------   --------------   --------------
Investment activity:                                   2002         2001        2002    2001     2002    2001     2002    2001
                                                   -----------   ----------   -------   ----   -------   ----   -------   ----
   Net investment income (loss).................   $  (115,653)    (149,321)      375     --     3,709     --     3,431     --
   Realized gain (loss) on investments..........    (2,366,653)  (4,280,310)   (3,763)    --       (84)    --    (3,356)    --
   Change in unrealized gain (loss)
      on investments............................    (3,021,176)  (3,202,773)   (5,389)    --    (1,344)    --   (11,401)    --
   Reinvested capital gains.....................            --           --        22     --       154     --       436     --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    (5,503,482)  (7,632,404)   (8,755)    --     2,435     --   (10,890)    --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     3,550,411    4,054,677    30,018     --     7,502     --    40,643     --
   Transfers between funds......................    (1,039,416)  (1,301,931)  147,481     --   332,814     --   528,483     --
   Surrenders (note 6)..........................      (919,629)  (1,215,938)   (6,575)    --   (29,580)    --    (2,844)    --
   Death benefits (note 4)......................       (51,849)     (94,201)       --     --        --     --        --     --
   Policy loans (net of repayments) (note 5)....       194,094     (469,940)   (4,029)    --    12,073     --     1,352     --
   Deductions for surrender charges (note 2d)...       (50,568)    (108,820)     (362)    --    (1,627)    --      (156)    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................    (1,432,973)  (1,486,232)  (11,321)    --    (5,634)    --   (12,601)    --
   Asset charges (note 3):
      MSP contracts.............................        (5,160)      (8,664)       --     --      (260)    --      (292)    --
      LSFP contracts............................        (8,210)      (9,001)       --     --      (167)    --        --     --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---
         Net equity transactions................       236,700     (640,050)  155,212     --   315,121     --   554,585     --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---

Net change in contract owners' equity...........    (5,266,782)  (8,272,454)  146,457     --   317,556     --   543,695     --
Contract owners' equity beginning
   of period....................................    18,678,345   26,950,799        --     --        --     --        --     --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---
Contract owners' equity end of period ..........   $13,411,563   18,678,345   146,457     --   317,556     --   543,695     --
                                                   ===========   ==========   =======    ===   =======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units .............................     1,157,307    1,201,390        --     --        --     --        --     --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---
   Units purchased .............................       296,325      245,018    20,524     --    34,708     --    61,992     --
   Units redeemed ..............................      (283,603)    (289,101)   (2,814)    --    (2,954)    --    (2,173)    --
                                                   -----------   ----------   -------    ---   -------    ---   -------    ---
   Ending units ................................     1,170,029    1,157,307    17,710     --    31,754     --    59,819     --
                                                   ===========   ==========   =======    ===   =======    ===   =======    ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      GVITIDModAgg      GVITIDModCon       GVITIntGro             GVITMyMkt
                                                   -----------------   --------------   ----------------   ------------------------
Investment activity:                                  2002      2001    2002     2001    2002      2001       2002          2001
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
   Net investment income (loss).................   $    4,020    --      2,374    --       (333)    (165)      234,335    1,471,308
   Realized gain (loss) on investments..........      (30,041)   --     (4,333)   --     (4,929)  (3,090)           --           --
   Change in unrealized gain (loss)
      on investments............................      (40,857)   --        142    --       (759)   1,005            --           --
   Reinvested capital gains.....................        1,303    --        402    --         --       --            --           --
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................      (65,575)   --     (1,415)   --     (6,021)  (2,250)      234,335    1,471,308
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................       51,389    --     10,547    --     37,116    2,587     4,228,147    7,038,540
   Transfers between funds......................      981,852    --    353,136    --     46,984   52,127     8,868,792   (1,799,877)
   Surrenders (note 6)..........................       (3,304)   --    (83,408)   --    (70,278)     (14)  (15,813,066)  (6,733,123)
   Death benefits (note 4)......................           --    --     (4,459)   --         --       --      (100,051)    (323,940)
   Policy loans (net of repayments) (note 5)....       12,741    --      3,617    --     (1,483)    (105)      856,428      312,202
   Deductions for surrender charges (note 2d)...         (182)   --     (4,586)   --     (3,864)      (1)     (869,528)    (602,577)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................      (34,114)   --     (4,367)   --     (2,650)  (1,273)   (2,203,711)  (2,220,627)
   Asset charges (note 3):
      MSP contracts.............................          (29)   --       (169)   --         --       --       (47,444)     (44,176)
      LSFP contracts............................          (89)   --         (4)   --         --       --       (40,196)     (38,727)
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
         Net equity transactions................    1,008,264    --    270,307    --      5,825   53,321    (5,120,629)  (4,412,305)
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------

Net change in contract owners' equity...........      942,689    --    268,892    --       (196)  51,071    (4,886,294)  (2,940,997)
Contract owners' equity beginning
   of period....................................           --    --         --    --     55,253    4,182    51,650,867   54,591,864
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
Contract owners' equity end of period...........   $  942,689    --    268,892    --     55,057   55,253    46,764,573   51,650,867
                                                   ==========   ====   =======   ====   =======   ======   ===========   ==========

CHANGES IN UNITS:
   Beginning units..............................           --    --         --    --      8,456      453     3,540,015    3,829,526
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
   Units purchased..............................      113,991    --     28,835    --      9,592    8,228       649,115      732,398
   Units redeemed...............................       (4,780)   --       (808)   --     (6,815)    (225)   (1,008,060)  (1,021,909)
                                                   ----------   ----   -------   ----   -------   ------   -----------   ----------
   Ending units.................................      109,211    --     28,027    --     11,233    8,456     3,181,070    3,540,015
                                                   ==========   ====   =======   ====   =======   ======   ===========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       GVITLead           GVITSmCapGr
                                                   ---------------   ---------------------
Investment activity:                                 2002     2001      2002        2001
                                                   --------   ----   ---------   ---------
   Net investment income (loss).................   $    224    --       (9,005)     (8,611)
   Realized gain (loss) on investments..........     (9,895)   --     (539,108)   (223,133)
   Change in unrealized gain (loss)
      on investments............................     (4,614)   --      (10,392)    178,447
   Reinvested capital gains.....................         --    --           --          --
                                                   --------   ----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................    (14,285)   --     (558,505)    (53,297)
                                                   --------   ----   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      7,788    --      619,612     104,712
   Transfers between funds......................    141,311    --      134,653     646,697
   Surrenders (note 6)..........................    (12,363)   --     (162,779)    (30,141)
   Death benefits (note 4)......................         --    --      (17,654)         --
   Policy loans (net of repayments) (note 5)....     (2,325)   --       (2,166)    (30,450)
   Deductions for surrender charges (note 2d)...       (680)   --       (8,951)     (2,697)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (4,331)   --      (76,901)    (61,379)
   Asset charges (note 3):
      MSP contracts.............................        (79)   --         (476)       (635)
      LSFP contracts............................         --    --         (667)       (264)
                                                   --------   ----   ---------   ---------
         Net equity transactions................    129,321    --      484,671     625,843
                                                   --------   ----   ---------   ---------

Net change in contract owners' equity...........    115,036    --      (73,834)    572,546
Contract owners' equity beginning
   of period....................................         --    --    1,332,775     760,229
                                                   --------   ----   ---------   ---------
Contract owners' equity end of period...........   $115,036    --    1,258,941   1,332,775
                                                   ========   ====   =========   =========

CHANGES IN UNITS:
   Beginning units..............................         --    --      186,280      94,113
                                                   --------   ----   ---------   ---------
   Units purchased..............................     14,429    --      120,635     113,449
   Units redeemed ..............................       (750)   --      (41,152)    (21,282)
                                                   --------   ----   ---------   ---------
   Ending units.................................     13,679    --      265,763     186,280
                                                   ========   ====   =========   =========

                                                         GVITSmCapVal               GVITSmComp
                                                   -----------------------   -----------------------
Investment activity:                                  2002         2001         2002         2001
                                                   ----------   ----------   ----------   ----------
   Net investment income (loss).................      (92,125)     (93,474)    (166,099)    (165,788)
   Realized gain (loss) on investments..........   (3,668,042)     110,418   (2,431,393)  (4,402,099)
   Change in unrealized gain (loss)
      on investments............................   (1,169,384)   1,228,548   (2,049,393)   2,206,825
   Reinvested capital gains.....................      308,760    1,026,030           --           --
                                                   ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................   (4,620,791)   2,271,522   (4,646,885)  (2,361,062)
                                                   ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................    1,188,983      856,736    2,184,290    2,441,354
   Transfers between funds......................   (1,353,452)   6,194,722     (120,024)  (3,075,492)
   Surrenders (note 6)..........................   (1,003,083)    (349,290)  (1,272,878)    (849,541)
   Death benefits (note 4)......................      (11,891)      (3,924)     (71,551)     (69,847)
   Policy loans (net of repayments) (note 5)....      (51,969)     (53,992)    (215,642)    (474,171)
   Deductions for surrender charges (note 2d)...      (55,158)     (31,259)     (69,993)     (76,029)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (586,977)    (387,192)  (1,285,393)  (1,301,720)
   Asset charges (note 3):
      MSP contracts.............................       (7,239)      (5,500)     (13,651)     (17,316)
      LSFP contracts............................       (9,801)      (8,972)     (10,604)     (13,625)
                                                   ----------   ----------   ----------   ----------
         Net equity transactions................   (1,890,587)   6,211,329     (875,446)  (3,436,387)
                                                   ----------   ----------   ----------   ----------

Net change in contract owners' equity...........   (6,511,378)   8,482,851   (5,522,331)  (5,797,449)
Contract owners' equity beginning
   of period....................................   15,781,967    7,299,116   25,607,027   31,404,476
                                                   ----------   ----------   ----------   ----------
Contract owners' equity end of period...........    9,270,589   15,781,967   20,084,696   25,607,027
                                                   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..............................    1,034,902      610,738    1,141,976    1,306,261
                                                   ----------   ----------   ----------   ----------
   Units purchased..............................      107,054      520,517      129,251      116,845
   Units redeemed ..............................     (303,657)     (96,353)    (180,522)    (281,130)
                                                   ----------   ----------   ----------   ----------
   Ending units.................................      838,299    1,034,902    1,090,705    1,141,976
                                                   ==========   ==========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            GVITTotRt             GVITUSGro
                                                   --------------------------   -------------
Investment activity:                                  2002            2001       2002    2001
                                                   ------------   -----------   ------   ----
   Net investment income (loss).................   $     63,059        10,101     (119)   --
   Realized gain (loss) on investments..........     (2,673,181)   (1,755,795)    (263)   --
   Change in unrealized gain (loss)
      on investments............................    (11,054,460)  (11,829,407)  (5,779)   --
   Reinvested capital gains.....................             --     2,194,987       --    --
                                                   ------------   -----------   ------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................    (13,664,582)  (11,380,114)  (6,161)   --
                                                   ------------   -----------   ------   ----
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      9,291,200    10,570,297    1,061    --
   Transfers between funds......................     (2,033,396)   (1,415,297)  88,214    --
   Surrenders (note 6)..........................     (3,864,076)   (4,543,745)      --    --
   Death benefits (note 4)......................       (443,207)     (691,160)      --    --
   Policy loans (net of repayments) (note 5)....       (296,328)     (338,342)  (1,144)   --
   Deductions for surrender charges (note 2d)...       (212,478)     (406,639)      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (5,626,226)   (5,593,239)  (1,044)   --
   Asset charges (note 3):
      MSP contracts.............................        (28,021)      (34,275)      --    --
      LSFP contracts............................        (17,931)      (19,473)     (11)   --
                                                   ------------   -----------   ------   ----
         Net equity transactions................     (3,230,463)   (2,471,873)  87,076    --
                                                   ------------   -----------   ------   ----

Net change in contract owners' equity...........    (16,895,045)  (13,851,987)  80,915    --
Contract owners' equity beginning
   of period ...................................     77,220,609    91,072,596       --    --
                                                   ------------   -----------   ------   ----
Contract owners' equity end of period...........   $ 60,325,564    77,220,609   80,915    --
                                                   ============   ===========   ======   ====

CHANGES IN UNITS:
   Beginning units..............................      2,758,504     2,847,611       --    --
                                                   ------------   -----------   ------   ----
   Units purchased..............................        391,170       387,748   10,159    --
   Units redeemed...............................       (526,906)     (476,855)    (265)   --
                                                   ------------   -----------   ------   ----
   Ending units.................................      2,622,768     2,758,504    9,894    --
                                                   ============   ===========   ======   ====

                                                          JanCapAp                 JanGITech
                                                   ----------------------   -----------------------
Investment activity:                                 2002         2001         2002         2001
                                                   ---------   ----------   ----------   ----------
   Net investment income (loss).................     (10,295)       4,262       (8,887)      (3,153)
   Realized gain (loss) on investments..........    (417,474)  (1,133,638)    (269,555)  (2,122,695)
   Change in unrealized gain (loss)
      on investments............................     (28,278)     244,422     (427,636)   1,125,331
   Reinvested capital gains.....................          --           --           --           --
                                                   ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................    (456,047)    (884,954)    (706,078)  (1,000,517)
                                                   ---------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     302,801      395,668      201,079      364,127
   Transfers between funds......................     136,764      497,060     (298,876)     478,283
   Surrenders (note 6)..........................    (193,278)     (98,492)    (139,634)    (146,539)
   Death benefits (note 4)......................          --           --           --      (98,999)
   Policy loans (net of repayments) (note 5)....      11,769      (63,185)      26,135      (41,135)
   Deductions for surrender charges (note 2d)...     (10,628)      (8,814)      (7,678)     (13,114)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................    (163,145)    (158,392)     (78,471)    (106,881)
   Asset charges (note 3):
      MSP contracts.............................      (1,385)      (2,325)        (916)      (1,712)
      LSFP contracts............................      (1,213)      (1,195)        (608)        (802)
                                                   ---------   ----------   ----------   ----------
         Net equity transactions................      81,685      560,325     (298,969)     433,228
                                                   ---------   ----------   ----------   ----------

Net change in contract owners' equity...........    (374,362)    (324,629)  (1,005,047)    (567,289)
Contract owners' equity beginning
   of period ...................................   2,628,238    2,952,867    1,884,814    2,452,103
                                                   ---------   ----------   ----------   ----------
Contract owners' equity end of period...........   2,253,876    2,628,238      879,767    1,884,814
                                                   =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..............................     428,785      373,970      449,115      363,557
                                                   ---------   ----------   ----------   ----------
   Units purchased..............................      95,428      118,903       83,201      180,547
   Units redeemed...............................     (83,823)     (64,088)    (175,140)     (94,989)
                                                   ---------   ----------   ----------   ----------
   Ending units.................................     440,390      428,785      357,176      449,115
                                                   =========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          JanIntGro             MGVITMultiSec
                                                   -----------------------   -------------------
Investment activity:                                  2002         2001        2002       2001
                                                   ----------   ----------   ---------   -------
   Net investment income (loss).................   $   (4,636)      (2,522)     38,896    26,704
   Realized gain (loss) on investments .........     (407,715)  (1,006,099)     (7,201)  (16,549)
   Change in unrealized gain (loss)
      on investments............................      (16,485)     441,311      27,886    (1,097)
   Reinvested capital gains.....................           --           --          --        --
                                                   ----------   ----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     (428,836)    (567,310)     59,581     9,058
                                                   ----------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      498,623      286,461      68,550    22,300
   Transfers between funds......................      (37,022)     263,144     654,994   526,721
   Surrenders (note 6)..........................     (398,206)     (60,603)    (23,316)   (4,013)
   Death benefits (note 4)......................       (2,290)          --          --      (954)
   Policy loans (net of repayments) (note 5)....       28,088      (50,849)     (4,610)     (829)
   Deductions for surrender charges (note 2d)...      (21,897)      (5,424)     (1,282)     (359)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (105,940)     (95,431)    (29,377)  (13,528)
   Asset charges (note 3):
      MSP contracts.............................         (824)      (1,219)       (472)     (733)
      LSFP contracts............................         (988)        (668)       (100)      (60)
                                                   ----------   ----------   ---------   -------
         Net equity transactions................      (40,456)     335,411     664,387   528,545
                                                   ----------   ----------   ---------   -------

Net change in contract owners' equity...........     (469,292)    (231,899)    723,968   537,603
Contract owners' equity beginning
   of period....................................    1,951,169    2,183,068     624,691    87,088
                                                   ----------   ----------   ---------   -------
Contract owners' equity end of period...........   $1,481,877    1,951,169   1,348,659   624,691
                                                   ==========   ==========   =========   =======

CHANGES IN UNITS:
   Beginning units .............................      324,749      276,083      57,879     8,333
                                                   ----------   ----------   ---------   -------
   Units purchased .............................       70,908      104,433      68,517    54,885
   Units redeemed ..............................      (61,009)     (55,767)     (8,966)   (5,339)
                                                   ----------   ----------   ---------   -------
   Ending units ................................      334,648      324,749     117,430    57,879
                                                   ==========   ==========   =========   =======

                                                       NBAMTBal              NBAMTGro
                                                   ---------------   -------------------------
Investment activity:                                2002     2001       2002           2001
                                                   ------   ------   -----------   -----------
   Net investment income (loss).................      863      (43)     (127,464)     (193,586)
   Realized gain (loss) on investments .........     (343)     (16)   (4,914,991)  (28,997,129)
   Change in unrealized gain (loss)
      on investments............................   (8,064)     125    (1,658,364)    6,433,848
   Reinvested capital gains.....................       --       --            --    12,536,350
                                                   ------   ------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................   (7,544)      66    (6,700,819)  (10,220,517)
                                                   ------   ------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................    1,871      469     2,192,969     2,731,498
   Transfers between funds......................   39,141   14,107    (4,042,985)      444,727
   Surrenders (note 6)..........................       --       --      (939,226)     (974,018)
   Death benefits (note 4)......................       --       --       (56,429)      (42,216)
   Policy loans (net of repayments) (note 5)....       22       --       (16,008)     (212,223)
   Deductions for surrender charges (note 2d)...       --       --       (51,646)      (87,169)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................   (1,718)    (374)   (1,089,804)   (1,244,333)
   Asset charges (note 3):
      MSP contracts.............................       --       --        (7,158)      (12,841)
      LSFP contracts............................       --       --        (6,125)       (9,710)
                                                   ------   ------   -----------   -----------
         Net equity transactions................   39,316   14,202    (4,016,412)      593,715
                                                   ------   ------   -----------   -----------

Net change in contract owners' equity...........   31,772   14,268   (10,717,231)   (9,626,802)
Contract owners' equity beginning
   of period....................................   14,268       --    23,714,762    33,341,564
                                                   ------   ------   -----------   -----------
Contract owners' equity end of period...........   46,040   14,268    12,997,531    23,714,762
                                                   ======   ======   ===========   ===========

CHANGES IN UNITS:
   Beginning units .............................      636       --     1,114,641     1,073,053
                                                   ------   ------   -----------   -----------
   Units purchased .............................    1,949      654       141,889       180,511
   Units redeemed ..............................      (88)     (18)     (389,975)     (138,923)
                                                   ------   ------   -----------   -----------
   Ending units ................................    2,497      636       866,555     1,114,641
                                                   ======   ======   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         NBAMTGuard               NBAMTLMat
                                                   ----------------------   ---------------------
Investment activity:                                  2002        2001        2002        2001
                                                   ----------   ---------   ---------   ---------
   Net investment income (loss).................   $    2,019      (6,035)    238,386     220,379
   Realized gain (loss) on investments..........     (564,694)      6,732      29,349      89,230
   Change in unrealized gain (loss)
      on investments............................     (142,270)   (216,517)       (464)     11,853
   Reinvested capital gains.....................           --     152,227          --          --
                                                   ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     (704,945)    (63,593)    267,271     321,462
                                                   ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      252,039     222,976     485,372     299,644
   Transfers between funds......................     (326,889)    726,698   2,049,470   1,321,934
   Surrenders (note 6)..........................      (70,728)   (143,079)   (756,920)   (773,410)
   Death benefits (note 4)......................           --          --     (42,010)    (14,103)
   Policy loans (net of repayments) (note 5)....      (14,101)    (25,903)     80,900     159,958
   Deductions for surrender charges (note 2d)...       (3,889)    (12,805)    (41,621)    (69,216)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (106,763)    (90,460)   (245,535)   (172,678)
   Asset charges (note 3):
      MSP contracts.............................       (1,592)     (1,858)     (6,969)     (5,349)
      LSFP contracts............................       (1,817)     (1,559)     (1,413)     (1,030)
                                                   ----------   ---------   ---------   ---------
         Net equity transactions................     (273,740)    674,010   1,521,274     745,750
                                                   ----------   ---------   ---------   ---------

Net change in contract owners' equity...........     (978,685)    610,417   1,788,545   1,067,212
Contract owners' equity beginning
   of period....................................    2,584,522   1,974,105   4,952,976   3,885,764
                                                   ----------   ---------   ---------   ---------
Contract owners' equity end of period...........   $1,605,837   2,584,522   6,741,521   4,952,976
                                                   ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units..............................      247,137     184,667     298,490     252,610
                                                   ----------   ---------   ---------   ---------
   Units purchased..............................       32,929      88,493     143,330     105,369
   Units redeemed...............................      (70,061)    (26,023)    (51,497)    (59,489)
                                                   ----------   ---------   ---------   ---------
   Ending units.................................      210,005     247,137     390,323     298,490
                                                   ==========   =========   =========   =========

                                                         NBAMTPart               OppAggGro
                                                   -----------------------   ----------------------
Investment activity:                                  2002         2001        2002         2001
                                                   ----------   ----------   ---------   ----------
   Net investment income (loss).................      (32,601)     (75,310)     (1,144)       4,198
   Realized gain (loss) on investments..........   (1,617,582)    (803,266)   (590,299)  (1,542,830)
   Change in unrealized gain (loss)
      on investments............................   (3,978,892)    (872,728)     91,747      307,499
   Reinvested capital gains.....................           --      860,887          --      315,653
                                                   ----------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................   (5,629,075)    (890,417)   (499,696)    (915,480)
                                                   ----------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................    2,518,759    2,895,052     277,067      414,251
   Transfers between funds......................   (1,347,916)    (551,168)   (127,039)    (327,543)
   Surrenders (note 6)..........................     (979,335)    (900,324)   (140,615)     (70,469)
   Death benefits (note 4)......................      (57,113)     (80,967)     (3,005)          --
   Policy loans (net of repayments) (note 5)....      (98,447)    (121,221)    (16,276)     (30,433)
   Deductions for surrender charges (note 2d)...      (53,852)     (80,574)     (7,732)      (6,307)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................   (1,224,187)  (1,226,475)   (117,334)    (140,549)
   Asset charges (note 3):
      MSP contracts.............................      (12,334)     (16,055)       (637)      (1,861)
      LSFP contracts............................      (13,806)     (13,840)       (143)        (353)
                                                   ----------   ----------   ---------   ----------
         Net equity transactions................   (1,268,231)     (95,572)   (135,714)    (163,264)
                                                   ----------   ----------   ---------   ----------

Net change in contract owners' equity...........   (6,897,306)    (985,989)   (635,410)  (1,078,744)
Contract owners' equity beginning
   of period....................................   23,648,159   24,634,148   1,793,749    2,872,493
                                                   ----------   ----------   ---------   ----------
Contract owners' equity end of period...........   16,750,853   23,648,159   1,158,339    1,793,749
                                                   ==========   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units..............................    1,050,337    1,056,621     337,769      369,008
                                                   ----------   ----------   ---------   ----------
   Units purchased..............................      149,729      143,261      72,910       71,698
   Units redeemed...............................     (209,732)    (149,545)   (106,054)    (102,937)
                                                   ----------   ----------   ---------   ----------
   Ending units.................................      990,334    1,050,337     304,625      337,769
                                                   ==========   ==========   =========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            OppBdFd                  OppCapAp
                                                   ------------------------   -----------------------
Investment activity:                                   2002         2001         2002         2001
                                                   -----------   ----------   ----------   ----------
   Net investment income (loss) ................   $   882,439      771,452      (15,505)     (19,077)
   Realized gain (loss) on investments .........      (350,686)    (494,081)  (6,751,858)  (1,029,806)
   Change in unrealized gain (loss)
      on investments ...........................       535,188      471,071    2,058,407   (3,248,518)
   Reinvested capital gains ....................            --           --           --    1,656,912
                                                   -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     1,066,941      748,442   (4,708,956)  (2,640,489)
                                                   -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     1,018,900    1,078,932    2,131,465    1,908,054
   Transfers between funds .....................       816,498    1,213,664     (446,711)   1,333,450
   Surrenders (note 6) .........................      (999,559)    (744,342)  (1,052,801)    (730,423)
   Death benefits (note 4) .....................       (86,356)     (21,063)     (45,480)     (20,947)
   Policy loans (net of repayments) (note 5) ...      (175,417)     (35,391)     (56,354)    (312,079)
   Deductions for surrender charges (note 2d)...       (54,964)     (66,614)     (57,891)     (65,369)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (658,218)    (528,090)    (828,314)    (860,437)
   Asset charges (note 3):
      MSP contracts ............................       (10,665)     (10,865)      (5,855)      (9,111)
      LSFP contracts ...........................        (4,779)      (3,915)      (6,108)      (7,689)
                                                   -----------   ----------   ----------   ----------
         Net equity transactions ...............      (154,560)     882,316     (368,049)   1,235,449
                                                   -----------   ----------   ----------   ----------

Net change in contract owners' equity ..........       912,381    1,630,758   (5,077,005)  (1,405,040)
Contract owners' equity beginning
   of period ...................................    13,096,929   11,466,171   16,694,310   18,099,350
                                                   -----------   ----------   ----------   ----------
Contract owners' equity end of period ..........   $14,009,310   13,096,929   11,617,305   16,694,310
                                                   ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................       691,900      647,048    1,073,994    1,010,305
                                                   -----------   ----------   ----------   ----------
   Units purchased .............................        85,064      120,657      162,077      199,382
   Units redeemed ..............................       (91,088)     (75,805)    (205,638)    (135,693)
                                                   -----------   ----------   ----------   ----------
   Ending units ................................       685,876      691,900    1,030,433    1,073,994
                                                   ===========   ==========   ==========   ==========

                                                          OppGlSec                 OppMSGrInc
                                                   ------------------------   -------------------
Investment activity:                                  2002          2001         2002       2001
                                                   ----------   -----------   ---------   -------
   Net investment income (loss) ................      (61,818)      (17,114)       (227)   (1,569)
   Realized gain (loss) on investments .........     (779,589)      711,276    (144,832)  (68,580)
   Change in unrealized gain (loss)
      on investments ...........................   (6,436,152)  (10,336,593)    (63,259)    3,903
   Reinvested capital gains ....................           --     4,652,673          --        --
                                                   ----------   -----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................   (7,277,559)   (4,989,758)   (208,318)  (66,246)
                                                   ----------   -----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................    2,395,521     3,040,269      86,118    73,457
   Transfers between funds .....................     (974,214)     (700,733)    352,251   478,473
   Surrenders (note 6) .........................   (1,670,589)   (1,165,344)    (39,278)  (13,868)
   Death benefits (note 4) .....................     (139,234)      (59,812)         --    (5,572)
   Policy loans (net of repayments) (note 5) ...     (107,233)     (641,888)         85    (6,462)
   Deductions for surrender charges (note 2d)...      (91,862)     (104,292)     (2,160)   (1,241)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................   (1,468,689)   (1,470,276)    (42,091)  (28,125)
   Asset charges (note 3):
      MSP contracts ............................      (11,572)      (14,321)       (841)     (846)
      LSFP contracts ...........................       (7,148)       (7,414)       (787)     (396)
                                                   ----------   -----------   ---------   -------
         Net equity transactions ...............   (2,075,020)   (1,123,811)    353,297   495,420
                                                   ----------   -----------   ---------   -------

Net change in contract owners' equity ..........   (9,352,579)   (6,113,569)    144,979   429,174
Contract owners' equity beginning
   of period ...................................   33,331,326    39,444,895     855,113   425,939
                                                   ----------   -----------   ---------   -------
Contract owners' equity end of period ..........   23,978,747    33,331,326   1,000,092   855,113
                                                   ==========   ===========   =========   =======

CHANGES IN UNITS:
   Beginning units .............................    1,278,705     1,321,836     106,340    47,244
                                                   ----------   -----------   ---------   -------
   Units purchased .............................      122,958       124,911      59,843    67,246
   Units redeemed ..............................     (210,884)     (168,042)    (12,087)   (8,150)
                                                   ----------   -----------   ---------   -------
   Ending units ................................    1,190,779     1,278,705     154,096   106,340
                                                   ==========   ===========   =========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          OppMultStr               SGVITMdCpGr
                                                   ------------------------   --------------------
Investment activity:                                  2002          2001        2002        2001
                                                   -----------   ----------   ---------   --------
   Net investment income (loss).................   $   377,956      463,119      (8,153)    (6,440)
   Realized gain (loss) on investments..........      (465,799)    (253,215)   (397,870)  (447,934)
   Change in unrealized gain (loss)
      on investments............................    (1,738,579)    (788,871)    (56,058)   118,872
   Reinvested capital gains.....................       200,398      782,407          --         --
                                                   -----------   ----------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................    (1,626,024)     203,440    (462,081)  (335,502)
                                                   -----------   ----------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     1,233,000    1,340,866     358,592    128,618
   Transfers between funds......................         6,851       73,937     485,532    407,630
   Surrenders (note 6)..........................      (881,744)  (1,108,678)    (47,786)   (17,647)
   Death benefits (note 4)......................      (208,239)     (15,941)    (10,227)        --
   Policy loans (net of repayments) (note 5)....       (71,305)    (124,435)     (5,425)   (28,387)
   Deductions for surrender charges (note 2d)...       (48,485)     (99,220)     (2,628)    (1,579)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................      (720,498)    (685,803)    (61,931)   (47,737)
   Asset charges (note 3):
      MSP contracts.............................        (8,198)      (8,884)       (561)      (769)
      LSFP contracts............................        (3,122)      (3,101)       (432)      (240)
                                                   -----------   ----------   ---------   --------
         Net equity transactions................      (701,740)    (631,259)    715,134    439,889
                                                   -----------   ----------   ---------   --------

Net change in contract owners' equity...........    (2,327,764)    (427,819)    253,053    104,387
Contract owners' equity beginning
   of period....................................    14,587,018   15,014,837     925,125    820,738
                                                   -----------   ----------   ---------   --------
Contract owners' equity end of period...........   $12,259,254   14,587,018   1,178,178    925,125
                                                   ===========   ==========   =========   ========

CHANGES IN UNITS:
   Beginning units..............................       574,816      597,489     164,872    101,174
                                                   -----------   ----------   ---------   --------
   Units purchased..............................        73,564       62,920     206,561     87,445
   Units redeemed...............................      (104,973)     (85,593)    (35,612)   (23,747)
                                                   -----------   ----------   ---------   --------
   Ending units.................................       543,407      574,816     335,821    164,872
                                                   ===========   ==========   =========   ========

                                                            StOpp2                    StDisc2
                                                   ------------------------   -----------------------
Investment activity:                                  2002          2001         2002         2001
                                                   -----------   ----------   ----------   ----------
   Net investment income (loss).................      (147,021)     (90,855)     (52,203)      (7,858)
   Realized gain (loss) on investments..........    (2,167,910)     810,668     (262,474)  (1,394,760)
   Change in unrealized gain (loss)
      on investments............................    (9,845,255)  (9,214,867)    (594,143)     323,479
   Reinvested capital gains.....................       644,398    6,568,447           --    1,246,478
                                                   -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................   (11,515,788)  (1,926,607)    (908,820)     167,339
                                                   -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     3,147,871    3,747,736      608,903      677,166
   Transfers between funds......................    (1,938,061)   1,868,557      (80,174)     331,868
   Surrenders (note 6)..........................    (1,780,772)  (1,628,712)    (417,882)    (500,137)
   Death benefits (note 4)......................       (79,482)    (138,099)     (18,966)      (9,601)
   Policy loans (net of repayments) (note 5)....      (352,730)    (509,235)      81,865        1,236
   Deductions for surrender charges (note 2d)...       (97,921)    (145,760)     (22,978)     (44,759)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................    (1,897,429)  (1,891,585)    (346,561)    (360,160)
   Asset charges (note 3):
      MSP contracts.............................        (8,916)     (10,652)      (1,630)      (1,879)
      LSFP contracts............................        (6,859)      (7,189)        (621)      (1,043)
                                                   -----------   ----------   ----------   ----------
         Net equity transactions................    (3,014,299)   1,285,061     (198,044)      92,691
                                                   -----------   ----------   ----------   ----------

Net change in contract owners' equity...........   (14,530,087)    (641,546)  (1,106,864)     260,030
Contract owners' equity beginning
   of period....................................    43,130,976   43,772,522    6,864,441    6,604,411
                                                   -----------   ----------   ----------   ----------
Contract owners' equity end of period...........    28,600,889   43,130,976    5,757,577    6,864,441
                                                   ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..............................     1,109,407    1,075,957      327,117      325,876
                                                   -----------   ----------   ----------   ----------
   Units purchased..............................       116,005      153,470       38,978       54,515
   Units redeemed...............................      (211,096)    (120,020)     (52,513)     (53,274)
                                                   -----------   ----------   ----------   ----------
   Ending units.................................     1,014,316    1,109,407      313,582      327,117
                                                   ===========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          StIntStk2              TurnGVITGro
                                                   -----------------------   -------------------
Investment activity:                                  2002         2001        2002       2001
                                                   ----------   ----------   --------   --------
   Net investment income (loss).................   $   63,769      (19,820)    (1,483)    (1,295)
   Realized gain (loss) on investments..........     (794,539)    (668,197)  (118,319)  (142,465)
   Change in unrealized gain (loss)
      on investments............................      177,975      (12,561)   (25,065)    26,613
   Reinvested capital gains.....................           --       94,952         --         --
                                                   ----------   ----------   --------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     (552,795)    (605,626)  (144,867)  (117,147)
                                                   ----------   ----------   --------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      300,490      379,003     26,059     17,433
   Transfers between funds......................     (144,364)    (626,846)   112,664    263,212
   Surrenders (note 6)..........................     (170,083)     (73,457)    (1,211)      (397)
   Death benefits (note 4)......................       (7,537)      (8,282)        --         --
   Policy loans (net of repayments) (note 5)....       10,245       (5,357)       104         (5)
   Deductions for surrender charges (note 2d)...       (9,352)      (6,574)       (67)       (35)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (115,209)    (138,425)    12,255     (8,497)
   Asset charges (note 3):
      MSP contracts.............................         (766)      (1,205)      (133)      (166)
      LSFP contracts............................       (2,122)      (2,203)       (12)        --
                                                   ----------   ----------   --------   --------
         Net equity transactions................     (138,698)    (483,346)   149,659    271,545
                                                   ----------   ----------   --------   --------

Net change in contract owners' equity...........     (691,493)  (1,088,972)     4,792    154,398
Contract owners' equity beginning
   of period....................................    2,291,785    3,380,757    203,826     49,428
                                                   ----------   ----------   --------   --------
Contract owners' equity end of period...........   $1,600,292    2,291,785    208,618    203,826
                                                   ==========   ==========   ========   ========

CHANGES IN UNITS:
   Beginning units..............................      297,754      339,841     53,240      7,806
                                                   ----------   ----------   --------   --------
   Units purchased..............................       50,067       48,269     50,752     47,788
   Units redeemed...............................      (62,517)     (90,356)    (7,882)    (2,354)
                                                   ----------   ----------   --------   --------
   Ending units.................................      285,304      297,754     96,110     53,240
                                                   ==========   ==========   ========   ========

                                                          VEWrldBd              VEWrldEMkt
                                                   ---------------------   ---------------------
Investment activity:                                 2002        2001        2002        2001
                                                   ---------   ---------   ---------   ---------
   Net investment income (loss).................     (26,814)     82,397     (23,485)    (26,750)
   Realized gain (loss) on investments..........     493,528     (98,475)   (383,086)   (647,627)
   Change in unrealized gain (loss)
      on investments............................     184,996    (128,804)    111,183     690,151
   Reinvested capital gains.....................          --          --          --          --
                                                   ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     651,710    (144,882)   (295,388)     15,774
                                                   ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     260,531     148,351     704,499     490,507
   Transfers between funds......................   1,799,806     (16,738)    622,118    (331,274)
   Surrenders (note 6)..........................    (190,817)    (89,552)   (564,961)   (180,526)
   Death benefits (note 4)......................      (3,389)       (911)     (5,788)     (8,562)
   Policy loans (net of repayments) (note 5)....      (6,834)     58,063         490      28,266
   Deductions for surrender charges (note 2d)...     (10,493)     (8,014)    (31,066)    (16,156)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................    (142,406)    (94,179)   (229,103)   (186,521)
   Asset charges (note 3):
      MSP contracts.............................      (1,498)     (1,268)     (2,796)     (2,672)
      LSFP contracts............................      (1,111)       (221)     (3,167)     (2,560)
                                                   ---------   ---------   ---------   ---------
         Net equity transactions................   1,703,789      (4,469)    490,226    (209,498)
                                                   ---------   ---------   ---------   ---------

Net change in contract owners' equity...........   2,355,499    (149,351)    194,838    (193,724)
Contract owners' equity beginning
   of period....................................   2,245,571   2,394,922   3,614,378   3,808,102
                                                   ---------   ---------   ---------   ---------
Contract owners' equity end of period...........   4,601,070   2,245,571   3,809,216   3,614,378
                                                   =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units..............................     170,193     170,727     558,293     573,188
                                                   ---------   ---------   ---------   ---------
   Units purchased..............................     147,907      17,591     130,293      86,484
   Units redeemed...............................     (26,757)    (18,125)    (79,461)   (101,379)
                                                   ---------   ---------   ---------   ---------
   Ending units.................................     291,343     170,193     609,125     558,293
                                                   =========   =========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          VEWrldHAs                VKEmMkt               VKUSRealEst
                                                   ----------------------   ---------------------   ---------------------
Investment activity:                                  2002         2001        2002        2001        2002        2001
                                                   ----------   ---------   ---------   ---------   ---------   ---------
   Net investment income (loss) ................   $   (3,098)     13,329      85,212     103,553     228,325     260,668
   Realized gain (loss) on investments .........     (399,785)   (465,577)    (10,342)      2,970      66,434     499,135
   Change in unrealized gain (loss)
      on investments ...........................      176,398     (17,134)     14,386     (10,775)   (813,789)   (151,471)
   Reinvested capital gains ....................           --          --          --          --     229,276      71,668
                                                   ----------   ---------   ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     (226,485)   (469,382)     89,256      95,748    (289,754)    680,000
                                                   ----------   ---------   ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      513,130     327,399     107,703     115,651     862,806     771,202
   Transfers between funds .....................    1,395,942    (274,541)    186,450      58,296   1,889,578     801,119
   Surrenders (note 6) .........................     (230,792)   (221,290)    (77,281)    (10,839)   (978,184)   (221,091)
   Death benefits (note 4) .....................       (7,889)     (9,201)     (1,815)       (558)    (13,953)     (6,563)
   Policy loans (net of repayments) (note 5) ...      (51,043)     (6,073)    (44,874)     (2,643)    (57,356)   (125,377)
   Deductions for surrender charges (note 2d) ..      (12,691)    (19,804)     (4,250)       (970)    (53,788)    (19,786)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (210,529)   (191,766)    (59,348)    (40,159)   (550,761)   (419,054)
   Asset charges (note 3):
      MSP contracts ............................       (1,932)     (1,931)       (924)       (898)     (5,293)     (5,645)
      LSFP contracts ...........................         (892)       (644)     (2,406)     (2,146)     (4,505)     (3,546)
                                                   ----------   ---------   ---------   ---------   ---------   ---------
         Net equity transactions ...............    1,393,304    (397,851)    103,255     115,734   1,088,544     771,259
                                                   ----------   ---------   ---------   ---------   ---------   ---------

Net change in contract owners' equity ..........    1,166,819    (867,233)    192,511     211,482     798,790   1,451,259
Contract owners' equity beginning
   of period ...................................    3,298,337   4,165,570   1,275,908   1,064,426   8,867,642   7,416,383
                                                   ----------   ---------   ---------   ---------   ---------   ---------
Contract owners' equity end of period ..........   $4,465,156   3,298,337   1,468,419   1,275,908   9,666,432   8,867,642
                                                   ==========   =========   =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .............................      247,470     278,673     116,821     106,632     425,269     388,011
                                                   ----------   ---------   ---------   ---------   ---------   ---------
   Units purchased .............................      136,375      26,308      27,043      22,094     123,559      83,489
   Units redeemed ..............................      (38,355)    (57,511)    (20,175)    (11,905)    (78,988)    (46,231)
                                                   ----------   ---------   ---------   ---------   ---------   ---------
   Ending units ................................      345,490     247,470     123,689     116,821     469,840     425,269
                                                   ==========   =========   =========   =========   =========   =========

See accompanying notes to financial statements.

================================================================================

================================================================================

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                         NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                  American Century VP Balanced Fund - Class I (ACVPBal) American Century VP Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP International Fund - Class I (ACVPInt) American Century Ultra Fund - Class I (ACVPUltra)
                  American Century VP Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolios of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                  Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  * Dreyfus IP - European Equity Portfolio (DryEuroEq)
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                  (DrySRGro)

               Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                     (DryVIFGrInc)

               Portfolios of Federated Insurance Series;
                  Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio: Initial Class
                     (FidVIPOv)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service
                     Class (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                     (FidVIPCon)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial
                     Class (FidVIPGrOP)
                  Fidelity(R) VIP III - Value Strategies Portfolio: Service
                     Class (FidVIPValStS)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                  (formerly Nationwide(R) SAT);
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                     (formerly Nationwide(R) SAT Capital Appreciation Fund)
                        (GVITGrowth)
                  Gartmore GVIT ID (Investor Destinations) Aggressive Fund
                     (GVITIDAgg)
                  Gartmore GVIT ID (Investor Destinations) Conservative Fund
                     (GVITIDCon)
                  Gartmore GVIT ID (Investor Destinations) Moderate Fund
                     (GVITIDMod)
                  Gartmore GVIT ID (Investor Destinations) Moderately
                     Aggressive Fund (GVITIDModAgg)
                  Gartmore GVIT ID (Investor Destinations) Moderately
                     Conservative Fund (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Leaders Fund - Class I
                     (GVITLead)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGITech)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                  Class I (MGVITMultiSec)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                     (NBAMTLMat)
                  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Main Street Growth & Income Fund/VA - Initial
                     Class (OppMSGrInc)
                  Oppenheimer Multiple Strategies Fund/VA - Initial Class
                     (OppMultStr)

               Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund -
                  Class I (SGVITMdCpGr)

               Strong Opportunity Fund II, Inc. (StOpp2)

               Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)

               Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund -
                  Class I (TurnGVITGro)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
               UIF);

                  Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2002, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

          On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

          The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

          For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c)  Administrative Charges

          An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Contracts issued prior to April 16, 1990:
                  Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

               Contracts issued on or after April 16, 1990:
                  Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
                  Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $0.17 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For modified single premium contracts, the monthly charge is equal to an annual rate of 0.80% multiplied by the policy's cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.65% of the policy's cash value. The monthly charge is subject to a $10 minimum.

          For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 (not to exceed $0.04) per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

          For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of 0.95% during the first ten policy years, and 0.50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of 0.70% charged against the cash value of the contracts in the variable account. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of 0.50% if the cash value of the contract is greater than $25,000 and is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to 0.30%.

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 2002:

                                           Total      ACVPBal   ACVPCapAp   ACVPIncGr   ACVPInt
                                         ----------   -------   ---------   ---------   -------
     Single Premium contracts issued
        prior to April 16, 1990 ......   $    6,498        --        365          --        --
     Single Premium contracts issued
        on or after April 16, 1990 ...    1,066,165     6,788     18,641       3,886    13,963
     Multiple Payment and Flexible
        Premium contracts ............    5,201,482    29,202     87,672      22,079    78,311
                                         ----------    ------    -------      ------    ------
           Total .....................   $6,274,145    35,990    106,678      25,965    92,274
                                         ==========    ======    =======      ======    ======

                                         ACVPUltra   ACVPVal   CSGPVen   CSIntEq   CSSmCapGr
                                         ---------   -------   -------   -------   --------
     Single Premium contracts issued
        prior to April 16, 1990 ......      $ --          --       --         --        --
     Single Premium contracts issued
        on or after April 16, 1990 ...         6      20,765      702      6,468    10,937
     Multiple Payment and Flexible
        Premium contracts ............       187      67,751    7,064     37,630    86,058
                                            ----      ------    -----     ------    ------
          Total ......................      $193      88,516    7,766     44,098    96,995
                                            ====      ======    =====     ======    ======

                                         DryMidCapIx   DryEuroEq   DrySmCapIxS   DrySRGro   DryStkIx
                                         -----------   ---------   -----------   --------   --------
     Single Premium contracts issued
        prior to April 16, 1990 ......     $    --         --           --            --        127
     Single Premium contracts issued
        on or after April 16, 1990 ...       6,691         94           --         5,217     54,819
     Multiple Payment and Flexible
        Premium contracts ............      23,848        326          143        74,900    485,159
                                           -------        ---          ---        ------    -------
           Total .....................     $30,539        420          143        80,117    540,105
                                           =======        ===          ===        ======    =======

                                         DryVIFApp   DryVIFGrInc   FedQualBd   FidVIPEI   FidVIPGr
                                         ---------   -----------   ---------   --------   --------
     Single Premium contracts issued
        prior to April 16, 1990 ......    $    --           --          --        653         786
     Single Premium contracts issued
        on or after April 16, 1990 ...     11,997        1,759         251     112,834    108,647
     Multiple Payment and Flexible
        Premium contracts ............     35,870       14,448       3,726     424,404    634,626
                                          -------       ------       -----     -------    -------
           Total .....................    $47,867       16,207       3,977     537,891    744,059
                                          =======       ======       =====     =======    =======

                                         FidVIPHI   FidVIPOv   FidVIPAM   FidVIPCon   FidVIPGrOP
                                         --------   --------   --------   ---------   ----------
     Single Premium contracts issued
        prior to April 16, 1990 ......   $    201        241        154         --          51
     Single Premium contracts issued
        on or after April 16, 1990 ...     25,297     25,028     56,105     53,714       1,780
     Multiple Payment and Flexible
        Premium contracts ............     98,245     96,072    145,867    312,804      22,912
                                         --------    -------    -------    -------      ------
           Total .....................   $123,743    121,341    202,126    366,518      24,743
                                         ========    =======    =======    =======      ======

                                         FidVIPValStS   GVITEmMrkts   GVITGIFin   GVITGIHlth   GVITGITech
                                         ------------   -----------   ---------   ----------   ----------
     Single Premium contracts issued
        prior to April 16, 1990 ......       $ --             --          --          --            --
     Single Premium contracts issued
        on or after April 16, 1990 ...         84            816          90         291           240
     Multiple Payment and Flexible
        Premium contracts ............        232          3,022          55         106         1,998
                                             ----          -----          --         ---         -----
           Total .....................       $316          3,838         145         397         2,238
                                             ====          =====         ===         ===         =====

                                         GVITGlUtl   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon
                                         ---------   ---------   ----------   ---------   ---------
     Single Premium contracts issued
        prior to April 16, 1990 ......      $--           177           --        --          --
     Single Premium contracts issued
        on or after April 16, 1990 ...       50        73,009        5,894        --          --
     Multiple Payment and Flexible
        Premium contracts ............       13        94,534      109,759       965         731
                                            ---       -------      -------       ---         ---
           Total .....................      $63       167,720      115,653       965         731
                                            ===       =======      =======       ===         ===

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                         GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITMyMkt
                                         ---------   ------------   ------------   ----------   ---------
     Single Premium contracts issued
        prior to April 16, 1990 ......     $   --           --            --            --           673
     Single Premium contracts issued
        on or after April 16, 1990 ...         13           --             4           114       144,133
     Multiple Payment and Flexible
        Premium contracts ............      1,240        3,289           777           219       239,044
                                           ------        -----           ---           ---       -------
           Total .....................     $1,253        3,289           781           333       383,850
                                           ======        =====           ===           ===       =======

                                         GVITLead   GVITSmCapGr   GVITSmCapVal   GVITSmComp   GVITTotRt
                                         --------   -----------   ------------   ----------   ---------
     Single Premium contracts issued
        prior to April 16, 1990 ......     $ --           --            502             79         179
     Single Premium contracts issued
        on or after April 16, 1990 ...       97          795         22,799         11,024      29,699
     Multiple Payment and Flexible
        Premium contracts ............      358        8,210         69,886        154,996     493,332
                                           ----        -----         ------        -------     -------
           Total .....................     $455        9,005         93,187        166,099     523,210
                                           ====        =====         ======        =======     =======

                                         GVITUSGro   JanCapAp   JanGITech   JanIntGro   MGVITMultiSec
                                         ---------   --------   ---------   ---------   -------------
     Single Premium contracts issued
        prior to April 16, 1990 ......      $ --          --         --           --           --
     Single Premium contracts issued
        on or after April 16, 1990 ...        71         946      1,129        4,538          517
     Multiple Payment and Flexible
       Premium contracts .............        48      16,748      7,758       11,569        5,232
                                            ----      ------      -----       ------        -----
           Total .....................      $119      17,694      8,887       16,107        5,749
                                            ====      ======      =====       ======        =====

                                         NBAMTBal   NBAMTGro   NBAMTGuard   NBAMTLMat   NBAMTPart
                                         --------   --------   ----------   ---------   ---------
     Single Premium contracts issued
        prior to April 16, 1990 ......     $ --          417         --          203          --
     Single Premium contracts issued
        on or after April 16, 1990 ...       --       18,507        750       19,246      12,644
     Multiple Payment and Flexible
        Premium contracts ............      346      108,540     13,946       29,182     127,150
                                           ----      -------     ------       ------     -------
           Total .....................     $346      127,464     14,696       48,631     139,794
                                           ====      =======     ======       ======     =======

                                         OppAggGro   OppBdFd   OppCapAp   OppGlSec   OppMSGrInc
                                         ---------   -------   --------   --------   ----------
     Single Premium contracts issued
        prior to April 16, 1990 ......    $    --         --        246         --        --
     Single Premium contracts issued
        on or after April 16, 1990 ...        690     18,669     14,056     25,041       979
     Multiple Payment and Flexible
        Premium contracts ............     10,021     81,951     91,920    197,144     5,316
                                          -------    -------    -------    -------     -----
           Total .....................    $10,711    100,620    106,222    222,185     6,295
                                          =======    =======    =======    =======     =====

                                         OppMultStr   SGVITMdCpGr   StOpp2    StDisc2   StIntStk2
                                         ----------   -----------   -------   -------   ---------
     Single Premium contracts issued
        prior to April 16, 1990 ......    $     --          --          308        --        --
     Single Premium contracts issued
        on or after April 16, 1990 ...      23,766         763       38,303     7,782     3,129
     Multiple Payment and Flexible
        Premium contracts ............      81,102       7,390      243,071    44,421    11,672
                                          --------       -----      -------    ------    ------
           Total .....................    $104,868       8,153      281,682    52,203    14,801
                                          ========       =====      =======    ======    ======

                                         TurnGVITGro    VEWrldBd   VEWrldEMkt   VEWrldHAs   VKEmMkt
                                         -----------    --------   ----------   ---------   -------
     Single Premium contracts issued
        prior to April 16, 1990 ......      $   --           85         479          240        69
     Single Premium contracts issued
        on or after April 16, 1990 ...          87        8,017       4,616        7,523     2,252
     Multiple Payment and Flexible
        Premium contracts ............       1,396       18,712      25,790       21,651     7,305
                                            ------       ------      ------       ------     -----
           Total .....................      $1,483       26,814      30,885       29,414     9,626
                                            ======       ======      ======       ======     =====

                                         VKUSRealEst
                                         -----------
     Single Premium contracts issued
        prior to April 16, 1990 ......     $   263
     Single Premium contracts issued
        on or after April 16, 1990 ...      16,603
     Multiple Payment and Flexible
        Premium contracts ............      60,031
                                           -------
           Total .....................     $76,897
                                           =======

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $23,397,486 and $21,729,153, respectively, and total transfers from the Account to the fixed account were $42,106,553 and $31,605,235, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2002.

                                                Contract                                           Investment
                                                Expense                Unit          Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
     Modified Single Premium contracts and Last Survivor Flexible Premium contracts:

        American Century VP Balanced Fund - Class I
           2002 .............................     0.00%     41,666   $13.698528     $  570,763        2.63%       -9.56%
           2001 .............................     0.00%     46,974    15.146118        711,474        2.81%       -3.54%
           2000 .............................     0.00%     46,479    15.701900        729,809        2.45%       -2.65%
           1999 .............................     0.00%     47,439    16.129489        765,167        1.78%       10.06%
           1998 .............................     0.00%     40,224    14.655512        589,503        1.59%       15.77%

        American Century VP Capital Appreciation Fund - Class I
           2002 .............................     0.00%     84,319     8.776539        740,029        0.00%      -21.20%
           2001 .............................     0.00%    113,954    11.137742      1,269,190        0.00%      -28.07%
           2000 .............................     0.00%    136,380    15.483078      2,111,582        0.00%        9.03%
           1999 .............................     0.00%     67,671    14.200282        960,947        0.00%       64.52%
           1998 .............................     0.00%     56,709     8.631172        489,465        0.00%       -2.16%

        American Century VP Income & Growth Fund - Class I
           2002 .............................     0.00%     52,727     8.513147        448,873        1.10%      -19.37%
           2001 .............................     0.00%     53,217    10.558315        561,882        0.81%       -8.35%
           2000 .............................     0.00%     51,494    11.520561        593,240        0.55%      -10.62%
           1999 .............................     0.00%     90,023    12.888778      1,160,286        0.02%       18.02%
           1998 .............................     0.00%     49,568    10.920877        541,326        0.94%        9.21% 5/1/98

        American Century VP International Fund - Class I
           2002 .............................     0.00%    108,743    11.680067      1,270,126        0.79%      -20.37%
           2001 .............................     0.00%    111,542    14.668200      1,636,120        0.09%      -29.17%
           2000 .............................     0.00%    143,626    20.710054      2,974,502        0.14%      -16.83%
           1999 .............................     0.00%    120,278    24.899615      2,994,876        0.00%       64.04%
           1998 .............................     0.00%    109,633    15.178805      1,664,098        0.48%       18.76%

        American Century VP Ultra Fund - Class I
           2002 .............................     0.00%      2,062     8.038471         16,575        0.46%      -19.62% 5/1/02

        American Century VP Value Fund - Class I
           2002 .............................     0.00%    105,282    15.482416      1,630,020        0.90%      -12.62%
           2001 .............................     0.00%     98,909    17.718442      1,752,513        0.95%       12.82%
           2000 .............................     0.00%     53,790    15.704757        844,759        0.73%       18.14%
           1999 .............................     0.00%     42,323    13.293167        562,607        0.93%       -0.85%
           1998 .............................     0.00%     39,670    13.407134        531,861        0.64%        4.81%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .............................     0.00%     11,260     7.643060         86,061        0.00%      -34.16%
           2001 .............................     0.00%     12,080    11.607891        140,223        0.00%      -28.63%
           2000 .............................     0.00%     19,402    16.265390        315,581        0.00%      -18.94%
           1999 .............................     0.00%     14,680    20.065541        294,562        0.00%       63.50%
           1998 .............................     0.00%      4,122    12.272697         50,588        0.00%        6.51%

                                                Contract                                           Investment
                                                Expense                Unit          Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - International Focus Portfolio
           2002 .............................     0.00%    115,124   $ 7.241185    $   833,634        0.00%      -19.90%
           2001 .............................     0.00%    120,573     9.040640      1,090,057        0.00%      -22.27%
           2000 .............................     0.00%    119,996    11.631433      1,395,725        0.45%      -25.90%
           1999 .............................     0.00%    142,042    15.696053      2,229,499        0.93%       53.43%
           1998 .............................     0.00%    132,142    10.230064      1,351,821        0.52%        5.35%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002 .............................     0.00%    132,124     8.514305      1,124,944        0.00%      -33.69%
           2001 .............................     0.00%    185,522    12.840185      2,382,137        0.00%      -16.01%
           2000 .............................     0.00%    212,377    15.287247      3,246,660        0.00%      -18.11%
           1999 .............................     0.00%    154,684    18.668523      2,887,722        0.00%       69.08%
           1998 .............................     0.00%    131,376    11.041376      1,450,572        0.00%       -2.85%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .............................     0.00%     57,522     8.791459        505,702        0.42%      -15.30%
           2001 .............................     0.00%     37,983    10.379883        394,259        0.54%       -1.30%
           2000 .............................     0.00%     15,903    10.517026        167,252        0.56%        5.17% 5/1/00

        Dreyfus IP - European Equity Portfolio
           2001 .............................     0.00%        133     6.722485            894        0.84%      -28.13%
           2000 .............................     0.00%      2,553     9.353456         23,879        0.42%       -9.65%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 .............................     0.00%      4,411      7.67524         33,855        0.27%      -23.25% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002 .............................     0.00%     57,964    11.828136        685,606        0.21%      -28.94%
           2001 .............................     0.00%     72,096    16.646416      1,200,140        0.06%      -22.57%
           2000 .............................     0.00%     87,987    21.499776      1,891,701        0.81%      -11.03%
           1999 .............................     0.00%     72,077    24.166067      1,741,818        0.02%       30.08%
           1998 .............................     0.00%     59,391    18.577940      1,103,362        0.19%       29.38%

        Dreyfus Stock Index Fund
           2002 .............................     0.00%    584,757    14.572787      8,521,539        1.31%      -22.36%
           2001 .............................     0.00%    599,693    18.770165     11,256,337        1.06%      -12.18%
           2000 .............................     0.00%    591,538    21.373424     12,643,192        0.96%       -9.28%
           1999 .............................     0.00%    619,532    23.560156     14,596,271        1.11%       20.60%
           1998 .............................     0.00%    451,985    19.535151      8,829,595        1.37%       28.21%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .............................     0.00%     76,442    11.167894        853,696        1.14%      -16.71%
           2001 .............................     0.00%     81,387    13.409044      1,091,322        0.84%       -9.31%
           2000 .............................     0.00%     68,662    14.785375      1,015,193        0.63%       -0.65%
           1999 .............................     0.00%     54,118    14.882433        805,408        0.70%       11.46%
           1998 .............................     0.00%     32,649    13.352746        435,954        0.97%       30.22%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2002 .............................     0.00%     42,290    10.263905        434,061        0.60%      -25.33%
           2001 .............................     0.00%     42,969    13.745232        590,619        0.50%       -5.85%
           2000 .............................     0.00%     50,580    14.598583        738,396        0.61%       -3.78%
           1999 .............................     0.00%     42,510    15.172345        644,976        0.65%       16.88%
           1998 .............................     0.00%     33,423    12.980656        433,852        1.05%       11.81%

        Federated Quality Bond Fund II - Primary Shares
           2002 .............................     0.00%     11,620    10.782678        125,295        0.00%        7.83% 5/1/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 .............................     0.00%    407,426   $14.041601     $ 5,720,913       1.77%      -16.95%
           2001 .............................     0.00%    431,008    16.906669       7,286,910       1.70%       -4.96%
           2000 .............................     0.00%    410,082    17.788146       7,294,598       1.65%        8.42%
           1999 .............................     0.00%    442,948    16.406894       7,267,401       1.45%        6.33%
           1998 .............................     0.00%    424,796    15.430209       6,554,691       1.30%       11.63%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002 .............................     0.00%    408,322    12.670716       5,173,732       0.25%      -30.10%
           2001 .............................     0.00%    464,650    18.128151       8,423,245       0.08%      -17.65%
           2000 .............................     0.00%    494,090    22.013206      10,876,505       0.12%      -10.98%
           1999 .............................     0.00%    462,592    24.728511      11,439,211       0.15%       37.44%
           1998 .............................     0.00%    312,967    17.992701       5,631,122       0.41%       39.49%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002 .............................     0.00%    277,242     9.334381       2,587,882       9.29%        3.44%
           2001 .............................     0.00%    268,872     9.023656       2,426,208      13.67%      -11.73%
           2000 .............................     0.00%    251,453    10.222956       2,570,593       7.66%      -22.47%
           1999 .............................     0.00%    301,341    13.186454       3,973,619       9.63%        8.15%
           1998 .............................     0.00%    328,441    12.192188       4,004,414       7.35%       -4.33%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002 .............................     0.00%    100,989     9.729244         982,547       0.83%      -20.28%
           2001 .............................     0.00%    100,976    12.204145       1,232,326       5.37%      -21.17%
           2000 .............................     0.00%    109,074    15.480896       1,688,563       1.56%      -19.11%
           1999 .............................     0.00%    121,065    19.137888       2,316,928       1.25%       42.63%
           1998 .............................     0.00%     94,348    13.418281       1,265,988       1.80%       12.75%

        Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class
           2002 .............................     0.00%     87,642    14.294216       1,252,774       3.98%       -8.73%
           2001 .............................     0.00%     97,209    15.661062       1,522,396       4.21%       -4.09%
           2000 .............................     0.00%     97,054    16.328861       1,584,781       3.30%       -3.93%
           1999 .............................     0.00%     98,987    16.996678       1,682,450       3.18%       11.09%
           1998 .............................     0.00%     96,546    15.299714       1,477,126       2.96%       15.05%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002 .............................     0.00%    278,231    16.754926       4,661,740       0.85%       -9.35%
           2001 .............................     0.00%    310,919    18.482808       5,746,656       0.78%      -12.24%
           2000 .............................     0.00%    339,730    21.061590       7,155,254       0.36%       -6.62%
           1999 .............................     0.00%    334,798    22.555449       7,551,519       0.43%       24.25%
           1998 .............................     0.00%    294,323    18.152724       5,342,764       0.53%       29.98%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002 .............................     0.00%     51,868     7.927585         411,188       1.07%      -21.84%
           2001 .............................     0.00%     59,212    10.143319         600,606       0.38%      -14.42%
           2000 .............................     0.00%     67,837    11.852480         804,037       1.30%      -17.07%
           1999 .............................     0.00%     67,209    14.291602         960,524       0.94%        4.27%
           1998 .............................     0.00%     54,891    13.706120         752,343       0.58%       24.61%

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002 .............................     0.00%        843     7.509507           6,331       0.00%      -24.90% 5/1/02

                                                Contract                                           Investment
                                                Expense                 Unit          Contract       Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Emerging Markets Fund - Class I
           2002 .............................     0.00%      7,501   $ 7.002885     $    52,529       0.17%      -15.23%
           2001 .............................     0.00%     27,272     8.260926         225,292       0.52%       -5.18%

        Gartmore GVIT Global Financial Services Fund - Class I
           2002 .............................     0.00%        289     8.663891           2,504       0.08%      -13.36% 5/1/02

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002 .............................     0.00%      1,753     8.340128          14,620       0.00%      -16.60% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 .............................     0.00%     11,606     1.972253          22,890       0.59%      -42.78%
           2001 .............................     0.00%      2,536     3.446837           8,741       0.00%      -42.72%
           2000 .............................     0.00%      2,596     6.017639          15,622       0.00%      -39.82% 10/2/00

        Gartmore GVIT Global Utilities Fund - Class I
           2002 .............................     0.00%        250     8.683837           2,171       0.54%      -13.16% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 .............................     0.00%    215,754    16.685161       3,599,890       4.42%       10.98%
           2001 .............................     0.00%    192,314    15.033937       2,891,237       5.12%        7.25%
           2000 .............................     0.00%    147,694    14.017108       2,070,243       5.25%       12.54%
           1999 .............................     0.00%    146,891    12.455412       1,829,588       5.74%       -2.35%
           1998 .............................     0.00%    100,956    12.754801       1,287,674       5.51%        8.91%

        Gartmore GVIT Growth Fund - Class I
           2002 .............................     0.00%    160,573     7.964177       1,278,832       0.00%      -28.72%
           2001 .............................     0.00%    169,484    11.173143       1,893,669       0.00%      -28.13%
           2000 .............................     0.00%    202,780    15.547089       3,152,639       0.18%      -26.53%
           1999 .............................     0.00%    234,699    21.161942       4,966,687       0.66%        4.28%
           1998 .............................     0.00%    207,778    20.293858       4,216,617       0.78%       29.96%

        Gartmore GVIT ID Conservative Fund
           2002 .............................     0.00%     10,505    10.050418         105,580       2.80%        0.50% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2002 .............................     0.00%     14,854     9.140249         135,769       1.72%       -8.60% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2002 .............................     0.00%     14,728     8.687687         127,952       1.55%      -13.12% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2002 .............................     0.00%      9,155     9.642427          88,276       2.35%       -3.58% 1/25/02

        Gartmore GVIT Money Market Fund - Class I
           2002 .............................     0.00%    611,041    13.354620       8,160,220       1.26%        1.21%
           2001 .............................     0.00%    752,971    13.194770       9,935,279       3.57%        3.60%
           2000 .............................     0.00%    690,357    12.735851       8,792,284       5.53%        6.03%
           1999 .............................     0.00%    710,620    12.011954       8,535,935       5.04%        4.85%
           1998 .............................     0.00%    904,630    11.456534      10,363,924       5.48%        5.27%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 .............................     0.00%        837     8.452459           7,075       1.18%      -15.48% 5/1/02

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .............................     0.00%     39,937     4.829491         192,875       0.00%      -33.29%
           2001 .............................     0.00%     28,981     7.239237         209,800       0.00%      -10.84%
           2000 .............................     0.00%      5,428     8.119138          44,071       0.00%      -18.81% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .............................     0.00%    156,777   $11.427654     $1,791,593        0.01%       -27.16%
           2001 .............................     0.00%    145,093    15.689204      2,276,394        0.03%        28.28%
           2000 .............................     0.00%     92,343    12.230652      1,129,415        0.00%        11.20%
           1999 .............................     0.00%     86,677    10.998838        953,346        0.00%        27.84%
           1998 .............................     0.00%     18,425     8.603810        158,525        0.00%       -13.96% 5/1/98

        Gartmore GVIT Small Company Fund - Class I
           2002 .............................     0.00%    161,607    15.090443      2,438,721        0.00%       -17.33%
           2001 .............................     0.00%    171,105    18.253468      3,123,260        0.10%        -6.70%
           2000 .............................     0.00%    232,635    19.565011      4,551,506        0.03%         8.90%
           1999 .............................     0.00%    210,131    17.966399      3,775,297        0.00%        44.02%
           1998 .............................     0.00%    170,740    12.475012      2,129,984        0.00%         1.01%

        Gartmore GVIT Total Return Fund - Class I
           2002 .............................     0.00%    343,472    13.342709      4,582,847        0.85%       -17.35%
           2001 .............................     0.00%    370,050    16.144226      5,974,171        0.74%       -11.82%
           2000 .............................     0.00%    383,717    18.308017      7,025,097        0.63%        -2.12%
           1999 .............................     0.00%    408,867    18.704720      7,647,743        0.65%         6.94%
           1998 .............................     0.00%    377,762    17.490359      6,607,193        1.06%        18.07%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2002 .............................     0.00%      1,992     8.226323         16,387        0.00%       -17.74% 5/1/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .............................     0.00%     58,881     5.213836        306,996        0.30%       -15.93%
           2001 .............................     0.00%     62,604     6.201616        388,246        0.91%       -21.83%
           2000 .............................     0.00%     54,056     7.933369        428,846        1.33%       -30.82% 5/1/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .............................     0.00%     54,722     2.510001        137,352        0.00%       -40.93%
           2001 .............................     0.00%     58,616     4.249300        249,077        0.56%       -37.31%
           2000 .............................     0.00%     51,067     6.778794        346,173        1.21%       -20.67% 5/1/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .............................     0.00%     43,393     4.520472        196,157        0.67%       -25.76%
           2001 .............................     0.00%     37,721     6.088787        229,675        0.70%       -23.43%
           2000 .............................     0.00%     28,662     7.951801        227,915        6.25%       -20.48% 5/1/00

         MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .............................     0.00%     12,174    11.720231        142,682        4.53%         7.21%
           2001 .............................     0.00%      2,363    10.932334         25,833        8.29%         4.19%
           2000 .............................     0.00%      3,146    10.492823         33,010        8.52%         4.93% 5/1/00

        Neuberger Berman AMT - Growth Portfolio
           2002 .............................     0.00%     91,607     9.369018        858,268        0.00%       -31.16%
           2001 .............................     0.00%    194,831    13.610476      2,651,743        0.00%       -30.36%
           2000 .............................     0.00%    165,377    19.543829      3,232,100        0.00%       -11.66%
           1999 .............................     0.00%    101,415    22.122463      2,243,550        0.00%        50.40%
           1998 .............................     0.00%     95,390    14.709510      1,403,140        0.00%        15.53%

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Guardian Portfolio
           2002 .............................     0.00%     40,952   $ 7.884759     $  322,897        0.80%       -26.45%
           2001 .............................     0.00%     42,795    10.719948        458,760        0.47%        -1.51%
           2000 .............................     0.00%     31,192    10.883981        339,493        0.59%         1.13%
           1999 .............................     0.00%     28,718    10.762335        309,073        0.29%        14.93%
           1998 .............................     0.00%     15,552     9.364011        145,629        0.00%        -6.36% 5/1/98

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 .............................     0.00%     78,261    14.496454      1,134,507        4.91%         5.34%
           2001 .............................     0.00%     53,267    13.761786        733,049        5.78%         8.78%
           2000 .............................     0.00%     48,744    12.650873        616,654        6.96%         6.78%
           1999 .............................     0.00%     73,941    11.847132        875,989        5.57%         1.48%
           1998 .............................     0.00%     72,201    11.674617        842,919        6.70%         4.39%

        Neuberger Berman AMT - Partners Portfolio
           2002 .............................     0.00%    211,641    12.510433      2,647,721        0.53%       -24.14%
           2001 .............................     0.00%    214,234    16.491924      3,533,131        0.38%        -2.83%
           2000 .............................     0.00%    218,683    16.971642      3,711,410        0.79%         0.07%
           1999 .............................     0.00%    229,651    16.853460      3,870,414        1.20%         7.37%
           1998 .............................     0.00%    241,826    15.696640      3,795,856        0.39%         4.21%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .............................     0.00%     11,406     3.883303         44,293        0.65%       -27.79%
           2001 .............................     0.00%     27,049     5.377832        145,465        0.87%       -31.27%
           2000 .............................     0.00%     29,380     7.824211        229,875        0.00%       -21.76% 5/1/00

        Oppenheimer Bond Fund/VA - Initial Class
           2002 .............................     0.00%    126,813    15.258399      1,934,963        7.25%         9.08%
           2001 .............................     0.00%    120,742    13.988352      1,688,982        7.04%         7.79%
           2000 .............................     0.00%    108,962    12.977817      1,414,089        7.66%         6.10%
           1999 .............................     0.00%    101,438    12.232154      1,240,805        4.68%        -1.52%
           1998 .............................     0.00%     90,724    12.420731      1,126,858        1.67%         6.80%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .............................     0.00%     90,095    11.756809      1,059,230        0.64%       -26.86%
           2001 .............................     0.00%    116,791    16.074008      1,877,299        0.64%       -12.58%
           2000 .............................     0.00%    115,080    18.386180      2,115,882        0.12%        -0.23%
           1999 .............................     0.00%     83,414    18.428739      1,537,215        0.17%        41.66%
           1998 .............................     0.00%     98,891    13.009524      1,286,525        0.28%        24.00%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .............................     0.00%    106,692    17.263833      1,841,913        0.56%       -22.13%
           2001 .............................     0.00%    111,537    22.171331      2,472,924        0.69%       -12.04%
           2000 .............................     0.00%    119,169    25.205074      3,003,663        0.27%         5.09%
           1999 .............................     0.00%     94,622    23.984739      2,269,484        0.92%        58.48%
           1998 .............................     0.00%     89,467    15.133929      1,353,987        2.07%        14.10%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .............................     0.00%     30,456     6.605587        201,180        0.65%       -18.80%
           2001 .............................     0.00%     21,240     8.134641        172,780        0.41%       -10.16%
           2000 .............................     0.00%     10,745     9.054521         97,291        0.00%        -9.45% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 .............................     0.00%     82,462   $14.902681     $1,228,905        3.60%      -10.40%
           2001 .............................     0.00%     84,920    16.632670      1,412,446        3.96%        2.22%
           2000 .............................     0.00%     82,390    16.271709      1,340,626        4.57%        6.44%
           1999 .............................     0.00%     80,822    15.287602      1,235,575        3.30%       11.80%
           1998 .............................     0.00%     90,548    13.674340      1,238,184        0.88%        6.65%

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 .............................     0.00%     49,103     3.578034        175,692        0.00%      -37.01%
           2001 .............................     0.00%     15,083     5.680754         85,683        0.00%      -30.31%
           2000 .............................     0.00%     15,341     8.151094        125,046        0.00%      -18.49% 5/1/00

        Strong Opportunity Fund II, Inc.
           2002 .............................     0.00%     98,264    15.542573      1,527,275        0.38%      -26.82%
           2001 .............................     0.00%    103,859    21.238327      2,205,791        0.59%       -3.70%
           2000 .............................     0.00%     96,471    22.004768      2,122,822        0.00%        6.60%
           1999 .............................     0.00%     85,543    20.690172      1,769,899        0.00%       34.91%
           1998 .............................     0.00%     85,559    15.336685      1,312,191        0.25%       13.54%

        Strong VIF - Strong Discovery Fund II
           2002 .............................     0.00%     20,094    11.864827        238,412        0.00%      -12.02%
           2001 .............................     0.00%     22,035    13.485135        297,145        0.72%        4.08%
           2000 .............................     0.00%     25,155    12.955970        325,907        0.00%        4.39%
           1999 .............................     0.00%     19,763    12.410693        245,273        0.00%        5.09%
           1998 .............................     0.00%     20,724    11.809640        244,743        0.00%        7.26%

        Strong VIF - Strong International Stock Fund II
           2002 .............................     0.00%     57,275     5.361165        307,061        4.04%      -26.54%
           2001 .............................     0.00%     55,640     7.298468        406,087        0.00%      -22.14%
           2000 .............................     0.00%     51,648     9.373600        484,128        0.00%      -39.52%
           1999 .............................     0.00%     91,170    15.499580      1,413,097        0.17%       87.20%
           1998 .............................     0.00%     36,980     8.279751        306,185        1.14%       -4.78%

        Turner GVIT Growth Focus Fund - Class I
           2002 .............................     0.00%      5,450     2.210411         12,047        0.00%      -42.86%

        Van Eck WIT - Worldwide Bond Fund
           2002 .............................     0.00%     39,706    13.162611        522,635        0.00%       21.66%
           2001 .............................     0.00%     15,977    10.819530        172,864        4.39%       -5.10%
           2000 .............................     0.00%     15,146    11.400381        172,670        4.90%        1.87%
           1999 .............................     0.00%     16,613    11.191476        185,924        4.31%       -7.82%
           1998 .............................     0.00%     21,531    12.141253        261,413        0.79%       12.75%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .............................     0.00%     99,351     6.515847        647,356        0.20%       -2.90%
           2001 .............................     0.00%     79,757     6.710492        535,209        0.00%       -1.81%
           2000 .............................     0.00%     91,301     6.834145        623,964        0.00%      -41.87%
           1999 .............................     0.00%    175,122    11.755719      2,058,685        0.00%      100.28%
           1998 .............................     0.00%     41,962     5.869611        246,301        0.95%      -34.13%

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .............................     0.00%     40,828   $ 8.006062     $  326,871        0.68%       -2.83%
           2001 .............................     0.00%     32,526     8.239575        268,000        1.21%      -10.44%
           2000 .............................     0.00%     35,253     9.200485        324,345        1.12%       11.40%
           1999 .............................     0.00%     38,783     8.258894        320,305        1.47%       21.00%
           1998 .............................     0.00%     21,804     6.825397        148,821        0.69%      -30.97%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .............................     0.00%     36,681    12.250737        449,369        6.91%        9.22%
           2001 .............................     0.00%     33,534    11.216363        376,130        9.40%       10.10%
           2000 .............................     0.00%     33,493    10.187412        341,207       12.32%       11.39%
           1999 .............................     0.00%     25,999     9.146001        237,787       16.19%       29.37%
           1998 .............................     0.00%      6,444     7.069376         45,555       12.80%      -28.38%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 .............................     0.00%     52,407    19.795314      1,037,413        3.29%       -0.79%
           2001 .............................     0.00%     58,299    19.952330      1,163,201        3.98%        9.84%
           2000 .............................     0.00%     57,529    18.164582      1,044,990        8.22%       28.06%
           1999 .............................     0.00%     53,125    14.184757        753,565        6.87%       -3.37%
           1998 .............................     0.00%     58,853    14.679798        863,950        0.17%      -11.62%

     Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter):

        American Century VP Balanced Fund - Class I
           2002 .............................     0.50%      2,665    17.589248         46,875        2.63%      -10.01%

        American Century VP Capital Appreciation Fund - Class I
           2002 .............................     0.50%     13,972    22.346236        312,222        0.00%      -21.59%
           2001 .............................     0.50%      2,922    28.500613         83,279        0.00%      -28.43%
           2000 .............................     0.50%      7,428    39.820221        295,785        0.00%        8.49%
           1999 .............................     0.50%      6,108    36.406768        222,373        0.00%       63.70%
           1998 .............................     0.50%      6,437    22.339504        143,799        0.00%       -2.73%

        American Century VP Income & Growth Fund - Class I
           2002 .............................     0.50%      7,837     8.316655         65,178        1.10%      -19.77%

        American Century VP International Fund - Class I
           2002 .............................     0.50%      5,091    12.398163         63,119        0.79%      -20.77%
           2000 .............................     0.50%      2,453    22.205291         54,470        0.14%      -17.24%
           1999 .............................     0.50%      2,459    26.614141         65,444        0.00%       63.23%

        American Century VP Value Fund - Class I
           2002 .............................     0.50%     13,026    14.941112        194,623        0.90%      -13.06%
           2000 .............................     0.50%        118    15.308543          1,806        0.73%       17.56%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .............................     0.50%      1,728     7.375606         12,745        0.00%      -34.49%
           2000 .............................     0.50%      4,740    15.854894         75,152        0.00%      -19.34%

        Credit Suisse Trust - International Focus Portfolio
           2002 .............................     0.50%      2,769     8.184926         22,664        0.00%      -20.30%
           1998 .............................     0.50%      1,777    11.754581         20,888        0.52%        4.73%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002 .............................     0.50%      6,039    11.748025         70,946        0.00%      -34.02%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                          Investment
                                                Expense                Unit         Contract        Income       Total
                                                 Rate*      Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .............................     0.50%     7,249   $ 8.674888     $   62,884        0.42%      -15.73%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 .............................     0.50%     4,866     7.649570         37,223        0.27%      -23.50% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002 .............................     0.50%       876    17.600806         15,418        0.21%      -29.30%
           1999 .............................     0.50%     1,699    36.209915         61,521        0.02%       29.43%

        Dreyfus Stock Index Fund
           2002 .............................     0.50%    26,741    20.453144        546,938        1.31%      -22.75%
           2001 .............................     0.50%     1,122    26.476528         29,707        1.06%      -12.62%
           2000 .............................     0.50%     6,384    30.300792        193,440        0.96%       -9.73%
           1999 .............................     0.50%    16,208    33.296352        539,667        1.11%       20.00%
           1998 .............................     0.50%    14,798    27.871347        412,440        1.37%       27.46%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .............................     0.50%     7,627    10.834553         82,635        1.14%      -17.13%
           1999 .............................     0.50%       868    14.538186         12,619        0.70%       10.90%
           1998 .............................     0.50%       876    13.168334         11,535        0.97%       28.99%

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 .............................     0.50%    25,078    37.500399        940,435        1.77%      -17.36%
           2001 .............................     0.50%     3,200    45.378727        145,212        1.70%       -5.43%
           2000 .............................     0.50%     5,076    47.985530        243,575        1.65%        7.88%
           1999 .............................     0.50%     5,082    44.120448        224,220        1.45%        5.80%
           1998 .............................     0.50%     6,566    41.890019        275,050        1.30%       10.97%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002 .............................     0.50%    39,628    40.250246      1,595,037        0.25%      -30.45%
           2001 .............................     0.50%     3,370    57.875878        195,042        0.08%      -18.06%
           2000 .............................     0.50%     4,686    70.634432        330,993        0.12%      -11.42%
           1999 .............................     0.50%     3,009    79.099308        238,010        0.15%       36.75%
           1998 .............................     0.50%     4,551    58.102055        264,422        0.41%       38.67%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002 .............................     0.50%     2,722    20.375870         55,463        9.29%        2.93%
           2001 .............................     0.50%     1,784    19.796324         35,317       13.67%      -12.17%
           2000 .............................     0.50%     1,862    22.540543         41,970        7.66%      -22.86%
           1999 .............................     0.50%     2,115    28.983767         61,301        9.63%        7.62%
           1998 .............................     0.50%     3,510    27.054068         94,960        7.35%       -4.89%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002 .............................     0.50%    16,114    17.300971        278,788        0.83%      -20.68%
           2001 .............................     0.50%     2,274    21.810922         49,598        5.37%      -21.56%
           2000 .............................     0.50%     2,500    27.806776         69,517        1.56%      -19.51%
           1999 .............................     0.50%     4,084    34.268141        139,951        1.25%       41.92%
           1998 .............................     0.50%     4,966    24.255551        120,453        1.80%       12.09%

                                                Contract                                          Investment
                                                Expense                Unit         Contract        Income       Total
                                                 Rate*      Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class
           2002 .............................     0.50%     7,255   $25.693764      $186,408         3.98%       -9.18%
           2001 .............................     0.50%     1,169    28.291882        33,073         4.21%       -4.57%
           2000 .............................     0.50%     1,178    29.647039        34,924         3.30%       -4.41%
           1999 .............................     0.50%     1,185    30.762893        36,454         3.18%       10.54%
           1998 .............................     0.50%     1,193    27.955691        33,351         2.96%       14.38%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002 .............................     0.50%    11,284    19.157346       216,171         0.85%       -9.80%
           1999 .............................     0.50%       677    25.968332        17,581         0.43%       23.63%
           1998 .............................     0.50%       684    21.098746        14,432         0.53%       29.22%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002 .............................     0.50%     3,061     7.690844        23,542         1.07%      -22.23%
           2001 .............................     0.50%     1,210     9.889817        11,967         0.38%      -14.85%
           2000 .............................     0.50%     1,231    11.614608        14,298         1.30%      -17.48%
           1999 .............................     0.50%     1,477    13.960952        20,620         0.94%        3.75%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 .............................     0.50%     2,129     1.950112         4,152         0.59%      -43.07%

        Gartmore GVIT Government Bond Fund - Class I
           2002 .............................     0.50%    10,251    29.923916       306,750         4.42%       10.43%
           2001 .............................     0.50%     1,291    27.097613        34,983         5.12%        6.72%
           2000 .............................     0.50%     1,707    25.392104        43,344         5.25%       11.98%
           1999 .............................     0.50%     1,747    22.492327        39,294         5.74%       -2.83%
           1998 .............................     0.50%     1,481    23.252862        34,437         5.51%        8.27%

        Gartmore GVIT Growth Fund - Class I
           2002 .............................     0.50%    10,305    12.105122       124,743         0.00%      -29.08%
           1999 .............................     0.50%     1,979    32.388538        64,097         0.66%        3.76%
           1998 .............................     0.50%     2,354    31.356408        73,813         0.78%       29.20%

        Gartmore GVIT Money Market Fund - Class I
           2002 .............................     0.50%    12,207    18.546928       226,402         1.26%        0.71%
           2001 .............................     0.50%     7,295    18.417013       134,352         3.57%        3.08%
           2000 .............................     0.50%    12,856    17.866283       229,689         5.53%        5.50%
           1999 .............................     0.50%    16,350    16.794246       274,586         5.04%        4.32%
           1998 .............................     0.50%     9,477    16.171326       153,256         5.48%        4.67%

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .............................     0.50%     4,939    11.163801        55,138         0.01%      -27.53%
           2001 .............................     0.50%    16,203    15.403979       249,591         0.03%       27.63%
           2000 .............................     0.50%     5,781    12.068870        69,770         0.00%       10.65%
           1999 .............................     0.50%     2,201    10.825871        23,828         0.00%       27.20%

        Gartmore GVIT Small Company Fund - Class I
           2002 .............................     0.50%    13,072    19.224829       251,307         0.00%      -17.74%
           2001 .............................     0.50%       749    23.371178        17,505         0.10%       -7.17%
           2000 .............................     0.50%       762    25.176901        19,185         0.03%        8.36%
           1999 .............................     0.50%       913    23.047417        21,042         0.00%       43.30%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                          Investment
                                                Expense                Unit         Contract        Income       Total
                                                  Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
        Gartmore GVIT Total Return Fund - Class I
           2002 .............................     0.50%     3,981   $30.065207      $119,690         0.85%       -17.77%
           2001 .............................     0.50%     1,162    36.560512        42,483         0.74%       -12.26%
           2000 .............................     0.50%     1,319    41.669957        54,963         0.63%        -2.61%
           1999 .............................     0.50%     4,738    42.439374       201,078         0.65%         6.41%
           1998 .............................     0.50%     4,462    40.062865       178,761         1.06%        17.38%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .............................     0.50%    12,685     5.144661        65,260         0.30%       -16.35%

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .............................     0.50%     3,149     2.476639         7,799         0.00%       -41.23%

        Janus AS - International Growth Portfolio - Service Shares
           2002 .............................     0.50%    12,584     4.460490        56,131         0.67%       -26.13%

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .............................     0.50%       360    11.565028         4,163         4.53%         6.67%
           2000 .............................     0.50%       259    10.458203         2,709         8.52%         4.58% 5/1/00

        Neuberger Berman AMT - Growth Portfolio
           2002 .............................     0.50%     5,671    22.757505       129,058         0.00%       -31.51%
           2001 .............................     0.50%     3,126    33.226236       103,865         0.00%       -30.71%
           2000 .............................     0.50%     3,192    47.952407       153,064         0.00%       -12.09%
           1999 .............................     0.50%     3,041    54.109841       164,548         0.00%        49.65%
           1998 .............................     0.50%     4,910    36.321304       178,338         0.00%        14.85%

        Neuberger Berman AMT - Guardian Portfolio
           2002 .............................     0.50%       870     7.702769         6,701         0.80%       -26.82%
           1999 .............................     0.50%       561    10.593122         5,943         0.29%        14.36%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 .............................     0.50%     4,156    21.947749        91,215         4.91%         4.81%
           2001 .............................     0.50%     2,817    20.939856        58,988         5.78%         8.24%
           2000 .............................     0.50%     6,082    19.346478       117,665         7.15%         6.25%
           1999 .............................     0.50%     5,986    18.060558       108,111         5.69%         0.97%
           1998 .............................     0.50%     5,842    17.967444       104,966         6.83%         3.78%

        Neuberger Berman AMT - Partners Portfolio
           2002 .............................     0.50%     7,065    18.314930       129,395         0.53%       -24.52%
           2000 .............................     0.50%        72    25.096849         1,807         0.69%         0.20%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .............................     0.50%     2,385     3.831748         9,139         0.65%       -28.15%

        Oppenheimer Bond Fund/VA - Initial Class
           2002 .............................     0.50%       379    23.529109         8,918         7.25%         8.54%
           2001 .............................     0.50%        47    21.678723         1,019         7.04%         7.25%
           2000 .............................     0.50%        51    20.213946         1,031         7.66%         5.57%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .............................     0.50%     9,164    11.405697       104,522         0.64%       -27.22%
           2001 .............................     0.50%     8,487    15.672302       133,011         0.64%       -13.02%
           2000 .............................     0.50%     6,917    18.017261       124,625         0.12%        -0.73%

                                                Contract                                          Investment
                                                Expense                Unit         Contract        Income       Total
                                                  Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .............................     0.50%     4,420   $20.644823      $ 91,250         0.56%       -22.52%
           2000 .............................     0.50%     2,118    30.445645        64,484         0.27%         4.57%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .............................     0.50%     3,493     6.518000        22,767         0.65%       -19.20%

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 .............................     0.50%     9,549    25.070852       239,402         3.60%       -10.85%

        Strong Opportunity Fund II, Inc.
           2002 .............................     0.50%    10,474    29.855056       312,702         0.38%       -27.18%
           2001 .............................     0.50%     3,831    41.000669       157,074         0.59%        -4.19%
           2000 .............................     0.50%       447    42.694690        19,085         0.00%         6.07%
           1999 .............................     0.50%       450    40.018322        18,008         0.00%        34.23%
           1998 .............................     0.50%       452    29.946506        13,536         0.25%        12.88%

        Strong VIF - Strong Discovery Fund II
           2002 .............................     0.50%     2,071    19.001713        39,353         0.00%       -12.45%

        Strong VIF - Strong International Stock Fund II
           2002 .............................     0.50%       392     5.758212         2,257         4.04%       -26.91%

        Van Eck WIT - Worldwide Bond Fund
           2002 .............................     0.50%     4,159    17.737696        73,771         0.00%        21.05%
           2001 .............................     0.50%     1,086    14.653212        15,913         4.39%        -5.57%
           2000 .............................     0.50%     1,105    15.517699        17,147         4.90%         1.36%
           1999 .............................     0.50%     1,325    15.185599        20,121         4.31%        -8.28%
           1998 .............................     0.50%       264    16.631673         4,391         0.79%        12.09%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .............................     0.50%    32,774     6.287778       206,076         0.20%        -3.39%
           2000 .............................     0.50%       407     6.661531         2,711         0.00%       -42.15%
           1999 .............................     0.50%     6,267    11.423096        71,589         0.00%        99.29%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .............................     0.50%     7,750    11.537923        89,419         0.68%        -3.32%
           2001 .............................     0.50%         4    11.933986            48         1.21%       -10.89%
           2000 .............................     0.50%         5    13.393001            67         1.12%        10.85%
           1999 .............................     0.50%        10    11.984540           120         1.47%        20.40%
           1998 .............................     0.50%     5,479     9.998900        54,784         0.69%       -31.37%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .............................     0.50%     2,372    11.884934        28,191         6.91%         8.68%
           2001 .............................     0.50%     1,244    10.935992        13,604         9.40%         9.55%
           2000 .............................     0.50%     1,265     9.982829        12,628        12.32%        10.83%
           1999 .............................     0.50%     1,518     8.934183        13,562        16.19%        28.73%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 .............................     0.50%    10,521    20.976263       220,691         3.29%        -1.28%
           2000 .............................     0.50%     3,074    19.442286        59,766         8.22%        27.42%
           1998 .............................     0.50%     4,103    15.812545        64,879         0.17%       -12.14%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                 Expense                Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
      Multiple Payment contracts and Flexible Premium contracts:

        American Century VP Balanced Fund - Class I
           2002 .............................     0.80%    196,895   $17.490037     $ 3,443,701       2.63%      -10.28%
           2001 .............................     0.80%    201,384    19.493759       3,925,731       2.81%       -4.31%
           2000 .............................     0.80%    204,099    20.372425       4,157,992       2.45%       -3.42%
           1999 .............................     0.80%    222,611    21.094348       4,695,834       1.78%        9.18%
           1998 .............................     0.80%    215,629    19.320541       4,166,069       1.59%       14.85%

        American Century VP Capital Appreciation Fund - Class I
           2002 .............................     0.80%    657,612    14.060797       9,246,549       0.00%      -21.83%
           2001 .............................     0.80%    735,263    17.987270      13,225,374       0.00%      -28.64%
           2000 .............................     0.80%    819,897    25.207415      20,667,484       0.00%        8.17%
           1999 .............................     0.80%    643,372    23.303640      14,992,909       0.00%       63.21%
           1998 .............................     0.80%    649,478    14.277913       9,273,190       0.00%       -2.94%

        American Century VP Income & Growth Fund - Class I
           2002 .............................     0.80%    289,017     8.200926       2,370,207       1.10%      -20.01%
           2001 .............................     0.80%    322,604    10.252927       3,307,635       0.81%       -9.09%
           2000 .............................     0.80%    303,622    11.277817       3,424,193       0.55%      -11.32%
           1999 .............................     0.80%    235,223    12.717991       2,991,564       0.02%       17.08%
           1998 .............................     0.80%     73,815    10.862660         801,827       0.94%        8.63% 5/1/98

        American Century VP International Fund - Class I
           2002 .............................     0.80%    679,193    12.287143       8,345,342       0.79%      -21.01%
           2001 .............................     0.80%    733,730    15.554724      11,412,968       0.09%      -29.74%
           2000 .............................     0.80%    754,646    22.139513      16,707,495       0.14%      -17.49%
           1999 .............................     0.80%    649,836    26.831062      17,435,790       0.00%       62.74%
           1998 .............................     0.80%    568,779    16.487231       9,377,591       0.48%       17.81%

        American Century VP Ultra Fund - Class I
           2002 .............................     0.80%      7,959     7.995504          63,636       0.46%      -20.04% 5/1/02

        American Century VP Value Fund - Class I
           2002 .............................     0.80%    522,332    14.754246       7,706,615       0.90%      -13.32%
           2001 .............................     0.80%    499,070    17.020923       8,494,632       0.95%       11.92%
           2000 .............................     0.80%    323,587    15.208380       4,921,234       0.73%       17.21%
           1999 .............................     0.80%    156,791    12.975752       2,034,481       0.93%       -1.64%
           1998 .............................     0.80%    140,522    13.192098       1,853,780       0.64%        3.98%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .............................     0.80%    156,158     7.283277       1,137,342       0.00%      -34.68%
           2001 .............................     0.80%    135,156    11.150533       1,507,061       0.00%      -29.21%
           2000 .............................     0.80%    139,959    15.751152       2,204,515       0.00%      -19.58%
           1999 .............................     0.80%    123,907    19.586645       2,426,922       0.00%       62.20%
           1998 .............................     0.80%     64,081    12.075838         773,832       0.00%        5.66%

        Credit Suisse Trust - International Focus Portfolio
           2002 .............................     0.80%    469,749     8.100409       3,805,159       0.00%      -20.54%
           2001 .............................     0.80%    503,048    10.194751       5,128,449       0.00%      -22.90%
           2000 .............................     0.80%    525,361    13.222451       6,946,560       0.45%      -26.48%
           1999 .............................     0.80%    555,966    17.985801       9,999,494       0.93%       52.21%
           1998 .............................     0.80%    579,078    11.816371       6,842,600       0.52%        4.51%

                                                Contract                                             Investment
                                                 Expense                  Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
      Credit Suisse Trust - Small Cap Growth Portfolio
           2002 .............................     0.80%      739,837   $11.626571     $ 8,601,767       0.00%       -34.22%
           2001 .............................     0.80%      816,970    17.675000      14,439,945       0.00%       -16.68%
           2000 .............................     0.80%      942,509    21.214019      19,994,404       0.00%       -18.76%
           1999 .............................     0.80%      754,487    26.113570      19,702,349       0.00%        67.73%
           1998 .............................     0.80%      731,702    15.568525      11,391,521       0.00%        -3.63%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .............................     0.80%      332,165     8.605706       2,858,514       0.42%       -15.98%
           2001 .............................     0.80%      246,977    10.242303       2,529,613       0.54%        -2.10%
           2000 .............................     0.80%      145,426    10.461575       1,521,385       0.56%         4.62% 5/1/00

        Dreyfus IP - European Equity Portfolio
           2001 .............................     0.80%        9,248     6.633319          61,345       0.84%       -28.71%
           2000 .............................     0.80%        3,721     9.304097          34,621       0.42%        -6.96% 5/1/00

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 .............................     0.80%        5,194     7.634206          39,652       0.27%       -23.66% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002 .............................     0.80%      432,657    17.464486       7,556,132       0.21%       -29.51%
           2001 .............................     0.80%      479,262    24.776659      11,874,511       0.06%       -23.20%
           2000 .............................     0.80%      508,803    32.259560      16,413,761       0.81%       -11.74%
           1999 .............................     0.80%      450,901    36.549891      16,480,382       0.02%        29.04%
           1998 .............................     0.80%      359,871    28.323603      10,192,843       0.19%        28.35%

        Dreyfus Stock Index Fund
           2002 .............................     0.80%    2,526,349    20.295193      51,272,741       1.31%       -22.98%
           2001 .............................     0.80%    2,735,378    26.351146      72,080,345       1.06%       -12.88%
           2000 .............................     0.80%    2,613,545    30.248565      79,055,986       0.96%       -10.00%
           1999 .............................     0.80%    2,592,791    33.609618      87,142,715       1.11%        19.64%
           1998 .............................     0.80%    2,166,290    28.091438      60,854,201       1.37%        27.19%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .............................     0.80%      376,103    10.690124       4,020,588       1.14%       -17.38%
           2001 .............................     0.80%      358,763    12.938645       4,641,907       0.84%       -10.04%
           2000 .............................     0.80%      365,003    14.382034       5,249,486       0.63%        -1.44%
           1999 .............................     0.80%      404,377    14.591996       5,900,668       0.70%        10.57%
           1998 .............................     0.80%      257,361    13.197284       3,396,466       0.97%        29.18%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2002 .............................     0.80%      152,335     9.781078       1,490,001       0.60%       -25.92%
           2001 .............................     0.80%      162,195    13.204070       2,141,634       0.50%        -6.60%
           2000 .............................     0.80%      152,925    14.137245       2,161,938       0.61%        -4.54%
           1999 .............................     0.80%      138,815    14.810164       2,055,873       0.65%        15.95%
           1998 .............................     0.80%      125,274    12.772496       1,600,062       1.05%        10.92%

        Federated Quality Bond Fund II - Primary Shares
           2002 .............................     0.80%      101,228    10.725195       1,085,690       0.00%         7.25% 5/1/02

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 .............................     0.80%    1,471,599    31.238892      45,971,122       1.77%       -17.61%
           2001 .............................     0.80%    1,558,719    37.915521      59,099,643       1.70%        -5.72%
           2000 .............................     0.80%    1,556,185    40.214814      62,581,690       1.65%         7.56%
           1999 .............................     0.80%    1,750,754    37.388084      65,457,338       1.45%         5.48%
           1998 .............................     0.80%    1,726,955    35.444796      61,211,568       1.30%        10.74%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                             Investment
                                                Expense                   Unit        Contract         Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002..............................     0.80%    2,235,794   $27.961807    $ 62,516,840       0.25%      -30.66%
           2001..............................     0.80%    2,474,278    40.327380      99,781,149       0.08%      -18.31%
           2000..............................     0.80%    2,621,312    49.366480     129,404,946       0.12%      -11.69%
           1999..............................     0.80%    2,613,902    55.899014     146,114,544       0.15%       36.34%
           1998..............................     0.80%    2,346,630    40.998916      96,209,286       0.41%       38.38%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002..............................     0.80%      765,595    19.377316      14,835,176       9.29%        2.62%
           2001..............................     0.80%      653,854    18.882734      12,346,551      13.67%      -12.44%
           2000..............................     0.80%      619,065    21.565326      13,350,339       7.66%      -23.09%
           1999..............................     0.80%      672,537    28.039263      18,857,442       9.63%        7.29%
           1998..............................     0.80%      737,225    26.133234      19,266,073       7.35%       -5.09%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002..............................     0.80%      722,432    13.320811       9,623,380       0.83%      -20.92%
           2001..............................     0.80%      814,381    16.843777      13,717,252       5.37%      -21.80%
           2000..............................     0.80%      866,875    21.539183      18,671,779       1.56%      -19.75%
           1999..............................     0.80%      863,446    26.840170      23,175,037       1.25%       41.49%
           1998..............................     0.80%      871,214    18.969496      16,526,490       1.80%       11.85%

        Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class
           2002..............................     0.80%      753,208    22.459775      16,916,882       3.98%       -9.46%
           2001..............................     0.80%      808,651    24.805237      20,058,780       4.21%       -4.86%
           2000..............................     0.80%      851,071    26.071970      22,189,098       3.30%       -4.69%
           1999..............................     0.80%      917,098    27.355020      25,087,234       3.18%       10.21%
           1998..............................     0.80%      961,754    24.821550      23,872,225       2.96%       14.13%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002..............................     0.80%    1,875,068    18.959642      35,550,618       0.85%      -10.07%
           2001..............................     0.80%    2,013,717    21.083066      42,455,328       0.78%      -12.95%
           2000..............................     0.80%    2,107,468    24.218904      51,040,565       0.36%       -7.36%
           1999..............................     0.80%    2,151,780    26.143948      56,256,024       0.43%       23.26%
           1998..............................     0.80%    1,826,890    21.209617      38,747,637       0.53%       28.94%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002..............................     0.80%      328,074     7.588268       2,489,513       1.07%      -22.47%
           2001..............................     0.80%      341,765     9.787292       3,344,954       0.38%      -15.11%
           2000..............................     0.80%      358,453    11.528985       4,132,599       1.30%      -17.72%
           1999..............................     0.80%      385,372    14.012663       5,400,088       0.94%        3.44%
           1998..............................     0.80%      315,036    13.546531       4,267,645       0.58%       23.62%

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002..............................     0.80%       10,466     7.469351          78,174       0.00%      -25.31% 5/1/02

        Gartmore GVIT Emerging Markets Fund - Class I
           2002..............................     0.80%       29,904     6.877883         205,676       0.17%      -15.91%
           2001..............................     0.80%       23,612     8.178748         193,117       0.52%       -5.94%
           2000..............................     0.80%        1,063     8.695491           9,243       0.00%      -13.05% 10/2/00

        Gartmore GVIT Global Financial Services Fund - Class I
           2002..............................     0.80%        3,345     8.617613          28,826       0.08%      -13.82% 5/1/02

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002..............................     0.80%        3,831     8.295539          31,780       0.00%      -17.04% 5/1/02

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002..............................     0.80%      113,725   $ 1.936951     $   220,280       0.59%      -43.24%
           2001..............................     0.80%       86,686     3.412440         295,811       0.00%      -43.18%
           2000..............................     0.80%       46,652     6.005978         280,191       0.00%      -39.94% 10/2/00

        Gartmore GVIT Global Utilities Fund - Class I
           2002..............................     0.80%        1,341     8.637451          11,583       0.54%      -13.63% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002..............................     0.80%      575,815    22.908666      13,191,154       4.42%       10.10%
           2001..............................     0.80%      492,674    20.807253      10,251,193       5.12%        6.40%
           2000..............................     0.80%      359,189    19.556523       7,024,488       5.25%       11.65%
           1999..............................     0.80%      402,906    17.516435       7,057,477       5.74%       -3.13%
           1998..............................     0.80%      414,068    18.081576       7,487,002       5.51%        8.04%

        Gartmore GVIT Growth Fund - Class I
           2002..............................     0.80%      969,929    12.036520      11,674,570       0.00%      -29.29%
           2001..............................     0.80%      950,129    17.022307      16,173,388       0.00%      -28.71%
           2000..............................     0.80%      952,662    23.877962      22,747,627       0.18%      -27.12%
           1999..............................     0.80%    1,104,444    32.761545      36,183,292       0.66%        3.45%
           1998..............................     0.80%    1,058,148    31.669989      33,511,536       0.78%       28.93%

        Gartmore GVIT ID Aggressive Fund
           2002..............................     0.80%       17,710     8.269753         146,457       1.83%      -17.30% 1/25/02

        Gartmore GVIT ID Conservative Fund
           2002..............................     0.80%       21,249     9.975795         211,976       2.80%       -0.24% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2002..............................     0.80%       44,700     9.072331         405,533       1.72%       -9.28% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2002..............................     0.80%       94,483     8.623105         814,737       1.55%      -13.77% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2002..............................     0.80%       18,773     9.570814         179,673       2.35%       -4.29% 1/25/02

        Gartmore GVIT International Growth Fund - Class I
           2002..............................     0.80%        7,532     4.919535          37,054       0.00%      -24.71%
           2001..............................     0.80%        8,456     6.534130          55,253       0.09%      -29.22%
           2000..............................     0.80%          453     9.231934           4,182       0.00%       -7.68% 10/2/00

        Gartmore GVIT Money Market Fund - Class I
           2002..............................     0.80%    1,963,625    15.035122      29,523,341       1.26%        0.40%
           2001..............................     0.80%    1,991,692    14.974957      29,825,502       3.57%        2.77%
           2000..............................     0.80%    2,268,467    14.571330      33,054,581       5.53%        5.18%
           1999..............................     0.80%    2,312,418    13.853330      32,034,690       5.04%        4.01%
           1998..............................     0.80%    1,953,963    13.319323      26,025,464       5.48%        4.43%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002..............................     0.80%       12,664     8.407288         106,470       1.18%      -15.93% 5/1/02

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002..............................     0.80%      202,182     4.727311         955,777       0.00%      -33.82%
           2001..............................     0.80%      146,635     7.143137       1,047,434       0.00%      -11.55%
           2000..............................     0.80%       85,563     8.076240         691,027       0.00%      -19.24% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .............................     0.80%      581,061   $11.008455    $ 6,396,584        0.01%      -27.74%
           2001 .............................     0.80%      679,631    15.235359     10,354,422        0.03%       27.25%
           2000 .............................     0.80%      275,697    11.972833      3,300,874        0.00%       10.32%
           1999 .............................     0.80%      165,130    10.852975      1,792,152        0.00%       26.82%
           1998 .............................     0.80%       50,840     8.557853        435,081        0.00%      -14.42% 5/1/98

        Gartmore GVIT Small Company Fund - Class I
           2002 .............................     0.80%      877,427    19.017572     16,686,531        0.00%      -17.99%
           2001 .............................     0.80%      928,089    23.188796     21,521,266        0.10%       -7.45%
           2000 .............................     0.80%      998,068    25.056031     25,007,623        0.03%        8.03%
           1999 .............................     0.80%      907,754    23.192622     21,053,195        0.00%       42.87%
           1998 .............................     0.80%      879,309    16.233001     14,273,824        0.00%        0.02%

        Gartmore GVIT Total Return Fund - Class I
           2002 .............................     0.80%    2,203,258    24.433418     53,833,124        0.85%      -18.01%
           2001 .............................     0.80%    2,295,929    29.801440     68,421,990        0.74%      -12.53%
           2000 .............................     0.80%    2,359,054    34.069071     80,370,778        0.63%       -2.90%
           1999 .............................     0.80%    2,622,351    35.085217     92,005,754        0.65%        6.09%
           1998 .............................     0.80%    2,650,483    33.070880     87,653,805        1.06%       17.13%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2002 .............................     0.80%        3,205     8.182356         26,224        0.00%      -18.18% 5/1/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .............................     0.80%      358,288     5.103609      1,828,562        0.30%      -16.60%
           2001 .............................     0.80%      350,620     6.119334      2,145,561        0.91%      -22.46%
           2000 .............................     0.80%      297,781     7.891490      2,349,936        1.33%      -21.09% 5/1/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .............................     0.80%      276,903     2.456849        680,309        0.00%      -41.40%
           2001 .............................     0.80%      346,031     4.192814      1,450,844        0.56%      -37.82%
           2000 .............................     0.80%      259,751     6.742955      1,751,489        1.21%      -32.57% 5/1/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .............................     0.80%      219,129     4.424879        969,619        0.67%      -26.35%
           2001 .............................     0.80%      227,552     6.008001      1,367,133        0.70%      -24.04%
           2000 .............................     0.80%      174,672     7.909816      1,381,623        6.25%      -20.90% 5/1/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .............................     0.80%       94,053    11.472904      1,079,061        4.53%        6.35%
           2001 .............................     0.80%       55,247    10.787560        595,980        8.29%        3.35%
           2000 .............................     0.80%        3,000    10.437484         31,312        8.52%        4.37% 5/1/00

        Neuberger Berman AMT - Balanced Portfolio
           2002 .............................     0.80%        2,497    18.438130         46,040        4.01%      -17.81%
           2001 .............................     0.80%          636    22.433930         14,268        0.00%       -3.34% 6/15/01

        Neuberger Berman AMT - Growth Portfolio
           2002 .............................     0.80%      698,803    15.635481     10,926,121        0.00%      -31.71%
           2001 .............................     0.80%      800,152    22.896752     18,320,882        0.00%      -30.92%
           2000 .............................     0.80%      793,907    33.145055     26,314,091        0.00%      -12.36%
           1999 .............................     0.80%      660,524    37.818375     24,979,944        0.00%       49.20%
           1998 .............................     0.80%      767,489    25.347646     19,454,039        0.00%       14.61%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Guardian Portfolio
           2002 .............................     0.80%      161,292   $ 7.595581    $ 1,225,106        0.80%       -27.04%
           2001 .............................     0.80%      196,852    10.409898      2,049,209        0.47%        -2.30%
           2000 .............................     0.80%      149,159    10.654639      1,589,235        0.59%         0.33%
           1999 .............................     0.80%      181,217    10.619652      1,924,461        0.29%        14.02%
           1998 .............................     0.80%       71,761     9.314041        668,385        0.00%        -6.86% 5/1/98

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 .............................     0.80%      225,668    17.871272      4,032,974        4.91%         4.50%
           2001 .............................     0.80%      178,198    17.101800      3,047,507        5.78%         7.91%
           2000 .............................     0.80%      141,846    15.848178      2,248,001        7.15%         5.94%
           1999 .............................     0.80%      203,409    14.959827      3,042,963        5.69%         0.67%
           1998 .............................     0.80%      195,748    14.860392      2,908,892        6.83%         3.56%

        Neuberger Berman AMT - Partners Portfolio
           2002 .............................     0.80%      728,943    18.150798     13,230,897        0.53%       -24.75%
           2001 .............................     0.80%      777,174    24.119941     18,745,391        0.38%        -3.61%
           2000 .............................     0.80%      781,588    25.022294     19,557,125        0.69%        -0.01%
           1999 .............................     0.80%    1,008,241    25.046437     25,252,845        1.08%         6.51%
           1998 .............................     0.80%    1,151,452    23.514569     27,075,898        0.35%         3.38%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .............................     0.80%      279,004     3.801151      1,060,536        0.65%       -28.37%
           2001 .............................     0.80%      298,688     5.306432      1,584,968        0.87%       -31.82%
           2000 .............................     0.80%      313,898     7.782869      2,443,027        0.00%       -22.17% 5/1/00

        Oppenheimer Bond Fund/VA - Initial Class
           2002 .............................     0.80%      492,395    21.538984     10,605,688        7.25%         8.21%
           2001 .............................     0.80%      499,632    19.904727      9,945,039        7.04%         6.92%
           2000 .............................     0.80%      480,377    18.615856      8,942,629        7.66%         5.26%
           1999 .............................     0.80%      520,266    17.686402      9,201,634        4.68%        -2.30%
           1998 .............................     0.80%      532,098    18.103341      9,632,752        1.67%         5.95%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .............................     0.80%      847,094    11.253616      9,532,871        0.64%       -27.44%
           2001 .............................     0.80%      859,711    15.509895     13,334,027        0.64%       -13.28%
           2000 .............................     0.80%      796,536    17.884539     14,245,679        0.12%        -1.02%
           1999 .............................     0.80%      535,283    18.069110      9,672,087        0.17%        40.53%
           1998 .............................     0.80%      342,717    12.857977      4,406,647        0.28%        23.01%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .............................     0.80%    1,001,953    20.485514     20,525,522        0.56%       -22.76%
           2001 .............................     0.80%    1,078,042    26.520512     28,590,226        0.69%       -12.74%
           2000 .............................     0.80%    1,096,887    30.393395     33,338,120        0.27%         4.26%
           1999 .............................     0.80%    1,018,848    29.152831     29,702,304        0.92%        57.22%
           1998 .............................     0.80%      980,014    18.542353     18,171,766        2.07%        13.20%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .............................     0.80%      111,681     6.466008        722,130        0.65%       -19.44%
           2001 .............................     0.80%       73,856     8.026816        592,829        0.41%       -10.88%
           2000 .............................     0.80%       33,482     9.006749        301,564        0.00%        -9.93% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                 Expense                Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 .............................     0.80%    393,230   $23.955594     $ 9,420,058       3.60%       -11.12%
           2001 .............................     0.80%    394,571    26.951432      10,634,253       3.96%         1.40%
           2000 .............................     0.80%    412,843    26.579650      10,973,222       4.57%         5.59%
           1999 .............................     0.80%    437,927    25.171538      11,023,296       3.30%        10.91%
           1998 .............................     0.80%    460,679    22.696024      10,455,582       0.88%         5.80%

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 .............................     0.80%    250,537     3.502288         877,453       0.00%       -37.52%
           2001 .............................     0.80%    146,210     5.605279         819,548       0.00%       -30.87%
           2000 .............................     0.80%     76,685     8.108035         621,765       0.00%       -18.92% 5/1/00

        Strong Opportunity Fund II, Inc.
           2002 .............................     0.80%    826,619    29.685674      24,538,742       0.38%       -27.40%
           2001 .............................     0.80%    901,762    40.890795      36,873,765       0.59%        -4.48%
           2000 .............................     0.80%    877,807    42.709091      37,490,339       0.00%         5.75%
           1999 .............................     0.80%    898,106    40.478200      36,353,714       0.00%        33.83%
           1998 .............................     0.80%    874,006    30.245312      26,434,584       0.25%        12.64%

        Strong VIF - Strong Discovery Fund II
           2002 .............................     0.80%    264,753    18.893884       5,002,212       0.00%       -12.72%
           2001 .............................     0.80%    269,121    21.646818       5,825,613       0.72%         3.25%
           2000 .............................     0.80%    271,144    20.965624       5,684,703       0.00%         3.57%
           1999 .............................     0.80%    296,260    20.243703       5,997,399       0.00%         4.25%
           1998 .............................     0.80%    360,468    19.418031       6,999,579       0.00%         6.41%

        Strong VIF - Strong International Stock Fund II
           2002 .............................     0.80%    199,430     5.696130       1,135,979       4.04%       -27.13%
           2001 .............................     0.80%    213,256     7.816872       1,666,995       0.00%       -22.76%
           2000 .............................     0.80%    210,636    10.120684       2,131,780       0.00%       -40.00%
           1999 .............................     0.80%    219,407    16.868902       3,701,155       0.17%        85.71%
           1998 .............................     0.80%    149,776     9.083353       1,360,468       1.14%        -5.54%

        Turner GVIT Growth Focus Fund - Class I
           2002 .............................     0.80%     80,828     2.170866         175,467       0.00%       -43.31%
           2001 .............................     0.80%     50,607     3.829622         193,806       0.00%       -39.52%
           2000 .............................     0.80%      7,806     6.332010          49,428       0.00%       -36.68%

        Van Eck WIT - Worldwide Bond Fund
           2002 .............................     0.80%    198,934    16.079714       3,198,802       0.00%        20.69%
           2001 .............................     0.80%    120,008    13.323421       1,598,917       4.39%        -5.86%
           2000 .............................     0.80%    123,195    14.152095       1,743,467       4.90%         1.06%
           1999 .............................     0.80%    143,676    14.003753       2,012,003       4.31%        -8.56%
           1998 .............................     0.80%    154,980    15.314274       2,373,406       0.79%        11.86%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .............................     0.80%    444,801     6.209058       2,761,795       0.20%        -3.68%
           2001 .............................     0.80%    444,368     6.445985       2,864,389       0.00%        -2.60%
           2000 .............................     0.80%    443,771     6.617911       2,936,837       0.00%       -42.33%
           1999 .............................     0.80%    576,742    11.474995       6,618,112       0.00%        98.69%
           1998 .............................     0.80%    253,188     5.775322       1,462,242       0.95%       -34.66%

                                                Contract                                           Investment
                                                 Expense                Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .............................     0.80%    254,426   $13.874598     $3,530,058         0.68%       -3.61%
           2001 .............................     0.80%    176,699    14.394010      2,543,407         1.21%      -11.16%
           2000 .............................     0.80%    186,255    16.202639      3,017,823         1.12%       10.52%
           1999 .............................     0.80%    206,979    14.660562      3,034,428         1.47%       20.04%
           1998 .............................     0.80%    206,325    12.213208      2,519,890         0.69%      -31.52%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .............................     0.80%     79,485    11.726545        932,084         6.91%        8.35%
           2001 .............................     0.80%     74,719    10.822665        808,659         9.40%        9.22%
           2000 .............................     0.80%     62,323     9.909218        617,572        12.32%       10.50%
           1999 .............................     0.80%     43,728     8.967304        392,122        16.19%       28.35%
           1998 .............................     0.80%     34,905     6.986851        243,876        12.80%      -28.95%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 .............................     0.80%    355,742    20.759770      7,385,122         3.29%       -1.58%
           2001 .............................     0.80%    313,717    21.092541      6,617,089         3.98%        8.96%
           2000 .............................     0.80%    277,285    19.357784      5,367,623         8.22%       27.04%
           1999 .............................     0.80%    246,788    15.237208      3,760,360         6.87%       -4.14%
           1998 .............................     0.80%    287,075    15.895654      4,563,245         0.17%      -12.33%

        Single Premium contracts issued on or after April 16, 1990:

        American Century VP Balanced Fund - Class I
           2002 .............................     1.30%     36,064    16.579698        597,930         2.63%      -10.73%
           2001 .............................     1.30%     27,610    18.571841        512,769         2.81%       -4.79%
           2000 .............................     1.30%     29,587    19.506844        577,149         2.45%       -3.90%
           1999 .............................     1.30%     36,043    20.298769        731,629         1.78%        8.64%
           1998 .............................     1.30%     43,205    18.685028        807,287         1.59%       14.28%

        American Century VP Capital Appreciation Fund - Class I
           2002 .............................     1.30%     83,334    14.389339      1,199,121         0.00%      -22.22%
           2001 .............................     1.30%     93,041    18.500029      1,721,261         0.00%      -29.00%
           2000 .............................     1.30%    156,838    26.057031      4,086,733         0.00%        7.63%
           1999 .............................     1.30%    134,822    24.209204      3,263,933         0.00%       62.40%
           1998 .............................     1.30%    113,249    14.906965      1,688,199         0.00%       -3.42%

        American Century VP Income & Growth Fund - Class I
           2002 .............................     1.30%     18,481     8.011655        148,063         1.10%      -20.41%
           2001 .............................     1.30%     40,468    10.066594        407,375         0.81%       -9.54%
           2000 .............................     1.30%     48,794    11.128733        543,015         0.55%      -11.76%
           1999 .............................     1.30%     53,220    12.612413        671,233         0.02%       16.50%
           1998 .............................     1.30%     18,703    10.826437        202,487         0.94%        8.26% 5/1/98

        American Century VP International Fund - Class I
           2002 .............................     1.30%     67,411    11.780758        794,153         0.79%      -21.40%
           2001 .............................     1.30%    105,515    14.988556      1,581,517         0.09%      -30.10%
           2000 .............................     1.30%    126,911    21.441430      2,721,153         0.14%      -17.90%
           1999 .............................     1.30%    162,982    26.114709      4,256,228         0.00%       61.93%
           1998 .............................     1.30%    168,629    16.127264      2,719,524         0.48%       17.23%

        American Century VP Ultra Fund - Class I
           2002 .............................     1.30%        739     7.968770          5,889         0.46%      -20.31% 5/1/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        American Century VP Value Fund - Class I
           2002 .............................     1.30%     94,957   $14.316630     $ 1,359,464       0.90%      -13.75%
           2001 .............................     1.30%    123,905    16.598988       2,056,698       0.95%       11.36%
           2000 .............................     1.30%     57,614    14.906133         858,802       0.73%       16.63%
           1999 .............................     1.30%     26,781    12.781220         342,294       0.93%       -2.13%
           1998 .............................     1.30%     25,086    13.059452         327,609       0.64%        3.46%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .............................     1.30%      5,188     7.067052          36,664       0.00%      -35.01%
           2001 .............................     1.30%      7,002    10.873870          76,139       0.00%      -29.56%
           2000 .............................     1.30%     11,974    15.438040         184,855       0.00%      -19.98%
           1999 .............................     1.30%     88,739    19.293144       1,712,054       0.00%       61.39%
           1998 .............................     1.30%     23,108    11.954408         276,242       0.00%        5.13%

        Credit Suisse Trust - International Focus Portfolio
           2002 .............................     1.30%     49,680     7.802280         387,617       0.00%      -20.94%
           2001 .............................     1.30%     55,979     9.868857         552,449       0.00%      -23.29%
           2000 .............................     1.30%     66,083    12.864457         850,122       0.45%      -26.85%
           1999 .............................     1.30%     81,838    17.586224       1,439,221       0.93%       51.45%
           1998 .............................     1.30%     92,476    11.611647       1,073,799       0.52%        3.99%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002 .............................     1.30%     54,671    11.198504         612,233       0.00%      -34.55%
           2001 .............................     1.30%     82,230    17.109846       1,406,943       0.00%      -17.10%
           2000 .............................     1.30%    118,070    20.639565       2,436,913       0.00%      -19.17%
           1999 .............................     1.30%    114,996    25.533360       2,936,234       0.00%       66.90%
           1998 .............................     1.30%    152,727    15.298780       2,336,537       0.00%       -4.11%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .............................     1.30%     48,885     8.491590         415,111       0.42%      -16.40%
           2001 .............................     1.30%     41,031    10.157238         416,762       0.54%       -2.59%
           2000 .............................     1.30%     10,564    10.427067         110,152       0.56%        4.27% 5/1/00

        Dreyfus IP - European Equity Portfolio
           2001 .............................     1.30%      2,993     6.578172          19,688       0.84%      -29.06%
           2000 .............................     1.30%      5,683     9.273374          52,701       0.42%       -7.27% 5/1/00

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002 .............................     1.30%     13,724    16.676328         228,866       0.21%      -29.86%
           2001 .............................     1.30%     22,613    23.777410         537,679       0.06%      -23.58%
           2000 .............................     1.30%     33,067    31.114958       1,028,878       0.81%      -12.18%
           1999 .............................     1.30%     31,488    35.428815       1,115,583       0.02%       28.40%
           1998 .............................     1.30%     27,695    27.592332         764,170       0.19%       27.71%

        Dreyfus Stock Index Fund
           2002 .............................     1.30%    179,477    19.378177       3,477,937       1.31%      -23.37%
           2001 .............................     1.30%    215,776    25.286872       5,456,300       1.06%      -13.32%
           2000 .............................     1.30%    248,888    29.173405       7,260,910       0.96%      -10.45%
           1999 .............................     1.30%    315,343    32.576553      10,272,788       1.11%       19.05%
           1998 .............................     1.30%    326,895    27.364353       8,945,270       1.37%       26.56%

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .............................     1.30%     74,627   $10.401947     $   776,266       1.14%      -17.79%
           2001 .............................     1.30%     80,268    12.653068       1,015,636       0.84%      -10.49%
           2000 .............................     1.30%     69,804    14.135555         986,718       0.63%       -1.93%
           1999 .............................     1.30%     81,279    14.413356       1,171,503       0.70%       10.02%
           1998 .............................     1.30%     62,982    13.101026         825,129       0.97%       28.54%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2002 .............................     1.30%     13,957     9.490878         132,464       0.60%      -26.29%
           2001 .............................     1.30%     12,109    12.876695         155,924       0.50%       -7.07%
           2000 .............................     1.30%     16,818    13.856323         233,036       0.61%       -5.02%
           1999 .............................     1.30%      9,941    14.588194         145,021       0.65%       15.38%
           1998 .............................     1.30%     14,240    12.644103         180,052       1.05%       10.37%

        Federated Quality Bond Fund II - Primary Shares
           2002 .............................     1.30%      4,830    10.689420          51,630       0.00%        6.89% 5/1/02

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 .............................     1.30%    242,191    29.394119       7,118,991       1.77%      -18.02%
           2001 .............................     1.30%    292,636    35.855591      10,492,637       1.70%       -6.19%
           2000 .............................     1.30%    304,863    38.221825      11,652,420       1.65%        7.03%
           1999 .............................     1.30%    395,355    35.712129      14,118,969       1.45%        4.96%
           1998 .............................     1.30%    456,214    34.025630      15,522,969       1.30%       10.19%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002 .............................     1.30%    239,109    26.673304       6,377,827       0.25%      -31.01%
           2001 .............................     1.30%    283,815    38.662344      10,972,953       0.08%      -18.72%
           2000 .............................     1.30%    342,658    47.567395      16,299,348       0.12%      -12.12%
           1999 .............................     1.30%    355,884    54.130524      19,264,187       0.15%       35.66%
           1998 .............................     1.30%    376,885    39.900577      15,037,929       0.41%       37.69%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002 .............................     1.30%    160,671    20.087809       3,227,528       9.29%        2.11%
           2001 .............................     1.30%     93,229    19.673202       1,834,113      13.67%      -12.88%
           2000 .............................     1.30%    100,049    22.581448       2,259,251       7.66%      -23.47%
           1999 .............................     1.30%    105,520    29.506936       3,113,572       9.63%        6.76%
           1998 .............................     1.30%    144,326    27.638937       3,989,017       7.35%       -5.56%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002 .............................     1.30%    129,046    11.940760       1,540,907       0.83%      -21.31%
           2001 .............................     1.30%    150,144    15.174561       2,278,369       5.37%      -22.19%
           2000 .............................     1.30%    168,125    19.502680       3,278,888       1.56%      -20.15%
           1999 .............................     1.30%    213,601    24.423718       5,216,931       1.25%       40.79%
           1998 .............................     1.30%    248,471    17.348011       4,310,478       1.80%       11.29%

        Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class
           2002 .............................     1.30%    165,830    24.046655       3,987,657       3.98%       -9.91%
           2001 .............................     1.30%    187,390    26.691052       5,001,636       4.21%       -5.34%
           2000 .............................     1.30%    201,334    28.195602       5,676,733       3.30%       -5.16%
           1999 .............................     1.30%    211,956    29.730624       6,301,584       3.18%        9.66%
           1998 .............................     1.30%    253,412    27.112311       6,870,585       2.96%       13.57%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002 .............................     1.30%    199,804   $18.262213     $3,648,863        0.85%       -10.52%
           2001 .............................     1.30%    215,185    20.409441      4,391,806        0.78%       -13.39%
           2000 .............................     1.30%    250,535    23.563410      5,903,459        0.36%        -7.82%
           1999 .............................     1.30%    290,335    25.563198      7,421,891        0.43%        22.65%
           1998 .............................     1.30%    275,660    20.842351      5,745,402        0.53%        28.30%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002 .............................     1.30%     15,005     7.383595        110,791        1.07%       -22.86%
           2001 .............................     1.30%     17,924     9.571123        171,553        0.38%       -15.53%
           2000 .............................     1.30%     19,392    11.331281        219,736        1.30%       -18.13%
           1999 .............................     1.30%     21,868    13.841079        302,677        0.94%         2.93%
           1998 .............................     1.30%     64,568    13.447707        868,292        0.58%        23.01%

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002 .............................     1.30%      1,517     7.444367         11,293        0.00%       -25.56% 5/1/02

        Gartmore GVIT Emerging Markets Fund - Class I
           2002 .............................     1.30%      2,303     6.800904         15,662        0.17%       -16.33%
           2001 .............................     1.30%      1,128     8.127810          9,168        0.52%        -6.42%

        Gartmore GVIT Global Financial Services Fund - Class I
           2002 .............................     1.30%      3,861     8.588804         33,161        0.08%       -14.11% 5/1/02

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002 .............................     1.30%     13,221     8.267793        109,308        0.00%       -17.32% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 .............................     1.30%      7,189     1.915215         13,768        0.59%       -43.52%
           2001 .............................     1.30%     13,394     3.391119         45,421        0.00%       -43.47%
           2000 .............................     1.30%     18,398     5.998698        110,364        0.00%       -40.01% 10/2/00

        Gartmore GVIT Global Utilities Fund - Class I
           2002 .............................     1.30%      2,573     8.608580         22,150        0.54%       -13.91% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 .............................     1.30%    222,251    23.773114      5,283,598        4.42%         9.55%
           2001 .............................     1.30%    253,883    21.700608      5,509,415        5.12%         5.86%
           2000 .............................     1.30%    188,357    20.498919      3,861,115        5.25%        11.09%
           1999 .............................     1.30%    240,383    18.452016      4,435,551        5.74%        -3.61%
           1998 .............................     1.30%    274,184    19.142839      5,248,660        5.51%         7.50%

        Gartmore GVIT Growth Fund - Class I
           2002 .............................     1.30%     29,222    11.409842        333,418        0.00%       -29.64%
           2001 .............................     1.30%     37,694    16.217110        611,288        0.00%       -29.07%
           2000 .............................     1.30%     45,948    22.863519      1,050,533        0.18%       -27.48%
           1999 .............................     1.30%     62,075    31.526314      1,956,996        0.66%         2.93%
           1998 .............................     1.30%    113,664    30.628674      3,481,378        0.78%        28.29%

        Gartmore GVIT ID Moderate Fund
           2002 .............................     1.30%        265     9.030143          2,393        1.72%        -9.70% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2002 .............................     1.30%         99     9.526311            943        2.35%        -4.74% 1/25/02

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT International Growth Fund - Class I
           2002 .............................     1.30%        3,701   $ 4.864470    $    18,003        0.00%      -25.09%

        Gartmore GVIT Money Market Fund - Class I
           2002 .............................     1.30%      594,197    14.901808      8,854,610        1.26%       -0.10%
           2001 .............................     1.30%      788,057    14.917365     11,755,734        3.57%        2.25%
           2000 .............................     1.30%      857,846    14.589227     12,515,310        5.53%        4.66%
           1999 .............................     1.30%    1,082,615    13.940225     15,091,897        5.04%        3.49%
           1998 .............................     1.30%      814,530    13.470763     10,972,341        5.48%        3.90%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 .............................     1.30%          178     8.379188          1,491        1.18%      -16.21% 5/1/02

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .............................     1.30%       23,644     4.664552        110,289        0.00%      -34.15%
           2001 .............................     1.30%       10,664     7.083730         75,541        0.00%      -12.00%
           2000 .............................     1.30%        3,122     8.049546         25,131        0.00%      -29.07% 5/1/00

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .............................     1.30%       95,522    10.754320      1,027,274        0.01%      -28.11%
           2001 .............................     1.30%      193,975    14.958425      2,901,560        0.03%       26.61%
           2000 .............................     1.30%      236,917    11.814503      2,799,057        0.00%        9.77%
           1999 .............................     1.30%       23,585    10.762831        253,841        0.00%       26.19%
           1998 .............................     1.30%       28,961     8.529271        247,016        0.00%      -14.71% 5/1/98

        Gartmore GVIT Small Company Fund - Class I
           2002 .............................     1.30%       38,599    18.345997        708,137        0.00%      -18.40%
           2001 .............................     1.30%       42,033    22.482240        944,996        0.10%       -7.92%
           2000 .............................     1.30%       74,796    24.415235      1,826,162        0.03%        7.50%
           1999 .............................     1.30%       66,890    22.712185      1,519,218        0.00%       42.16%
           1998 .............................     1.30%       68,318    15.976308      1,091,469        0.00%       -0.30%

        Gartmore GVIT Total Return Fund - Class I
           2002 .............................     1.30%       72,057    24.840096      1,789,903        0.85%      -18.42%
           2001 .............................     1.30%       91,363    30.449581      2,781,965        0.74%      -12.97%
           2000 .............................     1.30%      103,521    34.985736      3,621,758        0.63%       -3.38%
           1999 .............................     1.30%      115,322    36.208762      4,175,667        0.65%        5.56%
           1998 .............................     1.30%      136,311    34.300994      4,675,603        1.06%       16.55%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2002 .............................     1.30%        4,697     8.154993         38,304        0.00%      -18.45% 5/1/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .............................     1.30%       10,536     5.035896         53,058        0.30%      -17.02%
           2001 .............................     1.30%       15,561     6.068452         94,431        0.91%      -22.85%
           2000 .............................     1.30%       22,133     7.865419        174,085        1.33%      -21.35% 5/1/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .............................     1.30%       22,402     2.424192         54,307        0.00%      -41.70%
           2001 .............................     1.30%       44,468     4.157888        184,893        0.56%      -38.13%
           2000 .............................     1.30%       52,739     6.720656        354,441        1.21%      -32.79% 5/1/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .............................     1.30%       59,542     4.366167        259,970        0.67%      -26.72%
           2001 .............................     1.30%       59,476     5.958051        354,361        0.70%      -24.43%
           2000 .............................     1.30%       72,749     7.883682        573,530        6.25%      -21.16% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                            Investment
                                                 Expense                Unit          Contract        Income       Total
                                                  Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------    -------   ----------   --------------   ----------   ---------
        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .............................     1.30%      10,843   $11.320967     $  122,753        4.53%         5.82%
           2001 .............................     1.30%         269    10.698042          2,878        8.29%         2.84%
           2000 .............................     1.30%       1,928    10.403041         20,057        8.52%         4.03% 5/1/00

        Neuberger Berman AMT - Growth Portfolio
           2002 .............................     1.30%      70,474    15.382754      1,084,084        0.00%       -32.05%
           2001 .............................     1.30%     116,532    22.639891      2,638,272        0.00%       -31.27%
           2000 .............................     1.30%     110,577    32.939123      3,642,309        0.00%       -12.79%
           1999 .............................     1.30%      97,552    37.771042      3,684,641        0.00%        48.46%
           1998 .............................     1.30%     136,629    25.442656      3,476,205        0.00%        14.03%

        Neuberger Berman AMT - Guardian Portfolio
           2002 .............................     1.30%       6,891     7.420249         51,133        0.80%       -27.40%
           2001 .............................     1.30%       7,490    10.220670         76,553        0.47%        -2.79%
           2000 .............................     1.30%       4,316    10.513749         45,377        0.59%        -0.17%
           1999 .............................     1.30%       2,945    10.531438         31,015        0.29%        13.45%
           1998 .............................     1.30%       4,760     9.282948         44,187        0.00%        -7.17% 5/1/98

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 .............................     1.30%      82,238    18.030897      1,482,825        4.91%         3.98%
           2001 .............................     1.30%      64,208    17.341018      1,113,432        5.78%         7.37%
           2000 .............................     1.30%      55,938    16.150810        903,444        7.15%         5.41%
           1999 .............................     1.30%      58,827    15.321478        901,317        5.69%         0.17%
           1998 .............................     1.30%      76,004    15.295923      1,162,551        6.83%         3.04%

        Neuberger Berman AMT - Partners Portfolio
           2002 .............................     1.30%      42,685    17.402827        742,840        0.53%       -25.12%
           2001 .............................     1.30%      58,929    23.242157      1,369,637        0.38%        -4.09%
           2000 .............................     1.30%      56,278    24.233377      1,363,806        0.69%        -0.59%
           1999 .............................     1.30%      69,118    24.377639      1,684,934        1.08%         5.98%
           1998 .............................     1.30%     176,971    23.001381      4,070,577        0.35%         2.86%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .............................     1.30%      11,830     3.750690         44,371        0.65%       -28.72%
           2001 .............................     1.30%      12,032     5.262277         63,316        0.87%       -32.16%
           2000 .............................     1.30%      25,730     7.757136        199,591        0.00%       -22.43% 5/1/00

        Oppenheimer Bond Fund/VA - Initial Class
           2002 .............................     1.30%      66,289    22.020858      1,459,741        7.25%         7.67%
           2001 .............................     1.30%      71,479    20.452013      1,461,889        7.04%         6.39%
           2000 .............................     1.30%      57,658    19.224081      1,108,422        7.66%         4.73%
           1999 .............................     1.30%      70,351    18.355321      1,291,315        4.68%        -2.79%
           1998 .............................     1.30%      84,868    18.882225      1,602,497        1.67%         5.42%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .............................     1.30%      84,080    10.950071        920,682        0.64%       -27.81%
           2001 .............................     1.30%      89,005    15.167382      1,349,973        0.64%       -13.71%
           2000 .............................     1.30%      91,772    17.577949      1,613,164        0.12%        -1.51%
           1999 .............................     1.30%      60,384    17.847892      1,077,727        0.17%        39.83%
           1998 .............................     1.30%      26,155    12.764150        333,846        0.28%        22.40%

                                                Contract                                           Investment
                                                 Expense                Unit        Contract         Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .............................     1.30%     77,714   $19.559687     $1,520,062        0.56%       -23.14%
           2001 .............................     1.30%     89,126    25.449092      2,268,176        0.69%       -13.18%
           2000 .............................     1.30%    103,662    29.312842      3,038,628        0.27%         3.74%
           1999 .............................     1.30%     99,036    28.256521      2,798,413        0.92%        56.44%
           1998 .............................     1.30%     88,848    18.062180      1,604,789        2.07%        12.63%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .............................     1.30%      8,466     6.380282         54,015        0.65%       -19.85%
           2001 .............................     1.30%     11,244     7.960162         89,504        0.41%       -11.33%
           2000 .............................     1.30%      3,017     8.977032         27,084        0.00%       -10.23% 5/1/00

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 .............................     1.30%     58,166    23.568558      1,370,889        3.60%       -11.56%
           2001 .............................     1.30%     95,325    26.649037      2,540,319        3.96%         0.89%
           2000 .............................     1.30%    102,256    26.413991      2,700,989        4.57%         5.07%
           1999 .............................     1.30%    106,259    25.139330      2,671,280        3.30%        10.35%
           1998 .............................     1.30%    110,357    22.780548      2,513,993        0.88%         5.28%

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 .............................     1.30%     36,181     3.455755        125,033        0.00%       -37.83%
           2001 .............................     1.30%      3,579     5.558609         19,894        0.00%       -31.22%
           2000 .............................     1.30%      9,148     8.081237         73,927        0.00%       -19.19% 5/1/00

        Strong Opportunity Fund II, Inc.
           2002 .............................     1.30%     78,959    28.143339      2,222,170        0.38%       -27.77%
           2001 .............................     1.30%     99,955    38.960989      3,894,346        0.59%        -4.95%
           2000 .............................     1.30%    101,232    40.898881      4,140,276        0.00%         5.23%
           1999 .............................     1.30%    102,073    38.955700      3,976,325        0.00%        33.17%
           1998 .............................     1.30%    111,969    29.253391      3,275,473        0.25%        12.08%

        Strong VIF - Strong Discovery Fund II
           2002 .............................     1.30%     26,664    17.911803        477,600        0.00%       -13.15%
           2001 .............................     1.30%     35,961    20.624646        741,683        0.72%         2.73%
           2000 .............................     1.30%     29,577    20.076460        593,801        0.00%         3.05%
           1999 .............................     1.30%     32,996    19.481837        642,823        0.00%         3.73%
           1998 .............................     1.30%     58,970    18.780910      1,107,510        0.00%         5.87%

        Strong VIF - Strong International Stock Fund II
           2002 .............................     1.30%     28,207     5.494908        154,995        4.04%       -27.49%
           2001 .............................     1.30%     28,858     7.578594        218,703        0.00%       -23.15%
           2000 .............................     1.30%     77,557     9.861771        764,849        0.00%       -40.30%
           1999 .............................     1.30%    142,490    16.519505      2,353,864        0.17%        84.79%
           1998 .............................     1.30%     35,834     8.939643        320,343        1.14%        -6.01%

        Turner GVIT Growth Focus Fund - Class I
           2002 .............................     1.30%      9,832     2.146502         21,104        0.00%       -43.60%
           2001 .............................     1.30%      2,633     3.805692         10,020        0.00%       -39.82%

        Van Eck WIT - Worldwide Bond Fund
           2002 .............................     1.30%     48,544    16.600653        805,862        0.00%        20.09%
           2001 .............................     1.30%     33,122    13.823940        457,877        4.39%        -6.33%
           2000 .............................     1.30%     31,281    14.757769        461,638        4.90%         0.56%
           1999 .............................     1.30%     34,273    14.675886        502,987        4.31%        -9.01%
           1998 .............................     1.30%     56,294    16.129801        908,011        0.79%        11.30%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                  Rate*     Units    Fair Value   Owners' Equity    Ratio**     Return***
                                                --------   -------   ----------   --------------   ----------   ---------
        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .............................     1.30%     32,199   $ 6.024691   $      193,989      0.20%       -4.16%
           2001 .............................     1.30%     34,168     6.285993          214,780      0.00%       -3.09%
           2000 .............................     1.30%     37,709     6.486254          244,590      0.00%      -42.61%
           1999 .............................     1.30%    123,914    11.302972        1,400,596      0.00%       97.70%
           1998 .............................     1.30%     25,018     5.717162          143,032      0.95%      -34.98%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .............................     1.30%     42,486    12.211274          518,808      0.68%       -4.09%
           2001 .............................     1.30%     38,241    12.731937          486,882      1.21%      -11.61%
           2000 .............................     1.30%     57,160    14.404038          823,335      1.12%        9.97%
           1999 .............................     1.30%     71,735    13.098076          939,590      1.47%       19.44%
           1998 .............................     1.30%    128,220    10.966233        1,406,090      0.69%      -31.86%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .............................     1.30%      5,151    11.410385           58,775      6.91%        7.81%
           2001 .............................     1.30%      7,324    10.583651           77,515      9.40%        8.67%
           2000 .............................     1.30%      9,551     9.739230           93,019     12.32%        9.96%
           1999 .............................     1.30%      6,540     8.857388           57,927     16.19%       27.71%
           1998 .............................     1.30%      7,315     6.935753           50,735     12.80%      -29.31%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 .............................     1.30%     51,170    19.996209        1,023,206      3.29%       -2.07%
           2001 .............................     1.30%     53,253    20.418602        1,087,352      3.98%        8.41%
           2000 .............................     1.30%     50,123    18.833757          944,004      8.22%       26.41%
           1999 .............................     1.30%     39,678    14.898574          591,146      6.87%       -4.62%
           1998 .............................     1.30%     67,042    15.620311        1,047,217      0.17%      -12.76%
                                                                                  --------------

      Contract Owners' Equity Total By Year

         2002 .................................................................   $  727,023,336
                                                                                  ==============
         2001 .................................................................   $  933,404,977
                                                                                  ==============
         2000 .................................................................   $1,071,884,297
                                                                                  ==============
         1999 .................................................................   $1,144,615,392
                                                                                  ==============
         1998 .................................................................   $  894,156,479
                                                                                  ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================



                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (collectively the "Company") as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 30, 2003

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2002               2001
============================================================================================================================

ASSETS:
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $23,134.3 in 2002; $17,961.6 in 2001)                  $ 24,169.0          $ 18,370.8
    Equity securities (cost $85.1 in 2002; $83.0 in 2001)                                        84.3                94.0
  Mortgage loans on real estate, net                                                          7,923.2             7,113.1
  Real estate, net                                                                              116.6               172.0
  Policy loans                                                                                  629.2               591.1
  Other long-term investments                                                                   137.5               125.0
  Short-term investments, including amounts managed by a related party                        1,210.3             1,011.3
----------------------------------------------------------------------------------------------------------------------------
                                                                                             34,270.1            27,477.3
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                              0.9                22.6
Accrued investment income                                                                       328.7               306.7
Deferred policy acquisition costs                                                             2,971.1             3,189.0
Other assets                                                                                  1,243.6               646.0
Assets held in separate accounts                                                             47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                          $ 31,679.8          $ 25,216.0
Short-term debt                                                                                   -                 100.0
Long-term debt, payable to Nationwide Financial Services, Inc.                                  600.0               300.0
Other liabilities                                                                             2,985.8             2,307.9
Liabilities related to separate accounts                                                     47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             82,473.8            87,436.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 11, 16 and 17)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 shares;
    3.8 shares issued and outstanding                                                             3.8                 3.8
  Additional paid-in capital                                                                    171.1               646.1
  Retained earnings                                                                           2,979.6             2,863.1
  Accumulated other comprehensive income                                                        394.3               204.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,548.8             3,717.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2002            2001           2000
===========================================================================================================================
REVENUES:
  Policy charges                                                              $    973.8       $ 1,017.3      $ 1,091.4
  Life insurance premiums                                                          259.9             251.1          240.0
  Net investment income                                                          1,838.5         1,724.7        1,653.9
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                           (107.6)          (62.7)         (19.4)
      Related parties                                                               23.2            44.4            -
  Other                                                                              8.8             8.2           11.1
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,996.6         2,983.0        2,977.0
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
  Interest credited to policyholder account values                               1,241.2         1,238.7        1,182.4
  Other benefits and claims                                                        326.0           280.3          241.6
  Policyholder dividends on participating policies                                  45.2            41.7           44.5
  Amortization of deferred policy acquisition costs                                670.1           347.9          352.1
  Interest expense on debt, primarily with a related party                          36.0             6.2            1.3
  Other operating expenses                                                         508.6           439.3          472.0
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,827.1         2,354.1        2,293.9
---------------------------------------------------------------------------------------------------------------------------

    Income from continuing operations before federal income taxes and
    cumulative effect of adoption of accounting principles                         169.5           628.9          683.1
Federal income tax expense                                                           8.7           161.2          207.3
---------------------------------------------------------------------------------------------------------------------------
    Income from continuing operations before cumulative effect of adoption of
    accounting principles                                                          160.8           467.7          475.8
Income (loss) from discontinued operations, net of tax                               0.7             1.2           (0.5)
Cumulative effect of adoption of accounting principles, net of tax                   -              (7.1)           -
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                $    161.5      $    461.8     $    475.3
===========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000
                                  (in millions)

                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================

Balance as of December 31, 1999                  $ 3.8       $ 766.1      $ 2,011.0         $ (15.9)        $ 2,765.0

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -               (50.0)         -               (50.0)
                                                                                                          ---------------
-----------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                  $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            461.8             -               461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -              98.2              98.2
    Cumulative effect of adoption of
      accounting principles, net of tax            -             -              -              (1.4)             (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                           -             -              -              (8.8)             (8.8)
                                                                                                          ---------------
  Total comprehensive income                                                                                    549.8
                                                                                                          ---------------
Dividends to shareholder                           -             -               (35.0)         -               (35.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                  $ 3.8      $  646.1      $ 2,863.1        $  204.7         $ 3,717.7
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            161.5             -               161.5
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             178.6             178.6
    Accumulated net gains on cash flow
      hedges, net of tax                           -             -              -              11.0              11.0
                                                                                                          ---------------
  Total comprehensive income                                                                                    351.1
                                                                                                          ---------------
Returns of capital to shareholder                  -          (475.0)           -               -              (475.0)
Dividends to shareholder                           -             -               (45.0)         -               (45.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 3.8      $  171.1      $ 2,979.6        $  394.3         $ 3,548.8
=========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows
                                  (in millions)

                                                                                                Years ended December 31,
                                                                                     ----------------------------------------------
                                                                                          2002            2001           2000
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                          $    161.5     $      461.8   $      475.3
  Adjustments to reconcile net income to net cash provided by operating activities:
      (Income) loss from discontinued operations                                            (0.7)           (1.2)           0.5
      Interest credited to policyholder account values                                   1,241.2         1,238.7        1,182.4
      Capitalization of deferred policy acquisition costs                                 (648.2)         (743.0)        (778.9)
      Amortization of deferred policy acquisition costs                                    670.1           347.9          352.1
      Amortization and depreciation                                                         (0.7)          (31.5)         (12.7)
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                                107.6            62.7           19.4
          Related parties                                                                  (23.2)          (44.4)           -
     Cumulative effect of adoption of accounting principles                                  -              10.9            -
      Increase in accrued investment income                                                (22.0)          (55.3)         (12.8)
     (Increase) decrease in other assets                                                  (606.1)         (271.8)         (95.7)
      Increase (decrease) in policy liabilities                                             36.2            33.0           (0.3)
      Increase in other liabilities                                                        426.9           302.8          234.2
      Other, net                                                                            33.0             8.3           22.3
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by continuing operations                                       1,375.6         1,318.9        1,385.8
        Net cash provided by (used in) discontinued operations                               0.7             1.7           (1.7)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                        1,376.3         1,320.6        1,384.1
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                3,887.7         3,933.9        2,988.7
  Proceeds from sale of securities available-for-sale                                    1,534.9           497.2          582.1
  Proceeds from repayments of mortgage loans on real estate                              1,009.0         1,204.4          911.7
  Proceeds from sale of real estate                                                         56.8            29.1           18.7
  Proceeds from sale of limited partnership to related party                                54.5           158.9            -
  Proceeds from repayments of policy loans and sale of other invested assets                58.3            68.9           79.3
  Cost of securities available-for-sale acquired                                        (9,874.5)       (7,123.6)      (3,475.5)
  Cost of mortgage loans on real estate acquired                                        (1,810.2)       (2,123.1)      (1,318.0)
  Cost of real estate acquired                                                              (2.0)           (0.4)          (7.1)
  Short-term investments, net                                                             (193.1)         (568.7)         (26.5)
  Disposal of subsidiary, net of cash                                                      (20.0)            -              -
  Collateral received - securities lending, net                                            158.9           791.6            -
  Other, net                                                                              (303.8)         (192.2)        (182.3)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in continuing operations                                          (5,443.5)       (3,324.0)        (428.9)
        Net cash provided by discontinued operations                                         -               0.6           19.8
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                           (5,443.5)       (3,323.4)        (409.1)
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Net change in short-term debt                                                           (100.0)          (18.7)         118.7
  Net proceeds from issuance of long-term debt to Nationwide Financial Services, Inc.      300.0           300.0            -
  Capital returned to shareholder                                                         (475.0)            -           (120.0)
  Cash dividends paid to shareholder                                                       (35.0)          (35.0)        (100.0)
  Increase in investment and universal life insurance product account values             6,278.9         5,976.7        4,517.0
  Decrease in investment and universal life insurance product account values            (1,923.4)       (4,216.0)      (5,377.1)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities                              4,045.5         2,007.0         (961.4)
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                            (21.7)            4.2           13.6
Cash, beginning of year                                                                     22.6            18.4            4.8
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $    0.9     $        22.6  $        18.4
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

(1)       Organization and Description of Business

          Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc.
          (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions, Nationwide Provident agents and Nationwide agents.

          Wholly owned  subsidiaries of NLIC include Nationwide Life and Annuity
          Insurance   Company   (NLAIC)  and  Nationwide   Investment   Services
          Corporation.

(2)       Summary of Significant Accounting Policies

          The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S.
          (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 13.

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

          (a)  Consolidation Policy

               The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage  loans on real  estate are  carried  at the unpaid  principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the
          derivative  expires,  or  is  sold,   terminated  or  exercised,   the
          derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC asset related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 15% in 2002 (17% in 2001 and 21% in 2000) of the Company's life insurance in-force, 59% of the number of life insurance policies in-force in 2002 (63% in 2001 and 66% in 2000), and 9% of life insurance statutory premiums in 2002 (9% in 2001 and 8% in 2000). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (i)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of NFS' acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (k)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position and currently expects to adopt FIN 46 on July 1, 2003. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transitional components of FIN 45 by the Company on December 15, 2002 resulted in the inclusion of transition disclosures in note 17. The adoption of the remaining components of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 14, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

     (m)  Reclassification

          Certain items in the 2001 and 2000 consolidated financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (3)  Investments

          The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:

                                                                                   Gross         Gross
                                                                  Amortized      unrealized    unrealized     Estimated
         (in millions)                                               cost          gains         losses       fair value
         ==================================================================================================================

         December 31, 2002:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   64.4        $  0.3    $
                                                                        774.3                                       838.4
             Obligations of states and political subdivisions            20.8          1.1           -               21.9
             Debt securities issued by foreign governments               39.3          2.7           -               42.0
             Corporate securities                                    14,143.5        934.5         116.6         14,961.4
             Mortgage-backed   securities   -  U.S.   Government      3,808.9        157.3         154.8          3,811.4
              backed
             Asset-backed securities                                  4,347.5        146.5           0.1          4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     23,134.3      1,306.5         271.8         24,169.0
           Equity securities                                             85.1          7.1           7.9             84.3
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 23,219.4    $ 1,313.6       $ 279.7       $ 24,253.3
         ==================================================================================================================

         December 31, 2001:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   23.1     $     0.5    $
                                                                        263.2                                       285.8
             Obligations of states and political subdivisions             7.6          0.3           -                7.9
             Debt securities issued by foreign governments               41.8          2.6           -               44.4
             Corporate securities                                    11,769.8        470.6         176.5         12,063.9
             Mortgage-backed securities - U.S. Government backed      2,012.3         67.8           3.7          2,076.4
             Asset-backed securities                                  3,866.9         76.7          51.2          3,892.4
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     17,961.6        641.1         231.9         18,370.8
           Equity securities                                             83.0         11.0           -               94.0
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 18,044.6      $ 652.1       $ 231.9       $ 18,464.8
         ==================================================================================================================


          As of December 31, 2002, the Company had unrealized losses on fixed maturity securities available-for-sale of $271.8 million, including $7.3 million related to securities that had a fair value that was less than 80% of amortized cost as of December 31, 2002 and 2001. As part of the Company's normal assessment of other-than-temporary impairments of investments, as described in note 2(b), each of these securities were evaluated and no further impairments were deemed necessary as of December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              Amortized       Estimated
         (in millions)                                                                          cost          fair value
         ==================================================================================================================
         Fixed maturity securities available for sale:
            Due in one year or less                                                          $    1,100.2     $       965.0
            Due after one year through five years                                                 6,769.6           7,155.4
            Due after five years through ten years                                                5,107.7           5,553.1
            Due after ten years                                                                   2,000.4           2,190.2
         ------------------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------------------
                 Subtotal                                                                        14,977.9          15,863.7
             Mortgage-backed securities - U.S. Government backed                                  3,808.9           3,811.4
             Asset-backed securities                                                              4,347.5           4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total                                                                        $  23,134.3       $  24,169.0
         ==================================================================================================================

          The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

         (in millions)                                                                           2002            2001
         ==================================================================================================================
         Unrealized gains, before adjustments and taxes                                         $ 1,033.9         $ 420.2
         Adjustment to deferred policy acquisition costs                                           (300.6)          (94.9)
         Adjustment to future policy benefits and claims                                           (133.2)         -
         Deferred federal income tax                                                               (210.0)         (113.9)
         ------------------------------------------------------------------------------------------------------------------
                  Net unrealized gains                                                          $   390.1         $ 211.4
         ==================================================================================================================

          An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

         (in millions)                                                          2002              2001            2000
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                            $ 625.5           $ 212.0         $ 280.5
           Equity securities                                                      (11.8)              5.5            (2.5)
         ------------------------------------------------------------------------------------------------------------------
                  Net change                                                    $ 613.7           $ 217.5         $ 278.0
         ==================================================================================================================

          Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $1.53 billion, $497.8 million and $602.0 million, respectively. During 2002, gross gains of $42.0 million ($31.3 million and $12.4 million in 2001 and 2000, respectively) and gross losses of $16.6 million ($10.1 million and $15.4 million in 2001 and 2000, respectively) were realized on those sales.

          The Company had $28.0 million and $25.2 million of real estate investments as of December 31, 2002 and 2001, respectively, that were non-income producing the preceding twelve months.

          Real estate is presented at cost less accumulated depreciation of $18.6 million as of December 31, 2002 ($22.0 million as of December 31, 2001). The carrying value of real estate held for disposal totaled $46.0 million and $33.4 million as of December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The recorded investment of mortgage loans on real estate considered to be impaired was $27.4 million as of December 31, 2002 ($29.9 million as of December 31, 2001), which includes $10.9 million ($5.3 million as of December 31, 2001) of impaired mortgage loans on real estate for which the related valuation allowance was $2.5 million ($1.0 million as of December 31, 2001) and $16.5 million ($24.6 million as of December 31, 2001) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was $5.5 million ($7.9 million in 2001) and interest income recognized on those loans totaled $0.1 million in 2002 ($0.4 million in 2001) which is equal to interest income recognized using a cash-basis method of income recognition.

          Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Allowance, beginning of year                                           $ 42.9           $ 45.3          $ 44.4
           Additions (reductions) charged (credited) to operations                 1.5             (1.2)            4.1
           Direct write-downs charged against the allowance                       (1.0)            (1.2)           (3.2)
           Allowance on acquired mortgage loans                                    -                -               -
         -------------------------------------------------------------------------------------------------------------------
              Allowance, end of year                                            $ 43.4           $ 42.9          $ 45.3
         ===================================================================================================================

          An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
           Securities available-for-sale:
             Fixed maturity securities                                          $ 1,332.5        $ 1,181.1      $ 1,095.5
             Equity securities                                                        1.9              1.8            2.6
           Mortgage loans on real estate                                            563.8            527.9          494.5
           Real estate                                                               26.8             33.1           32.2
           Short-term investments                                                    12.6             28.0           26.0
           Derivatives                                                              (79.6)           (19.7)           3.9
           Other                                                                     31.0             20.9           49.3
         -------------------------------------------------------------------------------------------------------------------
               Gross investment income                                            1,889.0          1,773.1        1,704.0
         Less investment expenses                                                    50.5             48.4           50.1
         -------------------------------------------------------------------------------------------------------------------
               Net investment income                                            $ 1,838.5        $ 1,724.7      $ 1,653.9
         ===================================================================================================================

          An analysis of net realized losses on investments, hedging instruments and hedged items from continuing operations, by source follows for the years ended December 31:

          (in millions)                                                                 2002          2001          2000
          ===================================================================================================================
          UNRELATED PARTIES:
              Realized gains on sales, net of hedging losses:
                 Fixed maturity securities, available-for-sale                        $    42.0    $     30.1     $     7.4
                 Hedging losses on fixed maturity sales                                   (41.1)         (1.5)          -
                 Equity securities, available-for-sale                                      -             1.2           5.0
                 Real estate                                                               14.0           3.3           3.5
                 Mortgage loans on real estate                                              3.2          11.2           0.2
                 Mortgage loan hedging losses                                              (1.2)         (8.1)          -
                 Other                                                                      0.1           1.2           1.8
          -------------------------------------------------------------------------------------------------------------------
                     Total realized gains on sales - unrelated parties                     17.0          37.4          17.9
          -------------------------------------------------------------------------------------------------------------------

              Realized losses on sales, net of hedging gains:
                 Fixed maturity securities, available-for-sale                            (15.7)         (9.3)        (15.1)
                 Hedging gains on fixed maturity sales                                     10.7           0.1           -
                 Equity securities, available-for-sale                                     (0.9)         (0.8)         (0.3)
                 Real estate                                                               (3.0)         (1.4)         (0.9)
                 Mortgage loans on real estate                                             (3.3)         (0.6)         (2.6)
                 Mortgage loans hedging gains                                               0.9           -             -
                 Other                                                                     (1.0)         (7.7)         (0.3)
          -------------------------------------------------------------------------------------------------------------------
                     Total realized losses on sales - unrelated parties                   (12.3)        (19.7)        (19.2)
          -------------------------------------------------------------------------------------------------------------------

              Derivatives, excluding hedging gains and losses on sales                      8.0           0.2          (2.7)

              Other-than-temporary impairments:
                 Fixed maturity securities, available-for-sale                           (111.6)        (66.1)        (10.5)
                 Equity securities, available-for-sale                                      -           (13.8)          -
                 Real estate                                                               (2.4)          -            (3.3)
                 Mortgage loans on real estate                                             (6.3)         (0.7)         (1.6)
          -------------------------------------------------------------------------------------------------------------------
                       Total other-than-temporary impairments                            (120.3)        (80.6)        (15.4)
          -------------------------------------------------------------------------------------------------------------------

          Total - unrelated parties                                                      (107.6)        (62.7)        (19.4)

           Related parties - gain on sale of limited partnership                           23.2          44.4           -
          -------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and hedged
                 items                                                                $   (84.4)    $   (18.3)     $  (19.4)
          ===================================================================================================================

          Fixed maturity securities with an amortized cost of $7.3 million as of December 31, 2002 and $6.6 million as of December 31, 2001 were on deposit with various regulatory agencies as required by law.

          As of  December  31,  2002 and  2001 the  Company  had  pledged  fixed maturity securities with a fair value of $152.4 million and $112.3 million, respectively, as collateral to various derivative counterparties.

          As of December 31, 2002 and 2001 the Company held collateral of $413.1 million and $18.0 million, respectively, on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $950.5 million and $775.5 million, respectively. As of December 31, 2002 and 2001 the Company held collateral of $974.5 million and $791.6 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

     (4)  Deferred Policy Acquisition Costs

          As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

          Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity - $213.4 million, Institutional Products - $7.8 million and Life Insurance - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

     (5)  Short-term Debt

          NLIC has established a $500 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had no commercial paper outstanding as of December 31, 2002 and $100.0 million outstanding, at an average effective rate of 1.90%, as of December 31, 2001. See also note 15.

          The Company paid interest on short-term debt totaling $0.7 million, $5.3 million and $1.3 million in 2002, 2001 and 2000, respectively, including 0.5 million to NFS in 2002.

     (6)  Long-term Debt, payable to Nationwide Financial Services, Inc.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio.

          The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002, none in 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (7)  Derivative Financial Instruments

          QUALITATIVE DISCLOSURE

          Interest Rate Risk Management

          The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

          Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

          Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

          As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

          With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

          Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

          In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

          The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce fluctuations in variable rate income on the investments, thereby creating fixed rate investments.

          Foreign Currency Risk Management

          In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

          For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

          The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

          Non-Hedging Derivatives

          From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

          The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns, to replicate a higher yielding bond. The credit default swaps do not receive hedge accounting treatment.

          QUANTITATIVE DISCLOSURE

          Fair Value Hedges

          During the years ended December 31, 2002 and 2001, gains of $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

          Cash Flow Hedges

          For the year ended December 31, 2002, the ineffective portion of cash flow hedges was a gain of $1.8 million, and was immaterial in 2001. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

          The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

          As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. During 2002 and 2001, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

          Other Derivative Instruments, Including Embedded Derivatives

          Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $2.2 million and $1.6 million, respectively, related to other derivative instruments, including embedded derivatives. For the years ended December 31, 2002 and 2001, a gain of $120.4 million and a loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $119.6 million and a gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                                2002         2001
         ===================================================================================================================
          Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                            $   2,206.5  $  1,952.3
            Pay variable/receive fixed rate swaps hedging investments                                  229.7       698.4
            Pay variable/receive variable rate swaps hedging investments                               221.0       197.8
            Other contracts hedging investments                                                        690.8        523.0

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          111.0        56.1
             Hedging foreign currency denominated liabilities                                        3,963.6     2,500.4
         Interest rate futures contracts                                                             4,250.9     6,019.4
         -------------------------------------------------------------------------------------------------------------------
               Total                                                                             $  11,673.5  $ 11,947.4
         ===================================================================================================================


     (8)  Federal Income Tax

          Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, inlcuding the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(i) for a discussion of changes related to the Company's federal income tax consolidation group.

          The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                              2002          2001
         ===================================================================================================================
         Deferred tax assets:
           Equity securities                                                                      $    -     $       6.5
           Mortgage loans on real estate and real estate                                               -             7.5
           Future policy benefits                                                                    102.0           8.2
           Liabilities in separate accounts                                                          447.6         482.5
           Derivatives                                                                               118.6          93.0
           Other                                                                                      40.1          81.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax assets                                                               708.3         679.5
           Less valuation allowance                                                                   (7.0)         (7.0)
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                                 701.3         672.5
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                                 402.2         173.0
           Equity securities and other investments                                                    37.4          31.7
           Deferred policy acquisition costs                                                         762.0         861.3
           Derivatives                                                                                78.4          91.5
           Deferred tax on realized investment gains                                                   -            26.1
           Other                                                                                      50.5          68.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax liabilities                                                        1,330.5       1,252.4
         -------------------------------------------------------------------------------------------------------------------
                Net deferred tax liability                                                       $   629.2     $   579.9
         ===================================================================================================================

          In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company's current federal income tax liability was $176.4 million and $186.2 million as of December 31, 2002 and 2001, respectively.

          Federal  income tax expense  attributable  to income  from  continuing
          operations   before   cumulative  effect  of  adoption  of  accounting
          principles for the years ended December 31 was as follows:


         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
         Current                                                                  $  63.7         $   32.2       $   77.6
         Deferred                                                                   (55.0)           129.0          129.7
         -------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                           $    8.7          $ 161.2        $ 207.3
         ===================================================================================================================

          The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) compared to the level of pre-tax earnings.

          Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                             2002                     2001                    2000
                                                     ----------------------   ----------------------  ----------------------
         (in millions)                                  Amount        %          Amount        %         Amount        %
         ===================================================================================================================
         Computed (expected) tax expense                  $59.3      35.0         $220.1      35.0        $239.1      35.0
         Tax exempt interest and dividends
           received deduction                             (38.9)    (22.9)         (48.8)     (7.7)        (24.7)     (3.6)
         Income tax credits                               (12.7)     (7.5)         (11.5)     (1.8)         (8.0)     (1.2)
         Other, net                                         1.0       0.5            1.4       0.1           0.9       0.1
         -------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)         $  8.7       5.1         $161.2      25.6        $207.3      30.3
         ===================================================================================================================

          Total federal income tax paid (refunded) was $71.0 million, $(45.4) million and $74.6 million during the years ended December 31, 2002, 2001 and 2000, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return, as described in note 2(i).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (9)  Comprehensive Income

          Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Unrealized gains on securities available-for-sale arising
            during the period:
            Gross                                                              $  527.5         $  164.0        $  264.5
            Adjustment to deferred policy acquisition costs                      (205.7)           (71.7)          (74.0)
            Adjustment to future policy benefits and claims                      (133.2)             -               -
            Related federal income tax expense                                    (66.0)           (32.3)          (66.7)
         -------------------------------------------------------------------------------------------------------------------
               Net unrealized gains                                               122.6             60.0           123.8
         -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses on
            securities available-for-sale realized during the period:
            Gross                                                                  86.2             58.7            13.5
            Related federal income tax benefit                                    (30.2)           (20.5)           (4.7)
         -------------------------------------------------------------------------------------------------------------------
               Net reclassification adjustment                                     56.0             38.2             8.8
         -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale              178.6             98.2           132.6
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                  16.9            (13.5)            -
            Related federal income tax (expense) benefit                           (5.9)             4.7             -
         -------------------------------------------------------------------------------------------------------------------
              Other comprehensive income (loss) on cash flow hedges                11.0             (8.8)            -
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on transition adjustments:
               Transition adjustment - SFAS 133                                     -               (5.6)            -
               Transition adjustment - EITF 99-20                                   -                3.5             -
               Related federal income tax benefit                                   -                0.7             -
         -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on transition adjustments                 -               (1.4)            -
         -------------------------------------------------------------------------------------------------------------------
                Total other comprehensive income                              $   189.6         $   88.0         $ 132.6
         ===================================================================================================================

          Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

     (10) Fair Value of Financial Instruments

          The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

          Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

          The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

          In estimating its fair value disclosures, the Company used the following methods and assumptions:

               Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

               Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

               Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

               Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

               Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

               Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

               Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 11.

               Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

               Futures contracts: The fair value for futures contracts is based on quoted market prices.

          Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2002                             2001
                                                            -------------------------------  -------------------------------
                                                               Carrying       Estimated         Carrying       Estimated
         (in millions)                                          amount        fair value         amount        fair value
         ===================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 24,169.0      $ 24,169.0       $ 18,370.8      $ 18,370.8
               Equity securities                                    84.3            84.3             94.0            94.0
             Mortgage loans on real estate, net                  7,923.2         8,536.4          7,113.1         7,293.3
             Policy loans                                          629.2           629.2            591.1           591.1
             Short-term investments                              1,210.3         1,210.3          1,011.3         1,011.3
           Cash                                                      0.9             0.9             22.6            22.6
           Assets held in separate accounts                     47,208.2        47,208.2         59,513.0        59,513.0

         Liabilities:
           Investment contracts                                (25,276.3)      (23,634.1)       (19,549.5)      (18,421.0)
           Policy reserves on life insurance contracts          (6,403.5)       (6,479.6)        (5,666.5)       (5,524.4)
           Collateral received - securities lending and
               derivatives                                      (1,363.6)       (1,363.6)          (809.6)         (809.6)
           Short-term debt                                           -               -             (100.0)         (100.0)
           Long-term debt, payable to NFS                         (600.0)         (600.0)          (300.0)         (300.0)
           Liabilities related to separate accounts            (47,208.2)      (45,524.6)       (59,513.0)      (58,387.3)

         Derivative financial instruments:
           Interest rate swaps hedging assets                     (141.2)         (141.2)            (5.6)           (5.6)
           Cross currency interest rate swaps                      325.1           325.1            (66.0)          (66.0)
           Futures contracts                                       (45.7)          (45.7)           (33.0)          (33.0)
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (11) Risk Disclosures

          The following is a description of the most significant risks facing the Company and how it mitigates those risks:

          Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

          Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

          Commitments  to fund  fixed  rate  mortgage  loans on real  estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $252.5 million extending into 2003 were outstanding as of December 31, 2002. The Company also had $77.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

          Notional  amounts  of  derivative  financial  instruments,   primarily
          interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, the Company's credit risk from these derivative financial instruments was $73.3 million, net of $387.1 million of cash collateral and $25.9 million in securities pledged as collateral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

          The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $6.55 billion before reinsurance and $2.96 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $13.7 million

          Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the
          U. S. As of December 31, 2002, the Company has a diversified portfolio with no more than 22% in any geographic area and no more than 1% with any one borrower. As of December 31, 2002, 33% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

          Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or
          geographic   area  in  which  business  is  conducted  that  makes  it
          vulnerable to an event which could cause a severe impact to the Company's financial position.

          Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 17, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

          Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $362.3 million as of December 31, 2002. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

          Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

     (12) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

          The Company is a participant, together with other affiliated companies except for Nationwide Provident, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

          Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $10.0 million, $5.0 million and $1.9 million, respectively. The Company has recorded a pension liability of $0.5 million as of December 31, 2002 compared to a prepaid pension asset of $9.4 million as of December 31, 2001.

          In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

          The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

          The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $51.9 million and $53.8 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $3.5 million, $2.9 million and $3.8 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:

                                                                         Pension Benefits         Postretirement Benefits
                                                                    --------------------------- ----------------------------
         (in millions)                                                  2002          2001           2002          2001
         ===================================================================================================================
         Change in benefit obligation:
             Benefit obligation at beginning of year                $   2,132.2    $  1,981.7    $     314.0   $
                                                                                                                     276.4
             Service cost                                                 103.3          89.3           13.2          12.6
             Interest cost                                                135.6         129.1           22.5          21.4
             Participant contributions                                      -             -              4.0           3.3
             Plan amendment                                               (11.5)         27.7         (117.7)          0.2
             Actuarial (gain) loss                                        (13.1)         (5.8)          54.0          20.2
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
             Impact of settlement/curtailment                             (12.7)          -              -             -
         -------------------------------------------------------------------------------------------------------------------
                Benefit obligation at end of year                       2,236.2       2,132.2          269.7         314.0
         ===================================================================================================================

         Change in plan assets:
             Fair value of plan assets at beginning of year             2,200.7       2,337.1          119.7         119.4
             Actual return on plan assets                                (142.4)        (46.6)         (12.7)         (0.2)
             Employer contribution                                          4.3           -             16.2          17.3
             Participant contributions                                      -             -              4.0           3.3
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
         -------------------------------------------------------------------------------------------------------------------
                Fair value of plan assets at end of year                1,965.0       2,200.7          106.9         119.7
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271.2)         68.5         (162.8)       (194.3)
         Unrecognized prior service cost                                   33.6          49.5         (116.9)          0.2
         Unrecognized net losses (gains)                                  225.9         (79.3)          71.9          (4.0)
         Unrecognized net (asset) obligation at transition                 (3.8)         (5.1)           0.1           0.8
         -------------------------------------------------------------------------------------------------------------------
                Prepaid (accrued) benefit cost, net                 $     (15.5)      $  33.6       $ (207.7)    $  (197.3)

         ===================================================================================================================

          Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

          Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

          Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10.0 million were directly assigned to NMIC and no costs were assigned to the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ---------------------------   ---------------------------
                                                                       2002          2001            2002          2001
         ===================================================================================================================
         Weighted average discount rate                               6.00%         6.50%           6.60%         7.25%
         Rate of increase in future compensation levels               4.50%         4.75%             -             -
         Assumed health care cost trend rate:
               Initial rate                                             -             -             11.30%1       11.00%
               Ultimate rate                                            -             -              5.70%1        5.50%
               Declining period                                         -             -            11 Years       4 Years
         -------------------------------------------------------------------------------------------------------------------
         ----------
         1         The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

          The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                            2002            2001            2000
         ===================================================================================================================
         Service cost (benefits earned during the period)                    $       103.3       $    89.3       $    81.4
         Interest cost on projected benefit obligation                                135.6          129.1           125.3
         Expected return on plan assets                                             (178.6)         (183.8)         (184.5)
         Recognized gains                                                                 -           (7.8)          (11.8)
         Amortization of prior service cost                                                            3.2             3.2
                                                                                   4.4
         Amortization of unrecognized transition asset                                                (1.3)           (1.3)
                                                                                  (1.3)
         -------------------------------------------------------------------------------------------------------------------
            Net periodic pension cost                                        $         63.4      $    28.7       $    12.3
         ===================================================================================================================

          A curtailment gain of $19.8 million was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

          Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                        2002          2001          2000
         ===================================================================================================================
         Weighted average discount rate                                                 6.50%         6.75%        7.00%
         Rate of increase in future compensation levels                                 4.75%         5.00%        5.25%
         Expected long-term rate of return on plan assets                               8.25%         8.00%        8.25%
         -------------------------------------------------------------------------------------------------------------------

          The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

          The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                                  2002          2001          2000
         ====================================================================================================================
         Service cost (benefits attributed to employee service during the year)        $  13.2        $ 12.6        $ 12.2
         Interest cost on accumulated postretirement benefit obligation                   22.4          21.4          18.7
         Expected return on plan assets                                                   (9.2)         (9.6)         (7.9)
         Amortization of unrecognized transition obligation of affiliates                  0.6           0.6           0.6
         Net amortization and deferral                                                    (0.4)         (0.4)         (1.3)
         --------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                     $  26.6        $ 24.6        $ 22.3
         ====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:

                                                                                        2002          2001          2000
         ====================================================================================================================
         Discount rate                                                                  7.25%         7.50%         7.80%
         Long-term rate of return on plan assets                                        7.75%         8.00%         8.30%
         Assumed health care cost trend rate:
            Initial rate                                                               11.30%        11.00%        13.00%
            Ultimate rate                                                               5.70%         5.50%         5.50%
            Declining period                                                          11 Years       4 Years       5 Years
         --------------------------------------------------------------------------------------------------------------------

          Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

          The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to this plan totaled $5.7 million, $5.6 million and $4.4 million for 2002, 2001 and 2000, respectively, including amounts related to discontinued operations that are immaterial.

     (13) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

          The statutory capital and surplus of NLIC as of December 31, 2002 and 2001 was $1.61 billion and $1.76 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2002, 2001 and 2000 was $92.5 million, $83.1 million and $158.7 million, respectively.

          The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

          The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002 no dividends could be paid by NLIC without prior approval.

          In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

          The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (14) Related Party Transactions

          During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

          NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.50 billion and $4.68 billion as of December 31, 2002 and 2001, respectively. Total revenues from these contracts were $143.3 million, $150.7 million and $156.8 million for the years ended December 31, 2002, 2001 and 2000, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $114.8 million, $122.5 million and $135.8 million for the years ended December 31, 2002, 2001 and 2000, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

          As discussed in more detail in note 2(i), through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC and beginning October 1, 2002, will file a consolidated federal income tax return with NLICA. Total payments to (from) NMIC were $71.0 million, $(45.4) million and $74.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2002, 2001 and 2000 were $325.0 million, $200.7 million and $170.1 million, respectively, while benefits, claims and expenses ceded were $328.4 million, $210.1 million and $171.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $135.6 million, $139.8 million and $150.3 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

          Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.9 million, $26.4 million and $31.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $20.2 million, $18.7 million and $14.1 million, respectively.

          The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company had no borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.3 million and $0.2 million for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

          The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $87.0 million and $54.8 million as of December 31, 2002 and 2001, respectively,  and  are  included  in  short-term  investments  on the
          accompanying   consolidated  balance  sheets.  For  the  years  ending
          December 31, 2002, 2001 and 2000, the Company paid NCMC fees and expenses totaling $0.3 million, $0.4 million and $0.3 million, respectively.

          Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2002 were $50.3 million, $52.9 million and $65.0 million, respectively.

          Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $12.21 billion. For the year ended December 31, 2002, GGI paid the Company $38.8 million for the distribution and servicing of these funds.

          During 2002, NLIC paid a dividend of $35.0 million and dividends in the form of return of capital of $475.0 million to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002 and none in 2001. In addition, the Company made interest payments on unsecured notes to NFS totaling $0.5 million in 2002.

     (15) Bank Lines of Credit

          The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700 million agreement and a 364 day $300 million agreement with a group of financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2002. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500 million commercial paper program. Therefore, availability under the aggregate $1 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC did not have any commercial paper outstanding as of December 31, 2002.

     (16) Contingencies

          On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. Plaintiffs seek to represent a class of retirement plans that purchased variable annuities from NLIC to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA; that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiff's annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against the Company concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to the Company. The Company intends to defend this lawsuit vigorously.

          There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

     (17) Securitization Transactions

          During 2002, the Company sold credit enhanced equity interests in Tax Credit Funds to unrelated third parties for $125.3 million and recognized $6.8 million of income. The Company guaranteed cumulative after-tax yield to unrelated third party investors ranging from 5.15% to 5.25%. These guarantees are in effect for approximately 15 years. The Tax Credit Funds will provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by cash reserves established by the Company at the inception of the transactions.

          The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $368.7 million. The Company does not anticipate making any payments related to the guarantees.

          At the time of the sales, $4.9 million of net sale proceeds were set aside as reserves for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the reserve is released, and during 2002, $0.5 million of stabilization reserves were released into income.

          To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it can recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



     (18) Segment Information

          The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
          Individual Annuity, Institutional Products and Life Insurance. During the second quarter of 2002, the Company paid a dividend to NFS that resulted in the disposal of a portion of the business that had been reported in the Corporate segment (see note 14). As a result, this business has been reported as discontinued operations. Also, structured products transactions previously reported in the Corporate segment are now reported in the Institutional Products segment. Amounts reported for all periods have been revised to reflect these changes and to conform to the 2002 presentation.

          The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

          The Institutional Products segment is comprised of the Company's Private and Public Sector pension plans, medium-term note program and structured products transactions. The Private Sector includes the 401(k) business generated through fixed and variable annuities. The Public Sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

          The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

          In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.

                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2002:
         Net investment income                   $   668.5    $      800.2      $    328.6     $      41.2    $   1,838.5
         Other operating revenue                     526.2           177.9           537.7             0.7        1,242.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,194.7           978.1           866.3            41.9        3,081.0
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           505.9           548.9           186.4             -          1,241.2
         Amortization of deferred policy
            acquisition costs                        528.2            53.7            88.2             -            670.1
         Interest expense on debt                      -               -               -              36.0           36.0
         Other benefits and expenses                 283.4           172.1           420.2             4.1          879.8
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses            1,317.5           774.7           694.8            40.1        2,827.1
         -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income taxes 1                  (122.8)          203.4           171.5             1.8          253.9
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (84.4)         (84.4)
         -------------------------------------------------------------------------------------------------------------------
         (Loss) income from continuing
            operations before federal income
            taxes and cumulative effect of
            adoption      of      accounting   $    (122.8)   $      203.4      $    171.5    $              $      169.5
         principles                                                                                  (82.6)
         ===================================================================================================================

         Assets as of year end                   $ 40,830.0     $ 30,440.7       $ 9,676.3       $ 5,075.6     $ 86,022.6
         ===================================================================================================================
         ---------
          1    Excludes net realized gains and losses on investments not related
               to   securitizations,   hedging  instruments  and  hedged  items,
               discontinued  operations  and  cumulative  effect of  adoption of accounting principles.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2001:
         Net investment income                $      534.7    $      847.5      $    323.3    $       19.2    $   1,724.7
         Other operating revenue                     556.0           209.4           511.5             1.6        1,278.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,090.7         1,056.9           834.8            20.8        3,003.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           433.2           627.8           177.7             -          1,238.7
         Amortization of deferred policy
            acquisition costs                        220.0            47.6            80.3             -            347.9
         Interest expense on debt                      -               -               -               6.2            6.2
         Other benefits and expenses                 206.1           170.2           387.1            (2.1)         761.3
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              859.3           845.6           645.1             4.1        2,354.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   231.4           211.3           189.7            16.7          649.1
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (20.2)         (20.2)
         -------------------------------------------------------------------------------------------------------------------
         Income (loss) from continuing
            operations before federal income
            taxes and cumulative effect of
           adoption      of       accounting  $      231.4    $      211.3      $    189.7    $       (3.5)     $
         principles                                                                                                 628.9
         ===================================================================================================================
                                                                                                          2
         Assets as of year end                  $ 43,885.4     $  34,130.1      $  9,129.0      $  4,010.1     $ 91,154.6
         ===================================================================================================================
         2000:
         Net investment income                $      482.0    $      827.4      $    289.2    $       55.3     $  1,653.9
         Other operating revenue                     625.9           251.6           462.1             2.9        1,342.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,107.9         1,079.0           751.3            58.2
                                                                                                                  2,996.4
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           396.4           628.8           157.2             -          1,182.4
         Amortization of deferred policy
            acquisition costs                        238.7            49.2            64.2             -            352.1
         Interest expense on debt                      -               -               -               1.3            1.3
         Other benefits and expenses                 192.1           181.0           368.8            16.2          758.1
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              827.2           859.0           590.2            17.5        2,293.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   280.7           220.0           161.1            40.7          702.5
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (19.4)         (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income from continuing operations
            before federal income taxes and
            cumulative effect of adoption of
            accounting principles             $      280.7    $      220.0     $     161.1    $       21.3   $      683.1
         ===================================================================================================================
                                                                                                          3
         Assets as of year end                  $ 45,422.5      $ 37,217.3      $  8,103.3      $  1,824.2    $ 92,567.3
         ===================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

          2    Includes  $24.8  million  of  assets   related  to   discontinued
               operations.

          3    Includes  $22.5  million  of  assets   related  to   discontinued
               operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

     (19) Variable Interest Entities

          As of December 31, 2002, the Company had investments of $71.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds and those that the Company has sold to others with a guarantee of the cumulative after-tax return, which are described in more detail in note 17, may be considered a VIE in accordance with FIN 46. See note 2(k). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $439.6 million, which is comprised of the carrying value of the Tax Credit Funds held by the Company for its own use and the maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees.

     (20) Subsequent Event

          On February 13, 2003, NFS contributed as additional paid-in capital $200.0 million cash to NLIC for general corporate purposes.





                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 25 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 131 pages.


Representations and Undertakings.

Independent Auditors' Consent.

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:





1. Power of Attorney dated April 28, 2003.                      Attached hereto.


2. Resolution of the Depositor's Board of Directors             Included with the Registration Statement on Form N-8B-2
   for authorizing the establishment of the Registrant, the     Nationwide VLI Separate Account-2 (File No. 811-5311),
   adopted                                                      and is hereby incorporated by reference.

3. Distribution Contracts                                       Filed  previously  with  Post-Effective Amendment No. 18
                                                                (333-42180) and hereby incorporated by reference.

4. Form of Security                                             Included with the Registration Statement on Form S-6 for the
                                                                Nationwide VLI Separate Account-2 (File No. 33-42180), and is hereby incorporated by reference.

5. Articles of Incorporation of Depositor                       Included with the Registration  Statement on Form N-8B-2 for the Nationwide VLI Separate  Account-2 (File No.  811-5311),
                                                                and is hereby incorporated by reference.

6. Application form of Security                                 Included with the Registration Statement on Form
                                                                S-6 for the Nationwide VLI Separate Account-2 (File No. 33-42180),
                                                                and is hereby incorporated by reference.

7. Opinion of Counsel                                           Included with the Registration Statement on Form S-6 for
                                                                the Nationwide VLI Separate Account-2 (File No. 33-42180),
                                                                and is hereby incorporated by reference.


REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission ("SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:


We consent to the use of our reports for Nationwide VLI Separate Account-2 dated February 20, 2003 and for Nationwide Life Insurance Company and subsidiaries dated January 30, 2003, included herein, and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Prospectus (File No. 033-42180). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.





KPMG LLP

Columbus, Ohio
April 28, 2003

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 25 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City of Columbus, and State of Ohio, on the 30th day of April, 2003.


                                                                 NATIONWIDE VLI SEPARATE ACCOUNT-2
                                                 --------------------------------------------------------------------
                                                                           (Registrant)
(Seal) NATIONWIDE LIFE INSURANCE COMPANY
                                                 --------------------------------------------------------------------
Attest:                                                                      (Depositor)

By:          /s/ GLENN W. SODEN                    By:                /s/ STEVEN SAVINI, ESQ.
----------------------------------------------     ----------------------------------------------------------------
                 Glenn W. Soden                                           Steven Savini, Esq.
               Assistant Secretary



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 30th day of April, 2003.




               SIGNATURE                                   TITLE


W. G. JURGENSEN                            Director and Chief Executive Officer

----------------------------------------

W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and

----------------------------------------

Joseph J. Gasper                                  Chief Operating Officer

JOSEPH A. ALUTTO                                          Director

----------------------------------------

Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director

----------------------------------------

James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director

----------------------------------------

Henry S. Holloway

LYDIA M. MARSHALL                                         Director

----------------------------------------

Lydia M. Marshall

DONALD L. MCWHORTER                                       Director

----------------------------------------

Donald L. McWhorter

DAVID O. MILLER                                           Director

----------------------------------------

David O. Miller

JAMES F. PATTERSON                                        Director

----------------------------------------

James F. Patterson

GERALD D. PROTHRO                                         Director

----------------------------------------

Gerald D. Prothro

ARDEN L. SHISLER                                          Director

----------------------------------------

Arden L. Shisler

ALEX SHUMATE                                              Director

----------------------------------------

Alex Shumate

                                              By /s/ STEVEN SAVINI

                                       -----------------------------------------

                                                  Steven Savini
                                                Attorney-in-Fact